John Hancock

Emerging Markets Fund

Quarterly portfolio holdings 5/31/19

Fund’s investments

As of 5-31-19 (unaudited)

	Shares	Value
Common stocks 96.6%		$246,544,003
(Cost $215,192,699)
Australia 0.0%		20,792

MMG, Ltd. (A)	68,000	20,792

Brazil 7.3%		18,616,218

AES Tiete Energia SA	24,890	72,819
AES Tiete Energia SA	83	49
Aliansce Shopping Centers SA	6,549	34,348
Alliar Medicos A Frente SA	6,509	23,256
Alupar Investimento SA	14,850	92,265
Ambev SA	8,500	38,017
Ambev SA, ADR	137,104	612,856
Anima Holding SA	3,800	18,390
Arezzo Industria e Comercio SA	6,291	80,963
Atacadao SA	21,400	126,253
B3 SA - Brasil Bolsa Balcao	38,078	354,875
Banco Bradesco SA	37,802	314,542
Banco BTG Pactual SA	8,288	98,701
Banco do Brasil SA	30,737	406,150
Banco Santander Brasil SA	7,500	87,348
BB Seguridade Participacoes SA	24,029	182,731
BR Malls Participacoes SA	52,104	170,097
BR Properties SA (A)	8,524	19,051
BrasilAgro - Cia Brasileira de Propriedades Agricolas	4,216	16,890
Braskem SA, ADR (A)(B)	5,886	127,255
BRF SA (A)	22,690	160,174
Camil Alimentos SA	11,340	19,536
CCR SA	133,369	454,426
Centrais Eletricas Brasileiras SA	6,300	55,246
Cia de Locacao das Americas	7,916	89,772
Cia de Saneamento Basico do Estado de Sao Paulo	15,692	176,797
Cia de Saneamento de Minas Gerais-COPASA	4,135	65,482
Cia de Saneamento do Parana	6,940	127,553
Cia Energetica de Minas Gerais	7,404	33,964
Cia Hering	4,235	31,720
Cia Paranaense de Energia	2,800	32,895
Cia Siderurgica Nacional SA	77,620	327,179
Cielo SA	45,420	77,553
Construtora Tenda SA	5,866	30,541
Cosan Logistica SA (A)	21,384	88,066
Cosan SA	7,044	84,622
CSU Cardsystem SA	6,521	10,287
CVC Brasil Operadora e Agencia de Viagens SA	15,902	209,193
Cyrela Brazil Realty SA Empreendimentos e Participacoes	19,095	84,868
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	6,417
Dimed SA Distribuidora da Medicamentos	300	30,505
Direcional Engenharia SA	7,825	19,842
Duratex SA	61,238	164,489
EcoRodovias Infraestrutura e Logistica SA	14,116	34,031
EDP - Energias do Brasil SA	21,167	107,023
Embraer SA	82,468	398,264
Enauta Participacoes SA	7,100	23,070
Energisa SA	23,068	264,603

2 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Brazil (continued)
Eneva SA (A)	7,600	$44,063
Engie Brasil Energia SA	6,293	74,285
Equatorial Energia SA	13,237	290,617
Estacio Participacoes SA	20,530	154,082
Even Construtora e Incorporadora SA (A)	13,157	23,136
Ez Tec Empreendimentos e Participacoes SA	4,284	24,016
Fleury SA	13,465	67,944
Fras-Le SA	8,100	9,619
Gafisa SA (A)	4,044	5,019
Grendene SA	9,503	17,098
Guararapes Confeccoes SA	5,552	22,072
Helbor Empreendimentos SA (A)	23,645	7,653
Hypera SA	8,032	61,858
Iguatemi Empresa de Shopping Centers SA	1,600	16,310
Industrias Romi SA	5,000	13,430
Instituto Hermes Pardini SA	4,000	17,666
International Meal Company Alimentacao SA	15,000	26,185
Iochpe Maxion SA	18,421	92,857
IRB Brasil Resseguros SA	6,642	172,450
Itau Unibanco Holding SA	40,051	307,327
JBS SA	65,822	366,689
JHSF Participacoes SA	15,500	9,757
JSL SA	8,300	28,238
Kepler Weber SA	2,300	10,961
Klabin SA	15,418	61,099
Kroton Educacional SA	71,988	189,696
Light SA	6,203	29,940
Localiza Rent a Car SA	151,623	1,469,881
LOG Commercial Properties e Participacoes SA (A)	3,495	16,914
Lojas Americanas SA	4,780	15,714
Lojas Renner SA	61,656	691,990
Magazine Luiza SA	2,703	135,014
Mahle-Metal Leve SA	6,356	36,948
Marcopolo SA	29,400	23,227
Marisa Lojas SA (A)	5,589	8,561
Mills Estruturas e Servicos de Engenharia SA (A)	15,517	19,812
Movida Participacoes SA	5,635	18,310
MRV Engenharia e Participacoes SA	18,204	79,794
Natura Cosmeticos SA	10,335	157,977
Odontoprev SA	38,609	160,578
Omega Geracao SA (A)	4,500	25,149
Petro Rio SA (A)	6,630	29,349
Petrobras Distribuidora SA	31,645	206,050
Petroleo Brasileiro SA	339,519	2,442,595
Porto Seguro SA	7,284	98,384
Portobello SA	11,800	12,931
Profarma Distribuidora de Produtos Farmaceuticos SA (A)	1,556	1,562
Qualicorp Consultoria e Corretora de Seguros SA	55,157	283,238
Raia Drogasil SA	11,976	211,872
Restoque Comercio e Confeccoes de Roupas SA	16,002	99,912
Rumo SA (A)	49,929	246,340
Sao Carlos Empreendimentos e Participacoes SA	5,500	43,521
Sao Martinho SA	17,485	87,114
Ser Educacional SA (C)	3,448	20,061

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 3

	Shares	Value
Brazil (continued)
SLC Agricola SA	9,252	$45,978
Smiles Fidelidade SA	8,400	102,004
Sonae Sierra Brasil SA	6,800	51,105
Springs Global Participacoes SA (A)	59	136
Sul America SA	41,108	365,723
Suzano SA	12,753	104,261
T4F Entretenimento SA	3,900	5,844
Technos SA (A)	11,900	6,854
Tecnisa SA (A)	19,076	6,174
Tegma Gestao Logistica SA	2,700	19,177
Terra Santa Agro SA (A)	2,000	7,283
TIM Participacoes SA	40,000	112,132
Transmissora Alianca de Energia Eletrica SA	30,311	204,934
Trisul SA	6,300	9,794
Tupy SA	4,722	23,634
Ultrapar Participacoes SA	32,386	170,681
Unipar Carbocloro SA	1,200	11,132
Usinas Siderurgicas de Minas Gerais SA	14,444	36,221
Vale SA	183,276	2,288,644
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	7,438	28,168
Via Varejo SA (A)	46,905	56,182
Vulcabras Azaleia SA (A)	11,265	17,541
WEG SA	9,682	47,004
Wiz Solucoes e Corretagem de Seguros SA	9,413	23,773

Chile 1.5%		3,895,118

AES Gener SA	251,124	61,583
Aguas Andinas SA, Class A	191,562	105,698
Banco de Chile	146,860	21,083
Banco de Chile, ADR	1,901	54,255
Banco de Credito e Inversiones SA	1,820	116,710
Banco Santander Chile	1,585,820	111,661
Besalco SA	49,676	42,707
CAP SA	5,024	49,855
Cementos BIO BIO SA	2,795	3,608
Cencosud SA	77,161	140,286
Cia Cervecerias Unidas SA	9,825	132,928
Clinica Las Condes SA	180	10,655
Colbun SA	333,339	62,718
Cristalerias de Chile SA	60,580	443,975
Empresa Nacional de Telecomunicaciones SA (A)	18,775	179,114
Empresas CMPC SA	21,806	57,931
Empresas COPEC SA	6,380	66,002
Empresas Hites SA	55,395	32,783
Enel Americas SA	1,656,216	263,768
Enel Chile SA, ADR	111,093	511,028
Engie Energia Chile SA	23,657	39,343
Forus SA	5,056	12,128
Grupo Security SA	183,645	69,365
Inversiones Aguas Metropolitanas SA	29,967	41,814
Inversiones La Construccion SA	2,123	34,678
Itau CorpBanca	5,398,734	42,024
Latam Airlines Group SA	8,576	75,180
Latam Airlines Group SA, ADR (B)	1,101	9,711

4 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Chile (continued)
Masisa SA (A)	947,167	$62,073
Molibdenos y Metales SA	7,542	88,225
Multiexport Foods SA	128,748	67,864
Parque Arauco SA	37,205	97,006
PAZ Corp. SA	98,491	43,031
Ripley Corp. SA	79,393	56,507
SACI Falabella	16,183	97,618
Salfacorp SA	20,240	23,391
Sigdo Koppers SA	77,337	137,870
SMU SA	80,372	20,378
Sociedad Matriz SAAM SA	753,046	67,394
Socovesa SA	411,319	214,490
SONDA SA	40,977	53,481
Vina Concha y Toro SA	36,835	73,199

China 11.2%		28,516,381

21Vianet Group, Inc., ADR (A)	1,999	14,293
361 Degrees International, Ltd.	46,000	8,534
3SBio, Inc. (C)	11,500	18,765
500.com, Ltd., ADR, Class A (A)(B)	1,224	12,007
51job, Inc., ADR (A)	297	20,894
58.com, Inc., ADR (A)	711	40,548
AAC Technologies Holdings, Inc.	24,000	127,423
Acorn International, Inc., ADR	300	7,902
Agile Group Holdings, Ltd.	59,250	74,783
Agricultural Bank of China, Ltd., H Shares	565,000	242,465
Air China, Ltd., H Shares	42,000	39,158
Alibaba Group Holding, Ltd., ADR (A)	9,919	1,480,488
Aluminum Corp. of China, Ltd., H Shares (A)	126,000	45,355
Angang Steel Company, Ltd., H Shares	44,200	19,909
Anhui Conch Cement Company, Ltd., H Shares	43,500	254,881
Anhui Expressway Company, Ltd., H Shares	20,000	12,018
ANTA Sports Products, Ltd.	29,000	178,590
Aowei Holdings, Ltd. (A)	10,063,000	2,342,803
Asia Cement China Holdings Corp.	19,500	26,245
AVIC International Holdings, Ltd., H Shares	30,000	15,216
AviChina Industry & Technology Company, Ltd., H Shares	29,000	16,471
BAIC Motor Corp., Ltd., H Shares (C)	55,000	34,085
Baidu, Inc., ADR (A)	3,225	354,750
Bank of China, Ltd., H Shares	1,570,075	651,002
Bank of Chongqing Company, Ltd., H Shares	37,000	22,259
Bank of Communications Company, Ltd., H Shares	168,858	132,333
Baoye Group Company, Ltd., H Shares (A)	46,000	28,165
Baozun, Inc., ADR (A)(B)	635	24,911
BBMG Corp., H Shares	61,500	18,603
Beijing Capital International Airport Company, Ltd., H Shares	38,415	32,537
Beijing Capital Land, Ltd., H Shares (B)	54,000	16,997
Beijing Jingneng Clean Energy Company, Ltd., H Shares	50,000	8,991
Beijing North Star Company, Ltd., H Shares	40,000	14,696
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (C)	29,000	8,349
Best Pacific International Holdings, Ltd.	84,000	29,661
Billion Industrial Holdings, Ltd.	12,000	7,585
Bitauto Holdings, Ltd., ADR (A)	1,037	11,137
Boyaa Interactive International, Ltd. (A)	35,000	7,998

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 5

	Shares	Value
China (continued)
BYD Company, Ltd., H Shares	11,000	$64,311
BYD Electronic International Company, Ltd.	15,483	20,402
CAR, Inc. (A)	26,000	20,460
Cayman Engley Industrial Company, Ltd.	4,589	15,875
Central China Real Estate, Ltd.	54,538	22,780
Central China Securities Company, Ltd., H Shares (B)	53,000	12,100
CGN Power Company, Ltd., H Shares (C)	93,000	25,604
Changshouhua Food Company, Ltd.	71,000	27,135
Changyou.com, Ltd., ADR (A)	979	17,974
Chaowei Power Holdings, Ltd.	70,000	26,621
Cheetah Mobile, Inc., ADR (A)	1,459	6,259
China Aircraft Leasing Group Holdings, Ltd.	15,000	15,316
China Animal Healthcare, Ltd. (A)(D)	182,000	232
China Aoyuan Group, Ltd.	23,000	24,878
China BlueChemical, Ltd., H Shares	57,000	19,699
China Cinda Asset Management Company, Ltd., H Shares	234,000	54,369
China CITIC Bank Corp., Ltd., H Shares	173,962	98,890
China Coal Energy Company, Ltd., H Shares	38,000	15,516
China Communications Construction Company, Ltd., H Shares	93,202	82,909
China Communications Services Corp., Ltd., H Shares	21,200	15,852
China Conch Venture Holdings, Ltd.	28,000	90,934
China Construction Bank Corp., H Shares	1,838,000	1,455,055
China Datang Corp. Renewable Power Company, Ltd., H Shares	175,000	17,194
China Distance Education Holdings, Ltd., ADR (A)	302	1,758
China Dongxiang Group Company, Ltd.	152,000	18,620
China Eastern Airlines Corp., Ltd., H Shares	36,000	19,900
China Electronics Optics Valley Union Holding Company, Ltd.	408,000	29,159
China Energy Engineering Corp., Ltd., H Shares	354,000	42,935
China Evergrande Group	81,566	217,222
China Financial Services Holdings, Ltd.	94,000	5,922
China Galaxy Securities Company, Ltd., H Shares	31,000	16,664
China Greenland Broad Greenstate Group Company, Ltd. (A)	116,000	9,030
China Harmony New Energy Auto Holding, Ltd.	42,500	14,507
China Hongqiao Group, Ltd.	176,000	127,284
China Huarong Asset Management Company, Ltd., H Shares (C)	268,000	45,476
China Huishan Dairy Holdings Company, Ltd. (A)(D)	235,000	0
China Huiyuan Juice Group, Ltd. (A)(D)	141,000	32,698
China International Capital Corp., Ltd., H Shares (C)	8,800	16,012
China International Marine Containers Group Company, Ltd., H Shares	19,600	21,580
China Lesso Group Holdings, Ltd.	45,000	28,714
China Life Insurance Company, Ltd., H Shares	78,000	181,685
China Lilang, Ltd.	25,000	22,222
China Logistics Property Holdings Company, Ltd. (A)(C)	73,000	25,626
China Longyuan Power Group Corp., Ltd., H Shares	51,000	32,139
China Machinery Engineering Corp., H Shares	36,000	15,853
China Medical System Holdings, Ltd.	31,800	27,927
China Meidong Auto Holdings, Ltd.	56,000	33,111
China Merchants Bank Company, Ltd., H Shares	106,461	515,386
China Merchants Securities Company, Ltd., H Shares (C)	7,800	9,050
China Minsheng Banking Corp., Ltd., H Shares	95,340	69,378
China Modern Dairy Holdings, Ltd. (A)	167,000	21,686
China Molybdenum Company, Ltd., H Shares (B)	81,000	25,478
China National Building Material Company, Ltd., H Shares	218,600	168,395
China Oilfield Services, Ltd., H Shares	22,000	19,624

6 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
China Oriental Group Company, Ltd.	36,000	$20,878
China Pacific Insurance Group Company, Ltd., H Shares	43,800	162,286
China Petroleum & Chemical Corp., H Shares	906,000	601,969
China Railway Construction Corp., Ltd., H Shares	62,335	72,852
China Railway Group, Ltd., H Shares	54,000	40,407
China Railway Signal & Communication Corp., Ltd., H Shares (C)	26,000	17,120
China Reinsurance Group Corp., H Shares	94,000	17,147
China Resources Medical Holdings Company, Ltd.	33,500	22,529
China Resources Pharmaceutical Group, Ltd. (C)	30,500	39,934
China Sanjiang Fine Chemicals Company, Ltd.	72,000	15,694
China SCE Group Holdings, Ltd.	54,000	24,434
China Shenhua Energy Company, Ltd., H Shares	112,500	231,872
China Shineway Pharmaceutical Group, Ltd.	17,000	15,152
China Southern Airlines Company, Ltd., H Shares	46,000	29,653
China Suntien Green Energy Corp., Ltd., H Shares	88,000	23,467
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	6,337
China Telecom Corp., Ltd., H Shares	214,000	107,538
China Tian Lun Gas Holdings, Ltd.	14,422	14,688
China Tianrui Group Cement Company, Ltd. (A)	25,000	19,723
China Vanke Company, Ltd., H Shares	45,300	160,748
China XLX Fertiliser, Ltd.	50,000	15,387
China Yurun Food Group, Ltd. (A)	32,000	4,448
China ZhengTong Auto Services Holdings, Ltd.	40,500	15,987
China Zhongwang Holdings, Ltd.	50,200	23,964
Chinasoft International, Ltd. (A)	34,000	16,331
Chlitina Holding, Ltd.	4,000	32,936
Chongqing Rural Commercial Bank Company, Ltd., H Shares	31,000	15,871
CIFI Holdings Group Company, Ltd.	70,000	41,917
CITIC Securities Company, Ltd., H Shares	13,500	24,636
CNOOC, Ltd.	487,000	791,221
Cogobuy Group (A)(C)	44,000	13,188
Colour Life Services Group Company, Ltd. (A)	35,000	20,475
Consun Pharmaceutical Group, Ltd. (B)	29,000	19,359
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	34,000	17,802
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)	44,500	16,436
Country Garden Holdings Company, Ltd.	198,293	267,970
Country Garden Services Holdings Company, Ltd.	22,642	46,405
CPMC Holdings, Ltd. (B)	27,000	10,157
CRRC Corp., Ltd., H Shares	25,000	21,452
CSMall Group, Ltd. (A)	87,200	7,789
CSPC Pharmaceutical Group, Ltd.	126,000	203,303
CSSC Offshore and Marine Engineering Group Company, Ltd., H Shares (A)	16,000	12,765
CT Environmental Group, Ltd. (D)	154,000	6,011
Ctrip.com International, Ltd., ADR (A)	4,292	148,332
Dali Foods Group Company, Ltd. (C)	38,000	27,265
Datang International Power Generation Company, Ltd., H Shares	76,000	18,987
Dongfang Electric Corp., Ltd., H Shares	18,600	12,158
Dongfeng Motor Group Company, Ltd., H Shares (B)	58,000	47,715
Dongjiang Environmental Company, Ltd., H Shares	18,100	17,677
Dongyue Group, Ltd.	29,000	19,519
E-Commodities Holdings, Ltd.	300,000	18,536
ENN Energy Holdings, Ltd.	18,000	161,803
Everbright Securities Company, Ltd., H Shares (C)	9,800	7,877
Fang Holdings, Ltd., ADR (A)	11,746	14,095

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 7

	Shares	Value
China (continued)
Fantasia Holdings Group Company, Ltd. (A)	118,500	$18,774
Fosun International, Ltd.	27,193	35,050
Fufeng Group, Ltd. (A)	64,000	31,919
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	11,542
Future Land Development Holdings, Ltd.	50,000	54,488
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	10,400	31,045
Geely Automobile Holdings, Ltd.	184,000	301,472
Genertec Universal Medical Group Company, Ltd. (B)(C)	29,500	22,384
Golden Eagle Retail Group, Ltd.	50,000	57,981
Grand Baoxin Auto Group, Ltd. (A)	48,950	15,802
Great Wall Motor Company, Ltd., H Shares	65,500	47,614
Greatview Aseptic Packaging Company, Ltd.	54,000	30,066
Green Seal Holding, Ltd.	3,800	3,378
Greenland Hong Kong Holdings, Ltd.	76,250	27,042
Greentown China Holdings, Ltd.	30,500	20,254
Greentown Service Group Company, Ltd.	24,000	18,854
Guangshen Railway Company, Ltd., ADR	7,224	126,420
Guangzhou Automobile Group Company, Ltd., H Shares	22,000	21,232
Guangzhou R&F Properties Company, Ltd., H Shares	28,999	54,832
Guodian Technology & Environment Group Corp., Ltd., H Shares (A)	155,000	5,652
Guorui Properties, Ltd.	53,000	11,074
Haichang Ocean Park Holdings, Ltd. (A)(C)	86,000	15,746
Hailiang Education Group, Inc., ADR (A)(B)	667	35,231
Haitian International Holdings, Ltd.	42,000	83,142
Haitong Securities Company, Ltd., H Shares	34,400	35,347
Harbin Bank Company, Ltd., H Shares (A)(C)	190,000	39,320
Harbin Electric Company, Ltd., H Shares (B)	44,000	25,581
Harmonicare Medical Holdings, Ltd. (A)(C)(D)	44,000	10,305
HC Group, Inc. (A)	21,500	8,996
Hengan International Group Company, Ltd.	23,000	169,228
HengTen Networks Group, Ltd. (A)(B)	636,000	15,805
Hilong Holding, Ltd.	130,000	13,877
Hiroca Holdings, Ltd.	7,000	14,263
Hisense Home Appliances Group Company, Ltd., H Shares	19,000	22,584
Honghua Group, Ltd. (A)	191,000	16,294
Honworld Group, Ltd. (C)	23,000	14,423
Hopefluent Group Holdings, Ltd.	16,000	4,469
HOSA International, Ltd. (A)(D)	86,000	3,181
Huadian Fuxin Energy Corp., Ltd., H Shares	112,000	21,592
Huadian Power International Corp., Ltd., H Shares	50,000	20,702
Huaneng Power International, Inc., H Shares	34,000	21,433
Huaneng Renewables Corp., Ltd., H Shares	174,000	46,976
Huazhu Group, Ltd., ADR	2,244	68,666
Huishang Bank Corp., Ltd., H Shares	40,200	15,967
Hydoo International Holding, Ltd. (A)	216,000	9,318
Industrial & Commercial Bank of China, Ltd., H Shares	1,440,000	1,029,222
Inner Mongolia Yitai Coal Company, Ltd., H Shares	473,000	410,591
JD.com, Inc., ADR (A)	3,362	86,605
Jiangsu Expressway Company, Ltd., H Shares	20,000	27,887
Jiangxi Copper Company, Ltd., H Shares	20,000	25,014
JinkoSolar Holding Company, Ltd., ADR (A)(B)	1,197	24,072
JNBY Design, Ltd.	9,000	15,576
Jumei International Holding, Ltd., ADR (A)	7,700	18,634
Kaisa Group Holdings, Ltd. (A)	56,000	23,308

8 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Kasen International Holdings, Ltd.	27,000	$20,150
Kinetic Mines and Energy, Ltd.	156,000	8,543
Koradior Holdings, Ltd.	51,000	63,092
KWG Group Holdings, Ltd. (B)	20,512	20,577
Labixiaoxin Snacks Group, Ltd. (A)	121,000	6,011
Launch Tech Company, Ltd., H Shares (A)	13,000	10,776
Legend Holdings Corp., H Shares (C)	9,000	21,778
Lenovo Group, Ltd.	344,000	239,382
Leyou Technologies Holdings, Ltd. (A)	115,000	34,748
Li Ning Company, Ltd. (A)	11,500	19,122
Lifetech Scientific Corp. (A)(B)	54,000	11,091
Link Motion, Inc., ADR (A)(B)(D)	6,959	1,071
Logan Property Holdings Company, Ltd.	48,000	70,901
Longfor Group Holdings, Ltd.	62,500	230,237
Lonking Holdings, Ltd.	76,000	20,155
Luye Pharma Group, Ltd. (C)	23,000	17,306
Maanshan Iron & Steel Company, Ltd., H Shares	40,000	17,049
Metallurgical Corp. of China, Ltd., H Shares	93,000	24,787
Minth Group, Ltd.	24,000	69,537
Modern Land China Company, Ltd.	116,000	16,461
Momo, Inc., ADR	2,807	77,389
Nature Home Holding Company, Ltd. (A)	75,000	11,867
NetEase, Inc., ADR	1,393	346,314
New Century Healthcare Holding Company, Ltd. (C)	31,500	20,044
New China Life Insurance Company, Ltd., H Shares	12,200	56,746
New Oriental Education & Technology Group, Inc., ADR (A)	831	71,175
Noah Holdings, Ltd., ADR (A)	409	15,644
NVC Lighting Holding, Ltd.	168,000	14,051
On-Bright Electronics, Inc.	4,160	19,168
O-Net Technologies Group, Ltd. (A)	20,000	10,272
Orient Securities Company, Ltd., H Shares (C)	29,200	18,573
Parkson Retail Group, Ltd.	96,000	6,856
PetroChina Company, Ltd., H Shares	746,000	413,942
PICC Property & Casualty Company, Ltd., H Shares	140,894	152,427
Ping An Insurance Group Company of China, Ltd., H Shares	116,000	1,287,161
Postal Savings Bank of China Company, Ltd., H Shares (C)	143,000	85,525
Powerlong Real Estate Holdings, Ltd.	67,000	30,400
Q Technology Group Company, Ltd.	17,000	12,025
Qingdao Port International Company, Ltd., H Shares (C)	40,000	26,735
Qingling Motors Company, Ltd., H Shares	34,000	9,541
Qinqin Foodstuffs Group Cayman Company, Ltd. (A)	36,100	11,241
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (C)	13,880	12,340
Redco Group (C)	36,000	14,415
Regal International Airport Group Company, Ltd.	12,000	8,788
Renhe Commercial Holdings Company, Ltd. (A)(B)	120,400	38,856
Ronshine China Holdings, Ltd. (A)	13,500	16,125
Sany Heavy Equipment International Holdings Company, Ltd.	39,000	14,181
Semiconductor Manufacturing International Corp., ADR (A)	36,145	215,424
Shandong Chenming Paper Holdings, Ltd., H Shares	19,376	9,129
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	40,000	34,799
Shandong Xinhua Pharmaceutical Company, Ltd., H Shares	25,000	12,402
Shanghai Electric Group Company, Ltd., H Shares	50,000	17,674
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	7,000	20,567

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 9

	Shares	Value
China (continued)
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	28,000	$20,997
Shanghai Haohai Biological Technology Company, Ltd., H Shares (C)	1,900	10,782
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	70,000	14,641
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	8,700	17,177
Shanghai Prime Machinery Company, Ltd., H Shares (A)	60,000	7,740
Shengjing Bank Company, Ltd., H Shares (C)	21,500	12,172
Shengli Oil & Gas Pipe Holdings, Ltd. (A)	450,000	6,258
Shenguan Holdings Group, Ltd. (A)	400,000	18,788
Shenzhen Expressway Company, Ltd., H Shares	26,000	30,060
Shenzhou International Group Holdings, Ltd.	16,500	195,222
Shui On Land, Ltd.	148,067	33,569
Sichuan Expressway Company, Ltd., H Shares	68,000	21,516
Sihuan Pharmaceutical Holdings Group, Ltd.	79,000	17,725
Silergy Corp.	2,000	28,355
Sino-Ocean Group Holding, Ltd.	53,181	21,172
Sinopec Engineering Group Company, Ltd., H Shares	36,500	29,729
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	80,000	34,917
Sinopharm Group Company, Ltd., H Shares	31,600	118,444
Sinosoft Technology Group, Ltd.	103,000	31,599
Sinotrans, Ltd., H Shares	62,574	23,000
Sinotruk Hong Kong, Ltd.	26,555	50,308
Skyfame Realty Holdings, Ltd.	168,000	26,800
SOHO China, Ltd.	72,000	22,485
Sohu.com, Ltd., ADR (A)	975	13,143
Southern Energy Holdings Group, Ltd. (A)(B)	14,000	28,795
Springland International Holdings, Ltd.	124,000	24,371
Sun King Power Electronics Group	54,000	7,431
Sunac China Holdings, Ltd.	69,000	297,674
Sunny Optical Technology Group Company, Ltd.	12,500	106,719
TAL Education Group, ADR (A)	2,021	69,543
Tarena International, Inc., ADR (A)	3,186	10,291
Tencent Holdings, Ltd.	92,800	3,869,542
Tenwow International Holdings, Ltd. (A)(D)	177,000	8,580
The People’s Insurance Company Group of China, Ltd., H Shares	56,000	22,023
Tian Ge Interactive Holdings, Ltd. (B)(C)	32,000	8,482
Tiangong International Company, Ltd.	50,000	15,945
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	16,000	5,914
Tianneng Power International, Ltd. (B)	24,700	20,108
Tingyi Cayman Islands Holding Corp.	56,000	91,032
Tong Ren Tang Technologies Company, Ltd., H Shares	20,000	25,594
TravelSky Technology, Ltd., H Shares	7,500	15,544
Trigiant Group, Ltd.	32,000	4,336
Tsaker Chemical Group, Ltd. (C)	22,500	6,462
Tsingtao Brewery Company, Ltd., H Shares	6,000	36,457
Tuniu Corp., ADR (A)	1,300	4,082
Uni-President China Holdings, Ltd.	34,600	36,795
V1 Group, Ltd. (A)	223,600	6,392
Vipshop Holdings, Ltd., ADR (A)	9,495	71,592
Want Want China Holdings, Ltd.	212,000	151,221
Weibo Corp., ADR (A)(B)	657	27,279
Weichai Power Company, Ltd., H Shares	81,600	124,104
West China Cement, Ltd.	162,000	22,083
Wisdom Education International Holdings Company, Ltd. (B)	38,000	19,847
Xiabuxiabu Catering Management China Holdings Company, Ltd. (A)(B)(C)	17,000	24,694

10 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Xiamen International Port Company, Ltd., H Shares	88,662	$11,872
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	22,650	15,485
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares	14,898	15,697
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (A)	170,000	13,705
Xinyi Solar Holdings, Ltd.	87,568	47,900
Xinyuan Real Estate Company, Ltd., ADR	4,413	18,402
Xtep International Holdings, Ltd.	35,000	17,815
Xunlei, Ltd., ADR (A)	3,300	7,953
Yadea Group Holdings, Ltd. (B)(C)	60,000	19,479
Yangtze Optical Fibre and Cable Joint Stock, Ltd., Company, H Shares (B)(C)	6,500	13,275
Yanzhou Coal Mining Company, Ltd., H Shares	54,000	50,875
Yashili International Holdings, Ltd. (A)	114,000	13,264
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (C)	5,600	27,639
Yida China Holdings, Ltd.	28,000	8,228
Yihai International Holding, Ltd. (A)	14,000	69,396
Yirendai, Ltd., ADR (A)(B)	1,046	16,778
Youyuan International Holdings, Ltd. (A)	26,000	7,924
Yum China Holdings, Inc.	5,783	231,378
Yuzhou Properties Company, Ltd.	54,734	24,940
YY, Inc., ADR (A)	807	55,239
Zhejiang Expressway Company, Ltd., H Shares	30,000	31,328
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	15,800	7,466
Zhong An Real Estate, Ltd. (A)	314,400	10,782
Zhongsheng Group Holdings, Ltd.	18,000	45,282
Zhou Hei Ya International Holdings Company, Ltd. (A)(B)(C)	37,500	18,132
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	14,100	75,860
Zijin Mining Group Company, Ltd., H Shares	143,384	50,870
ZTO Express Cayman, Inc., ADR	5,137	92,671

Colombia 0.4%		980,245

Almacenes Exito SA	21,397	89,312
Banco de Bogota SA	5,904	115,352
Bancolombia SA	6,272	69,441
Bolsa de Valores de Colombia	6,297	22,630
Celsia SA ESP	85,502	107,320
Cementos Argos SA	29,845	64,407
CEMEX Latam Holdings SA (A)	25,752	35,068
Corp. Financiera Colombiana SA (A)	12,127	83,790
Ecopetrol SA	127,985	104,759
Empresa de Telecomunicaciones de Bogota (A)	50,637	3,508
Grupo Argos SA	19,876	101,909
Grupo de Inversiones Suramericana SA	6,239	61,429
Grupo Energia Bogota SA ESP	37,258	23,383
Grupo Nutresa SA	4,184	30,816
Interconexion Electrica SA ESP	13,996	67,121

Czech Republic 0.2%		502,263

CEZ AS	8,414	195,923
Komercni banka AS	2,295	86,681
Moneta Money Bank AS (C)	49,057	160,219
O2 Czech Republic AS	3,507	37,948
Philip Morris CR AS	36	21,492

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 11

	Shares	Value
Egypt 0.1%		$334,565

Commercial International Bank Egypt SAE, GDR	82,986	334,565

Greece 0.4%		890,461

Aegean Airlines SA	2,916	28,058
Alpha Bank AE (A)	17,901	33,849
Athens Water Supply & Sewage Company SA	6,084	44,818
Bank of Greece	2,764	40,734
FF Group (A)(D)	6,657	14,874
Fourlis Holdings SA (A)	4,382	24,494
GEK Terna Holding Real Estate Construction SA (A)	8,220	46,253
Hellenic Petroleum SA	1,686	15,901
Hellenic Telecommunications Organization SA	9,331	127,892
Holding Company ADMIE IPTO SA	8,138	17,034
JUMBO SA	4,741	84,512
LAMDA Development SA (A)	1,982	16,607
Marfin Investment Group Holdings SA (A)	311,954	36,923
Motor Oil Hellas Corinth Refineries SA	3,947	100,389
Mytilineos Holdings SA	2,414	26,309
National Bank of Greece SA (A)	2,934	7,774
OPAP SA	4,100	42,938
Piraeus Bank SA (A)	380	1,229
Piraeus Port Authority SA	904	22,163
Public Power Corp. SA (A)	8,232	18,348
Terna Energy SA (A)	3,187	24,749
Titan Cement Company SA	5,632	114,613

Hong Kong 4.0%		10,222,908

Ajisen China Holdings, Ltd.	84,000	35,432
Alibaba Pictures Group, Ltd. (A)	250,000	51,907
AMVIG Holdings, Ltd.	405,333	97,673
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
Asian Citrus Holdings, Ltd. (A)(D)	144,000	6,337
AVIC International Holding HK, Ltd.	186,799	4,549
Beijing Enterprises Clean Energy Group, Ltd. (A)	1,342,857	18,497
Beijing Enterprises Holdings, Ltd.	12,930	64,897
Beijing Enterprises Medical & Health Group, Ltd. (A)	450,000	13,743
Beijing Enterprises Water Group, Ltd. (A)	126,000	66,878
Beijing Properties Holdings, Ltd. (A)	834,000	25,722
Bosideng International Holdings, Ltd.	112,000	27,865
Brilliance China Automotive Holdings, Ltd.	64,000	65,218
C C Land Holdings, Ltd.	539,540	123,226
Canvest Environmental Protection Group Company, Ltd.	36,000	16,502
Capital Environment Holdings, Ltd. (A)	666,000	19,837
Carnival Group International Holdings, Ltd. (A)(B)	470,000	2,338
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	0
CGN New Energy Holdings Company, Ltd.	186,000	25,845
China Agri-Industries Holdings, Ltd.	57,600	17,386
China Animation Characters Company, Ltd. (B)	17,000	4,602
China Chengtong Development Group, Ltd. (A)	158,000	4,792
China Electronics Huada Technology Company, Ltd.	112,000	9,892
China Everbright International, Ltd.	73,111	69,065
China Everbright, Ltd.	27,000	43,209
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	14,987
China Foods, Ltd.	58,000	22,155
China Gas Holdings, Ltd.	45,000	144,898

12 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
China Grand Pharmaceutical and Healthcare Holdings, Ltd. (A)(B)	28,000	$16,438
China High Precision Automation Group, Ltd. (A)(D)	74,000	11,705
China High Speed Transmission Equipment Group Company, Ltd. (B)	25,000	16,923
China Jinmao Holdings Group, Ltd.	92,000	53,116
China Lumena New Materials Corp. (A)(B)(D)	1,272,000	0
China Mengniu Dairy Company, Ltd. (A)	36,000	131,334
China Merchants Land, Ltd.	86,000	12,175
China Merchants Port Holdings Company, Ltd.	20,496	35,891
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	0
China Metal Resources Utilization, Ltd. (A)(C)	52,000	26,332
China Minsheng Financial Holding Corp., Ltd. (A)	360,000	4,427
China Mobile, Ltd., ADR	61,686	2,703,081
China New Town Development Company, Ltd.	1,070,332	21,028
China NT Pharma Group Company, Ltd.	112,500	10,487
China Oceanwide Holdings, Ltd. (A)	240,000	12,553
China Oil & Gas Group, Ltd. (A)	337,040	17,604
China Overseas Land & Investment, Ltd.	140,000	485,078
China Overseas Property Holdings, Ltd.	65,667	31,132
China Power Clean Energy Development Company, Ltd.	20,500	13,958
China Power International Development, Ltd.	72,666	18,834
China Properties Group, Ltd. (A)	246,000	33,830
China Resources Beer Holdings Company, Ltd.	15,981	69,928
China Resources Cement Holdings, Ltd.	97,518	84,556
China Resources Gas Group, Ltd.	34,000	163,024
China Resources Land, Ltd.	140,444	571,323
China Resources Power Holdings Company, Ltd.	36,882	53,749
China South City Holdings, Ltd.	156,000	22,491
China State Construction International Holdings, Ltd.	31,600	32,328
China Taiping Insurance Holdings Company, Ltd.	46,910	120,574
China Traditional Chinese Medicine Holdings Company, Ltd.	28,000	14,788
China Travel International Investment Hong Kong, Ltd. (B)	80,000	16,319
China Unicom Hong Kong, Ltd., ADR	76,252	800,646
China Vast Industrial Urban Development Company, Ltd. (C)	47,000	19,102
China Water Affairs Group, Ltd.	18,000	17,425
China Water Industry Group, Ltd. (A)	40,000	4,996
CIMC Enric Holdings, Ltd.	20,000	16,234
CITIC Resources Holdings, Ltd.	310,000	24,892
CITIC, Ltd.	120,923	164,161
Citychamp Watch & Jewellery Group, Ltd.	113,800	25,849
Clear Media, Ltd.	34,000	24,473
Concord New Energy Group, Ltd.	440,000	20,187
COSCO SHIPPING International Hong Kong Company, Ltd.	89,040	29,971
COSCO SHIPPING Ports, Ltd.	86,459	84,129
CP Pokphand Company, Ltd.	458,000	39,096
CWT International, Ltd. (A)(D)	790,000	2,660
Dah Chong Hong Holdings, Ltd.	59,000	18,149
Dawnrays Pharmaceutical Holdings, Ltd.	123,000	22,428
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd. (A)	40,000	19,628
Dynasty Fine Wines Group, Ltd. (A)(D)	242,000	0
Embry Holdings, Ltd.	24,000	6,650
Far East Horizon, Ltd.	73,000	77,828
Fullshare Holdings, Ltd. (A)	110,000	10,228
GCL New Energy Holdings, Ltd. (A)	440,000	14,020

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 13

	Shares	Value
Hong Kong (continued)
GCL-Poly Energy Holdings, Ltd. (A)(B)	304,000	$18,423
Gemdale Properties & Investment Corp., Ltd.	204,000	24,482
Glorious Property Holdings, Ltd. (A)	516,000	25,712
Goldlion Holdings, Ltd.	251,000	97,383
Good Friend International Holdings, Inc.	42,000	5,367
Guangdong Investment, Ltd.	52,000	102,220
Guangdong Land Holdings, Ltd. (A)	52,000	10,011
Haier Electronics Group Company, Ltd. (A)	31,000	79,260
Hanergy Thin Film Power Group, Ltd. (A)(D)	2,486,000	371,653
Health & Happiness H&H International Holdings, Ltd. (B)	7,500	40,859
Hi Sun Technology China, Ltd. (A)	105,000	15,419
HKC Holdings, Ltd.	12,016	8,218
Hopson Development Holdings, Ltd.	28,000	27,994
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,415,910	38,290
IMAX China Holding, Inc. (B)(C)	7,100	17,049
Inspur International, Ltd.	16,000	6,915
Jiayuan International Group, Ltd.	37,748	17,566
Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	16,000	9,221
Joy City Property, Ltd.	316,000	37,451
Ju Teng International Holdings, Ltd.	121,722	30,270
K Wah International Holdings, Ltd.	33,990	19,696
Kingboard Holdings, Ltd.	24,648	64,807
Kingboard Laminates Holdings, Ltd. (B)	31,500	26,880
Kunlun Energy Company, Ltd.	106,000	97,426
Lai Fung Holdings, Ltd.	30,625	34,890
Lee & Man Chemical Company, Ltd.	14,000	7,516
Lee & Man Paper Manufacturing, Ltd.	49,000	31,918
Lee’s Pharmaceutical Holdings, Ltd.	13,000	8,588
Lifestyle China Group, Ltd. (A)(B)	42,000	13,813
Lisi Group Holdings, Ltd. (A)(B)	62,000	6,657
LVGEM China Real Estate Investment Company, Ltd. (B)	32,000	9,757
Mingfa Group International Company, Ltd. (A)(D)	995,000	95,952
Minmetals Land, Ltd.	126,000	19,864
Nan Hai Corp., Ltd.	1,900,000	36,986
NetDragon Websoft Holdings, Ltd.	9,000	23,896
New World Department Store China, Ltd. (A)	145,000	29,042
Nine Dragons Paper Holdings, Ltd.	47,000	37,471
Overseas Chinese Town Asia Holdings, Ltd.	32,000	11,969
Panda Green Energy Group, Ltd. (A)	146,000	5,778
PAX Global Technology, Ltd.	43,000	16,046
Phoenix Media Investment Holdings, Ltd.	76,000	6,870
Pou Sheng International Holdings, Ltd.	187,000	43,205
Prosperity International Holdings HK, Ltd. (A)	75,600	1,235
REXLot Holdings, Ltd. (A)(D)	2,065,304	4,979
Road King Infrastructure, Ltd.	13,000	26,366
Seaspan Corp.	1,953	18,182
Shanghai Industrial Holdings, Ltd.	14,041	29,273
Shanghai Industrial Urban Development Group, Ltd.	89,500	16,556
Shenzhen International Holdings, Ltd.	11,615	20,400
Shenzhen Investment, Ltd.	78,935	29,075
Shimao Property Holdings, Ltd.	51,500	147,761
Shougang Concord International Enterprises Company, Ltd. (A)	778,000	29,279
Shougang Fushan Resources Group, Ltd.	80,000	16,634
Silver Grant International Holdings Group, Ltd. (A)	72,334	14,724

14 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Sino Biopharmaceutical, Ltd.	164,500	$165,929
Sino Oil And Gas Holdings, Ltd. (A)	279,000	4,534
Sinofert Holdings, Ltd. (A)	118,000	13,715
Sinopec Kantons Holdings, Ltd.	46,000	19,047
SMI Holdings Group, Ltd. (A)(B)(D)	231,200	69,010
SRE Group, Ltd. (A)	908,000	11,812
SSY Group, Ltd.	56,733	45,127
Sun Art Retail Group, Ltd.	59,500	51,965
TCL Electronics Holdings, Ltd.	39,600	16,925
Tech Pro Technology Development, Ltd. (A)(D)	966,000	8,379
Texhong Textile Group, Ltd.	19,000	21,857
Tian An China Investment Company, Ltd.	239,000	119,451
Tianjin Port Development Holdings, Ltd.	154,000	15,525
Tibet Water Resources, Ltd. (A)	149,000	43,713
Time Watch Investments, Ltd.	62,000	8,340
Tomson Group, Ltd.	43,758	12,944
Tongda Group Holdings, Ltd. (B)	170,000	13,485
Towngas China Company, Ltd. (A)	29,672	22,360
TPV Technology, Ltd.	26,588	6,545
Truly International Holdings, Ltd. (A)	101,000	14,443
United Energy Group, Ltd. (A)	846,000	145,501
Vinda International Holdings, Ltd.	24,000	42,840
Wasion Holdings, Ltd.	40,000	16,847
Yuexiu Property Company, Ltd.	193,516	43,901
Yuexiu Transport Infrastructure, Ltd.	36,000	28,110
Zhongyu Gas Holdings, Ltd. (B)	20,006	18,890
Zhuguang Holdings Group Company, Ltd. (A)	60,000	9,249

Hungary 0.5%		1,242,242

Magyar Telekom Telecommunications PLC	61,946	88,654
MOL Hungarian Oil & Gas PLC (A)	76,637	862,803
OTP Bank Nyrt	5,004	208,681
Richter Gedeon NYRT	4,565	82,104

India 14.1%		35,970,464

3M India, Ltd. (A)	61	19,917
5Paisa Capital, Ltd. (A)	5,663	19,537
Aarti Industries, Ltd.	2,428	65,251
ABB India, Ltd.	936	21,173
Abbott India, Ltd.	587	65,758
ACC, Ltd.	1,929	46,934
Adani Enterprises, Ltd.	10,171	22,661
Adani Gas, Ltd. (A)	38,240	90,944
Adani Green Energy, Ltd. (A)	67,693	42,505
Adani Ports & Special Economic Zone, Ltd.	21,254	127,364
Adani Power, Ltd. (A)	35,840	26,030
Adani Transmission, Ltd. (A)	42,123	143,385
Aditya Birla Capital, Ltd. (A)	17,589	25,045
Aditya Birla Fashion and Retail, Ltd. (A)	7,683	23,378
Aegis Logistics, Ltd.	4,413	14,379
Agro Tech Foods, Ltd.	1,095	8,398
AIA Engineering, Ltd. (A)	1,474	37,870
Ajanta Pharma, Ltd.	1,363	20,445
Akzo Nobel India, Ltd.	1,340	33,443
Alembic Pharmaceuticals, Ltd.	7,178	53,182

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 15

	Shares	Value
India (continued)
Alkyl Amines Chemicals	2,278	$27,044
Allahabad Bank (A)	29,675	19,193
Allcargo Logistics, Ltd.	13,383	21,765
Amara Raja Batteries, Ltd.	1,107	10,147
Ambuja Cements, Ltd.	13,765	45,772
Anant Raj, Ltd.	16,059	7,819
Andhra Bank (A)	20,905	7,439
Apar Industries, Ltd.	2,672	25,671
APL Apollo Tubes, Ltd.	842	19,655
Apollo Hospitals Enterprise, Ltd.	1,867	33,261
Apollo Tyres, Ltd.	19,720	54,764
Arvind Fashions, Ltd. (A)	10,094	116,306
Arvind, Ltd.	13,022	14,002
Asahi India Glass, Ltd.	17,085	58,910
Ashiana Housing, Ltd.	9,207	15,895
Ashok Leyland, Ltd.	54,957	70,290
Ashoka Buildcon, Ltd. (A)	17,483	36,015
Asian Paints, Ltd.	8,491	172,217
Astra Microwave Products, Ltd.	3,253	4,114
Astral Poly Technik, Ltd.	1,475	28,233
Atul, Ltd.	603	35,354
Aurobindo Pharma, Ltd.	13,611	130,923
Automotive Axles, Ltd.	923	14,819
Avanti Feeds, Ltd.	3,600	19,402
Avenue Supermarts, Ltd. (A)(C)	6,840	129,987
Axis Bank, Ltd. (A)	36,913	431,749
Bajaj Auto, Ltd.	2,646	111,217
Bajaj Consumer Care, Ltd.	5,535	27,029
Bajaj Electricals, Ltd.	1,698	13,114
Bajaj Finance, Ltd.	3,895	194,370
Bajaj Finserv, Ltd.	591	69,661
Bajaj Hindusthan Sugar, Ltd. (A)	76,245	9,823
Bajaj Holdings & Investment, Ltd.	5,110	255,894
Balaji Amines, Ltd.	3,283	19,108
Balaji Telefilms, Ltd.	4,394	4,521
Balkrishna Industries, Ltd.	3,992	44,780
Ballarpur Industries, Ltd. (A)	88,990	3,250
Balmer Lawrie & Company, Ltd.	12,015	33,607
Balrampur Chini Mills, Ltd.	9,728	21,654
Banco Products India, Ltd.	6,956	13,987
Bank of Baroda (A)	42,960	82,625
Bank of Maharashtra (A)	75,955	17,120
Bata India, Ltd.	1,019	19,380
Bayer CropScience, Ltd.	196	10,734
BEML, Ltd.	1,248	17,503
Berger Paints India, Ltd.	10,302	49,256
BF Utilities, Ltd. (A)	2,743	8,124
Bhansali Engineering Polymers, Ltd.	13,362	13,592
Bharat Electronics, Ltd.	25,761	41,451
Bharat Financial Inclusion, Ltd. (A)	969	13,971
Bharat Forge, Ltd.	10,130	68,275
Bharat Heavy Electricals, Ltd.	33,636	33,934
Bharat Petroleum Corp., Ltd.	21,375	126,153
Bharti Airtel, Ltd.	112,407	563,100

16 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Bharti Infratel, Ltd.	9,404	$36,262
Biocon, Ltd.	1,936	15,051
Birla Corp., Ltd.	1,911	17,869
Birlasoft, Ltd.	12,247	16,771
Bliss Gvs Pharma, Ltd.	6,312	15,031
BLS International Services, Ltd.	4,026	7,375
Blue Dart Express, Ltd.	848	33,073
Blue Star, Ltd.	2,873	33,337
Bodal Chemicals, Ltd.	11,654	19,362
Bombay Dyeing & Manufacturing Company, Ltd.	7,879	14,576
Borosil Glass Works, Ltd.	3,051	8,553
Bosch, Ltd.	389	99,423
Brigade Enterprises, Ltd.	4,694	16,996
Britannia Industries, Ltd.	1,201	50,737
BSE, Ltd.	1,552	13,803
Cadila Healthcare, Ltd.	7,082	25,242
Can Fin Homes, Ltd.	3,284	16,661
Canara Bank (A)	6,814	26,162
Caplin Point Laboratories, Ltd.	5,016	29,114
Carborundum Universal, Ltd.	8,333	45,600
Care Ratings, Ltd.	2,031	28,308
Castrol India, Ltd.	11,199	23,732
CCL Products India, Ltd.	8,455	31,333
Ceat, Ltd.	1,368	19,330
Central Bank of India (A)	10,366	3,746
Central Depository Services India, Ltd.	1,657	5,432
Century Plyboards India, Ltd.	7,851	19,447
Century Textiles & Industries, Ltd.	1,858	27,315
Cera Sanitaryware, Ltd.	845	36,902
CESC Ventures, Ltd. (A)	2,509	16,672
CESC, Ltd.	3,387	36,262
CG Power and Industrial Solutions, Ltd. (A)	38,640	19,733
Chambal Fertilizers & Chemicals, Ltd.	11,943	32,475
Chennai Petroleum Corp., Ltd.	3,148	10,035
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	8,760
Cholamandalam Financial Holdings, Ltd.	12,951	91,776
Cholamandalam Investment and Finance Company, Ltd.	1,429	31,618
Cipla, Ltd.	9,183	73,786
City Union Bank, Ltd.	16,091	48,869
Coal India, Ltd.	11,271	41,170
Coffee Day Enterprises, Ltd. (A)(C)	3,903	14,006
Colgate-Palmolive India, Ltd.	2,924	48,368
Container Corp. of India, Ltd.	6,814	51,930
Coromandel International, Ltd.	5,759	36,024
Corp. Bank (A)	67,269	24,300
Cox & Kings Financial Service, Ltd. (A)	12,972	2,308
Cox & Kings, Ltd.	12,150	16,234
CRISIL, Ltd.	2,497	52,668
Crompton Greaves Consumer Electricals, Ltd.	43,636	148,965
Cummins India, Ltd.	1,415	16,143
Cyient, Ltd.	9,358	75,695
Dabur India, Ltd.	15,302	87,607
Dalmia Bharat, Ltd. (A)	24,445	423,533
DB Corp., Ltd.	10,044	28,593

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 17

	Shares	Value
India (continued)
DCB Bank, Ltd.	6,811	$22,849
DCM Shriram, Ltd.	3,338	26,745
Deepak Fertilisers & Petrochemicals Corp., Ltd.	2,991	5,976
Deepak Nitrite, Ltd.	2,523	11,473
Delta Corp., Ltd.	8,433	24,362
Dewan Housing Finance Corp., Ltd.	14,511	23,329
Dhampur Sugar Mills, Ltd.	2,251	7,255
Dhanuka Agritech, Ltd.	3,022	16,166
Digicontent, Ltd. (A)(D)	3,818	1,194
Dilip Buildcon, Ltd. (C)	2,723	22,658
Dish TV India, Ltd.	46,324	19,340
Dishman Carbogen Amcis, Ltd. (A)	10,912	37,586
Divi’s Laboratories, Ltd.	1,233	28,259
DLF, Ltd.	19,899	54,545
Dr. Lal PathLabs, Ltd. (C)	1,089	16,237
Dr. Reddy’s Laboratories, Ltd.	4,097	156,868
Dynamatic Technologies, Ltd.	876	18,033
eClerx Services, Ltd.	5,102	68,249
Edelweiss Financial Services, Ltd.	26,662	78,258
Eicher Motors, Ltd.	375	107,865
EID Parry India, Ltd.	6,483	17,367
EIH, Ltd.	18,126	47,623
Elgi Equipments, Ltd.	15,157	61,179
Emami, Ltd.	4,835	24,367
Endurance Technologies, Ltd. (C)	4,141	71,493
Engineers India, Ltd.	8,807	15,404
Entertainment Network India, Ltd.	1,131	7,761
Eris Lifesciences, Ltd. (A)(C)	3,927	29,886
Eros International Media, Ltd. (A)	3,233	3,085
Escorts, Ltd.	3,193	27,529
Essel Propack, Ltd.	12,172	22,656
Eveready Industries India, Ltd.	2,641	3,510
Excel Industries, Ltd.	557	8,913
Exide Industries, Ltd.	7,924	24,211
FDC, Ltd. (A)	12,214	34,486
Federal Bank, Ltd.	58,509	90,629
Federal-Mogul Goetze India, Ltd. (A)	4,929	39,849
Finolex Cables, Ltd.	8,661	56,416
Finolex Industries, Ltd.	5,975	42,582
Firstsource Solutions, Ltd.	20,707	16,339
Fortis Healthcare, Ltd. (A)	29,932	53,881
Future Enterprises, Ltd. (A)	34,346	17,306
Future Lifestyle Fashions, Ltd.	2,234	14,724
Future Retail, Ltd. (A)	4,980	32,121
Gabriel India, Ltd.	9,247	17,747
GAIL India, Ltd.	21,539	112,140
Garware Technical Fibres, Ltd.	1,785	30,990
Gati, Ltd.	7,132	8,007
Gayatri Projects, Ltd. (A)	9,356	24,464
GE T&D India, Ltd.	7,991	29,776
Geojit Financial Services, Ltd.	14,269	7,478
GHCL, Ltd.	5,141	19,177
GIC Housing Finance, Ltd.	1,826	6,847
Gillette India, Ltd.	722	76,554

18 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
GlaxoSmithKline Consumer Healthcare, Ltd.	409	$43,692
GlaxoSmithKline Pharmaceuticals, Ltd.	911	16,555
Glenmark Pharmaceuticals, Ltd.	9,568	74,883
GM Breweries, Ltd.	333	2,472
GMR Infrastructure, Ltd. (A)	72,398	16,210
Godfrey Phillips India, Ltd.	824	11,069
Godrej Consumer Products, Ltd.	9,235	91,777
Godrej Industries, Ltd.	2,370	16,790
Godrej Properties, Ltd. (A)	1,212	15,413
Granules India, Ltd.	10,612	16,839
Graphite India, Ltd.	3,367	20,277
Grasim Industries, Ltd.	8,344	106,153
Greaves Cotton, Ltd.	6,775	14,383
Greenply Industries, Ltd.	10,228	23,624
Grindwell Norton, Ltd.	4,815	41,021
GRUH Finance, Ltd.	7,982	36,571
Gujarat Alkalies & Chemicals, Ltd.	2,634	20,849
Gujarat Ambuja Exports, Ltd.	4,928	14,294
Gujarat Fluorochemicals, Ltd.	2,756	41,703
Gujarat Gas, Ltd.	10,223	26,938
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	3,833	16,174
Gujarat Pipavav Port, Ltd.	37,584	47,301
Gujarat State Fertilizers & Chemicals, Ltd.	30,083	46,793
Gujarat State Petronet, Ltd.	14,293	39,525
Gulf Oil Lubricants India, Ltd.	1,642	21,239
GVK Power & Infrastructure, Ltd. (A)	47,050	4,820
Hatsun Agro Product, Ltd.	3,134	32,234
Havells India, Ltd.	5,896	63,692
HBL Power Systems, Ltd.	28,626	10,444
HCL Technologies, Ltd.	24,578	384,983
HDFC Bank, Ltd.	155,502	5,425,588
HEG, Ltd.	690	17,296
HeidelbergCement India, Ltd.	5,347	15,922
Heritage Foods, Ltd.	1,223	7,217
Hero MotoCorp, Ltd.	1,891	72,741
Hexaware Technologies, Ltd.	5,757	29,859
Hikal, Ltd.	4,873	11,857
HIL, Ltd.	253	6,616
Himachal Futuristic Communications, Ltd.	51,247	15,532
Himadri Speciality Chemical, Ltd.	8,292	11,951
Himatsingka Seide, Ltd.	6,490	18,510
Hindalco Industries, Ltd.	44,984	127,911
Hinduja Global Solutions, Ltd.	3,258	31,143
Hindustan Oil Exploration Company, Ltd. (A)	2,006	3,699
Hindustan Petroleum Corp., Ltd.	24,089	113,051
Hindustan Unilever, Ltd.	18,456	475,641
Honeywell Automation India, Ltd.	246	90,478
Hotel Leela Venture, Ltd. (A)	59,669	7,549
Housing Development & Infrastructure, Ltd. (A)	27,990	8,936
Housing Development Finance Corp., Ltd.	24,941	783,796
HSIL, Ltd.	2,451	10,021
HT Media, Ltd.	15,271	7,399
Huhtamaki PPL, Ltd.	7,301	27,361
I G Petrochemicals, Ltd.	2,910	12,110

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 19

	Shares	Value
India (continued)
ICICI Bank, Ltd.	56,810	$344,122
ICICI Lombard General Insurance Company, Ltd. (C)	4,220	71,544
ICICI Prudential Life Insurance Company, Ltd. (C)	4,445	24,655
IDFC First Bank, Ltd.	63,272	41,220
IDFC, Ltd.	40,301	21,796
IFB Industries, Ltd. (A)	1,789	19,082
IFCI, Ltd. (A)	60,997	8,687
Igarashi Motors India, Ltd.	2,183	7,846
IIFL Holdings, Ltd.	72,539	197,661
IIFL Securities, Ltd. (A)(D)	72,539	214,272
IIFL Wealth Management, Ltd. (A)(D)	10,363	14,145
IL&FS Transportation Networks, Ltd. (A)	31,132	1,708
India Glycols, Ltd.	1,050	3,998
Indiabulls Housing Finance, Ltd.	18,540	209,837
Indiabulls Integrated Services, Ltd. (A)	3,614	14,797
Indiabulls Real Estate, Ltd. (A)	14,942	26,951
Indiabulls Ventures, Ltd.	4,264	18,295
Indiabulls Ventures, Ltd., Partly Paid Rights	5,473	13,702
Indian Bank (A)	5,399	21,415
Indian Hume Pipe Company, Ltd.	2,579	10,655
Indian Oil Corp., Ltd.	148,341	353,764
Indian Overseas Bank (A)	237,452	40,910
Indo Count Industries, Ltd.	11,826	7,006
Indoco Remedies, Ltd.	11,224	29,848
Indraprastha Gas, Ltd.	6,603	32,012
IndusInd Bank, Ltd.	4,297	99,302
INEOS Styrolution India, Ltd.	189	1,339
Info Edge India, Ltd.	626	18,399
Infosys, Ltd.	132,686	1,397,372
Ingersoll Rand India, Ltd.	2,928	27,287
Inox Leisure, Ltd. (A)	4,238	22,549
Insecticides India, Ltd.	990	9,916
Intellect Design Arena, Ltd. (A)	4,460	16,510
InterGlobe Aviation, Ltd. (C)	1,289	31,215
International Paper APPM, Ltd. (A)	1,536	9,430
Ipca Laboratories, Ltd.	2,728	36,581
IRB Infrastructure Developers, Ltd.	7,984	14,152
ITC, Ltd.	100,078	400,739
ITD Cementation India, Ltd. (A)	17,190	28,643
J Kumar Infraprojects, Ltd.	4,863	10,922
Jagran Prakashan, Ltd.	26,051	43,103
Jai Corp., Ltd.	4,278	7,616
Jain Irrigation Systems, Ltd.	19,825	14,177
Jaiprakash Associates, Ltd. (A)	100,214	7,069
Jaiprakash Power Ventures, Ltd. (A)	246,265	8,693
Jamna Auto Industries, Ltd.	8,736	7,204
JB Chemicals & Pharmaceuticals, Ltd.	3,043	16,410
Jet Airways India, Ltd. (A)	2,183	4,586
Jindal Saw, Ltd.	11,500	14,551
Jindal Stainless Hisar, Ltd. (A)	8,000	9,801
Jindal Stainless, Ltd. (A)	16,249	8,773
Jindal Steel & Power, Ltd. (A)	30,545	70,370
JK Cement, Ltd.	4,442	66,330
JK Lakshmi Cement, Ltd.	4,546	25,262

20 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
JK Paper, Ltd.	7,345	$14,081
JK Tyre & Industries, Ltd.	5,594	6,683
JM Financial, Ltd.	34,378	47,127
Johnson Controls-Hitachi Air Conditioning India, Ltd.	1,612	42,495
JSW Energy, Ltd. (A)	33,800	35,549
JSW Steel, Ltd.	74,874	292,273
JTEKT India, Ltd.	22,305	34,314
Jubilant Foodworks, Ltd.	3,066	57,643
Jubilant Life Sciences, Ltd.	7,891	56,213
Just Dial, Ltd. (A)	1,510	16,218
Jyothy Laboratories, Ltd.	3,881	9,581
Kajaria Ceramics, Ltd.	4,103	37,481
Kalpataru Power Transmission, Ltd.	4,585	33,294
Kalyani Steels, Ltd.	3,418	10,948
Kansai Nerolac Paints, Ltd.	3,086	20,471
Kaveri Seed Company, Ltd.	2,377	18,896
KEC International, Ltd.	5,101	23,531
KEI Industries, Ltd.	4,692	35,281
Kiri Industries, Ltd. (A)	2,103	16,406
Kirloskar Brothers, Ltd.	7,784	20,657
Kirloskar Oil Engines, Ltd.	5,185	14,616
KNR Constructions, Ltd.	5,450	21,944
Kolte-Patil Developers, Ltd.	2,398	8,059
Kotak Mahindra Bank, Ltd.	11,825	258,685
KPIT Technologies, Ltd. (A)	76,782	108,577
KPR Mill, Ltd.	5,352	47,431
KRBL, Ltd.	3,905	19,860
L&T Finance Holdings, Ltd.	24,332	46,997
LA Opala RG, Ltd.	2,816	8,144
Lakshmi Machine Works, Ltd.	257	20,641
Larsen & Toubro Infotech, Ltd. (C)	2,010	51,426
Larsen & Toubro, Ltd.	8,687	194,928
Laurus Labs, Ltd. (C)	4,538	23,478
LG Balakrishnan & Bros, Ltd.	2,528	13,400
LIC Housing Finance, Ltd.	15,819	126,401
Linde India, Ltd.	5,028	40,722
LT Foods, Ltd.	10,845	4,614
Lupin, Ltd.	12,750	136,636
LUX Industries, Ltd.	400	7,245
Magma Fincorp, Ltd.	29,238	55,179
Mahanagar Gas, Ltd.	1,579	20,236
Maharashtra Seamless, Ltd.	3,896	25,237
Mahindra & Mahindra Financial Services, Ltd.	11,846	71,785
Mahindra & Mahindra, Ltd.	24,425	228,100
Mahindra CIE Automotive, Ltd. (A)	10,554	37,113
Mahindra Holidays & Resorts India, Ltd.	10,621	34,841
Mahindra Lifespace Developers, Ltd.	4,629	27,925
Majesco, Ltd. (A)	1,421	10,745
Man Infraconstruction, Ltd.	11,110	5,385
Manappuram Finance, Ltd.	29,162	56,671
Mangalore Refinery & Petrochemicals, Ltd.	16,715	15,355
Marico, Ltd.	13,995	74,992
Marksans Pharma, Ltd.	20,609	6,714
Maruti Suzuki India, Ltd.	3,284	322,757

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 21

	Shares	Value
India (continued)
Mastek, Ltd.	812	$5,530
Max Financial Services, Ltd. (A)	5,467	35,445
Max India, Ltd. (A)	9,102	8,541
Mayur Uniquoters, Ltd.	6,681	29,748
Meghmani Organics, Ltd.	8,623	8,452
Merck, Ltd.	219	12,868
Minda Corp., Ltd.	15,452	26,541
Minda Industries, Ltd.	5,101	25,215
Mindtree, Ltd.	5,086	71,483
MM Forgings, Ltd.	1,399	10,475
MOIL, Ltd.	5,355	12,202
Morepen Laboratories, Ltd. (A)	26,894	7,853
Motherson Sumi Systems, Ltd.	32,177	53,388
Motilal Oswal Financial Services, Ltd.	2,377	27,078
Mphasis, Ltd.	4,786	67,965
MPS, Ltd.	3,597	28,047
MRF, Ltd.	78	61,961
Multi Commodity Exchange of India, Ltd.	573	6,662
Muthoot Capital Services, Ltd. (A)	931	9,959
Muthoot Finance, Ltd.	6,204	57,869
Nagarjuna Fertilizers & Chemicals, Ltd. (A)	122,685	11,177
Narayana Hrudayalaya, Ltd. (A)	9,781	32,989
Natco Pharma, Ltd.	6,282	48,176
National Aluminium Company, Ltd.	30,687	22,322
Nava Bharat Ventures, Ltd.	16,853	22,961
Navin Fluorine International, Ltd.	1,518	16,076
Navkar Corp., Ltd. (A)(C)	7,918	3,954
Navneet Education, Ltd.	22,671	35,479
NBCC India, Ltd.	20,368	18,156
NCC, Ltd.	22,228	31,129
NESCO, Ltd.	4,126	30,279
Nestle India, Ltd.	538	89,346
Network18 Media & Investments, Ltd. (A)	16,581	7,652
NHPC, Ltd.	108,939	39,307
NIIT Technologies, Ltd.	1,949	36,743
NIIT, Ltd. (A)	5,671	8,569
Nilkamal, Ltd.	570	10,000
NLC India, Ltd.	29,563	27,716
NOCIL, Ltd.	4,078	7,971
NRB Bearings, Ltd.	7,992	19,262
NTPC, Ltd.	56,091	107,087
Nucleus Software Exports, Ltd.	2,182	11,097
Oberoi Realty, Ltd. (A)	2,649	21,246
Oil & Natural Gas Corp., Ltd.	119,683	295,664
Oil India, Ltd.	11,025	28,466
Omaxe, Ltd.	3,052	9,010
Oracle Financial Services Software, Ltd.	1,015	49,911
Orient Cement, Ltd.	20,563	34,648
Orient Electric, Ltd.	7,442	17,851
Orient Paper & Industries, Ltd.	7,442	3,523
Oriental Bank of Commerce (A)	10,020	14,383
Page Industries, Ltd.	254	72,111
Panacea Biotec, Ltd. (A)	2,862	7,723
Panama Petrochem, Ltd.	6,370	10,333

22 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Parag Milk Foods, Ltd. (C)	3,025	$10,463
PC Jeweller, Ltd.	14,194	15,669
Persistent Systems, Ltd.	2,797	23,482
Petronet LNG, Ltd.	44,044	156,223
Pfizer, Ltd.	365	16,630
Phillips Carbon Black, Ltd.	6,456	13,732
PI Industries, Ltd.	6,871	112,737
Pidilite Industries, Ltd.	3,776	70,181
Piramal Enterprises, Ltd.	2,016	64,444
PNB Housing Finance, Ltd. (C)	1,897	22,942
Polyplex Corp., Ltd.	2,618	21,507
Power Finance Corp., Ltd. (A)	29,969	53,607
Power Grid Corp. of India, Ltd.	38,494	104,900
Power Mech Projects, Ltd.	840	12,617
Prabhat Dairy, Ltd. (A)	3,082	2,948
Praj Industries, Ltd.	5,641	11,798
Prakash Industries, Ltd. (A)	5,538	5,732
Prakash Pipes, Ltd. (A)(D)	692	997
Prestige Estates Projects, Ltd.	19,188	79,654
Prime Focus, Ltd. (A)	22,077	19,845
Procter & Gamble Hygiene & Health Care, Ltd.	1,620	255,334
PSP Projects, Ltd.	1,686	12,723
PTC India, Ltd.	18,544	18,440
Punjab & Sind Bank (A)	14,183	5,650
Punjab National Bank (A)	36,633	42,459
Puravankara, Ltd.	9,088	10,795
PVR, Ltd.	1,140	29,128
Radico Khaitan, Ltd.	2,854	13,893
Rain Industries, Ltd.	8,295	13,638
Rajesh Exports, Ltd.	4,377	41,384
Rallis India, Ltd.	4,796	10,442
Ramco Industries, Ltd.	7,986	23,457
Ramco Systems, Ltd. (A)	1,024	3,278
Ramkrishna Forgings, Ltd.	3,509	25,035
Ramky Infrastructure, Ltd. (A)	2,268	4,130
Rane Holdings, Ltd.	843	14,843
Rashtriya Chemicals & Fertilizers, Ltd.	12,255	11,209
Ratnamani Metals & Tubes, Ltd.	3,326	45,189
RattanIndia Power, Ltd. (A)	88,088	2,909
Raymond, Ltd.	2,169	25,776
RBL Bank, Ltd. (C)	6,487	64,151
REC, Ltd.	37,469	77,713
Redington India, Ltd.	40,092	57,782
Relaxo Footwears, Ltd.	1,513	18,408
Reliance Capital, Ltd.	7,826	13,655
Reliance Communications, Ltd. (A)	86,349	2,474
Reliance Home Finance, Ltd.	53,803	16,864
Reliance Industries, Ltd.	105,484	2,023,074
Reliance Infrastructure, Ltd.	7,999	11,972
Reliance Power, Ltd. (A)	70,059	7,570
Repco Home Finance, Ltd.	2,373	13,755
Ruchi Soya Industries, Ltd. (A)	4,071	428
Sadbhav Engineering, Ltd.	12,476	46,683
Sadbhav Infrastructure Project, Ltd.	11,584	12,742

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 23

	Shares	Value
India (continued)
Sagar Cements, Ltd.	364	$3,668
Sanghi Industries, Ltd. (A)	15,870	16,116
Sanofi India, Ltd.	330	25,887
Sarda Energy & Minerals, Ltd.	1,436	5,516
Sasken Technologies, Ltd.	1,266	12,873
Schaeffler India, Ltd.	663	49,355
Sequent Scientific, Ltd. (A)	6,725	6,737
Seshasayee Paper & Boards, Ltd.	740	10,691
SH Kelkar & Company, Ltd. (C)	2,917	6,348
Shankara Building Products, Ltd.	773	5,851
Sharda Cropchem, Ltd.	6,824	34,404
Sheela Foam, Ltd. (A)	521	9,350
Shilpa Medicare, Ltd. (A)	4,413	22,212
Shipping Corp. of India, Ltd. (A)	27,619	12,961
Shree Cement, Ltd.	238	74,194
Shriram City Union Finance, Ltd.	2,014	44,538
Shriram EPC, Ltd. (A)	24,858	3,144
Shriram Transport Finance Company, Ltd.	8,555	143,200
Siemens, Ltd.	960	17,580
Simplex Infrastructures, Ltd.	4,288	9,546
Sintex Plastics Technology, Ltd. (A)	21,399	4,645
SITI Networks, Ltd. (A)	54,239	2,296
Siyaram Silk Mills, Ltd.	2,360	11,618
SJVN, Ltd.	89,509	32,723
SKF India, Ltd.	2,395	65,686
Skipper, Ltd.	11,649	10,612
Sobha, Ltd.	4,249	33,272
Solar Industries India, Ltd.	4,558	76,343
Somany Ceramics, Ltd.	3,317	21,028
Sonata Software, Ltd.	2,617	13,420
Spencer’s Retail, Ltd. (A)	14,439	23,285
Srei Infrastructure Finance, Ltd.	17,058	6,234
SRF, Ltd.	858	35,070
Srikalahasthi Pipes, Ltd.	7,062	18,920
Star Cement, Ltd.	15,435	26,671
State Bank of India (A)	38,963	197,955
Steel Authority of India, Ltd. (A)	35,661	25,708
Sterlite Technologies, Ltd.	5,984	14,993
Strides Pharma Science, Ltd.	3,193	19,383
Sudarshan Chemical Industries, Ltd.	6,262	29,988
Sun Pharmaceutical Industries, Ltd.	17,102	100,931
Sun TV Network, Ltd.	4,120	32,509
Sundaram Finance Holdings, Ltd.	6,835	9,152
Sundaram Finance, Ltd.	1,639	39,952
Sundaram-Clayton, Ltd.	697	25,918
Sundram Fasteners, Ltd.	4,560	35,731
Sunteck Realty, Ltd.	3,702	26,532
Suprajit Engineering, Ltd.	7,705	23,292
Supreme Industries, Ltd.	2,097	32,388
Supreme Petrochem, Ltd.	9,949	32,292
Surya Roshni, Ltd.	2,932	10,699
Suven Life Sciences, Ltd.	3,881	15,229
Suzlon Energy, Ltd. (A)	180,061	14,229
Swaraj Engines, Ltd.	1,845	37,132

24 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
India (continued)
Symphony, Ltd.	2,011	$44,082
Syndicate Bank (A)	44,678	22,911
Syngene International, Ltd. (C)	2,693	25,923
TAKE Solutions, Ltd.	6,117	13,375
Tasty Bite Eatables, Ltd.	94	11,155
Tata Chemicals, Ltd.	2,841	25,803
Tata Communications, Ltd.	2,825	21,916
Tata Consultancy Services, Ltd.	26,045	822,894
Tata Elxsi, Ltd.	1,315	16,486
Tata Global Beverages, Ltd.	14,450	50,960
Tata Metaliks, Ltd.	1,562	13,574
Tata Motors, Ltd. (A)	115,866	288,518
Tata Sponge Iron, Ltd.	448	4,602
Tata Steel, Ltd.	23,104	161,983
TCI Express, Ltd.	2,682	27,218
Tech Mahindra, Ltd.	23,766	260,427
Techno Electric & Engineering Company, Ltd. (A)	4,395	15,922
Tejas Networks, Ltd. (A)(C)	4,274	11,609
Texmaco Rail & Engineering, Ltd.	7,462	8,060
The Anup Engineering, Ltd. (A)	1,869	13,826
The Great Eastern Shipping Company, Ltd.	7,514	30,375
The India Cements, Ltd.	13,187	20,035
The Indian Hotels Company, Ltd.	10,523	23,729
The Jammu & Kashmir Bank, Ltd. (A)	20,026	17,125
The Karnataka Bank, Ltd.	10,008	16,219
The Karur Vysya Bank, Ltd.	30,314	33,974
The KCP, Ltd.	14,928	19,771
The Lakshmi Vilas Bank, Ltd. (A)	12,893	13,622
The Phoenix Mills, Ltd.	3,443	32,135
The Ramco Cements, Ltd.	3,284	38,499
The South Indian Bank, Ltd.	46,489	9,506
The Tata Power Company, Ltd.	31,127	30,745
The Tinplate Company of India, Ltd.	3,175	6,500
Thermax, Ltd.	1,264	18,566
Thirumalai Chemicals, Ltd.	3,472	4,432
Thomas Cook India, Ltd.	8,758	29,610
Thyrocare Technologies, Ltd. (C)	2,982	20,172
Time Technoplast, Ltd.	37,704	54,032
Timken India, Ltd.	3,995	38,918
Titagarh Wagons, Ltd.	3,917	3,916
Titan Company, Ltd.	9,308	165,014
Torrent Pharmaceuticals, Ltd.	2,328	52,153
Torrent Power, Ltd.	6,822	24,164
Tourism Finance Corp. of India, Ltd.	2,921	4,964
Transport Corp. of India, Ltd.	6,063	27,818
Trent, Ltd.	5,991	33,690
Trident, Ltd.	7,436	7,227
Triveni Engineering & Industries, Ltd.	7,585	7,853
Triveni Turbine, Ltd.	24,757	38,292
TTK Prestige, Ltd.	108	10,995
Tube Investments of India, Ltd.	15,050	84,289
TV Today Network, Ltd.	7,739	32,111
TV18 Broadcast, Ltd. (A)	45,800	18,440
TVS Motor Company, Ltd.	1,883	13,012

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 25

	Shares	Value
India (continued)
TVS Srichakra, Ltd.	851	$25,016
UCO Bank (A)	133,446	33,614
Uflex, Ltd.	4,634	18,040
UltraTech Cement, Ltd.	1,550	105,850
Unichem Laboratories, Ltd.	5,350	14,711
Union Bank of India (A)	24,015	26,187
Unitech, Ltd. (A)	90,369	1,629
United Breweries, Ltd.	1,730	33,393
United Spirits, Ltd. (A)	9,003	71,706
UPL, Ltd.	9,857	141,100
VA Tech Wabag, Ltd.	1,854	8,487
Vaibhav Global, Ltd.	2,692	29,852
Vakrangee, Ltd.	23,506	16,010
Vardhman Textiles, Ltd.	3,232	50,767
Vedanta, Ltd.	100,701	232,793
Venky’s India, Ltd.	337	9,340
Vesuvius India, Ltd.	690	11,543
V-Guard Industries, Ltd.	5,667	19,800
Vinati Organics, Ltd.	682	21,381
VIP Industries, Ltd.	2,251	14,209
V-Mart Retail, Ltd.	527	18,666
Vodafone Idea, Ltd. (A)	475,993	95,288
Voltas, Ltd.	2,502	20,922
VRL Logistics, Ltd.	5,104	20,916
VST Industries, Ltd.	649	33,650
VST Tillers Tractors, Ltd.	456	8,562
WABCO India, Ltd.	368	33,179
Welspun Corp., Ltd.	6,625	13,503
Welspun Enterprises, Ltd.	5,021	9,444
Welspun India, Ltd.	19,448	15,379
West Coast Paper Mills, Ltd.	2,240	8,867
Wheels India, Ltd.	626	7,812
Whirlpool of India, Ltd.	1,179	25,033
Wipro, Ltd.	46,900	192,717
Wockhardt, Ltd. (A)	2,843	15,974
Wonderla Holidays, Ltd.	2,364	10,417
Yes Bank, Ltd.	94,414	201,466
Zee Entertainment Enterprises, Ltd.	17,797	91,269
Zensar Technologies, Ltd.	8,469	30,519
Zuari Agro Chemicals, Ltd. (A)	5,446	13,335
Zydus Wellness, Ltd.	1,037	19,767

Indonesia 2.9%		7,281,806

Ace Hardware Indonesia Tbk PT	604,300	73,473
Adaro Energy Tbk PT	1,192,600	108,277
Adhi Karya Persero Tbk PT	204,038	20,795
AKR Corporindo Tbk PT	65,100	18,169
Alam Sutera Realty Tbk PT (A)	750,400	17,041
Alfa Energi Investama Tbk PT (A)	27,900	13,637
Aneka Tambang Tbk PT	481,054	24,525
Arwana Citramulia Tbk PT	1,053,200	37,190
Asahimas Flat Glass Tbk PT	113,500	42,100
Astra Agro Lestari Tbk PT	43,433	32,093
Astra Graphia Tbk PT	230,100	19,941

26 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Indonesia (continued)
Astra International Tbk PT	544,600	$285,445
Astra Otoparts Tbk PT	132,400	13,513
Astrindo Nusantara Infrastructure Tbk PT (A)	3,785,000	13,255
Asuransi Kresna Mitra Tbk PT (A)	277,300	15,819
Bakrie Telecom Tbk PT (A)	22,579,900	79,103
Bank Central Asia Tbk PT	223,300	456,841
Bank Danamon Indonesia Tbk PT	337,071	109,407
Bank Mandiri Persero Tbk PT	414,292	224,086
Bank Negara Indonesia Persero Tbk PT	392,103	231,246
Bank Pan Indonesia Tbk PT (A)	191,900	16,870
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	306,100	34,148
Bank Pembangunan Daerah Jawa Timur Tbk PT	373,700	16,243
Bank Permata Tbk PT (A)	197,864	11,050
Bank Rakyat Indonesia Persero Tbk PT	2,106,500	606,974
Bank Tabungan Negara Persero Tbk PT	190,698	33,136
Barito Pacific Tbk PT	210,700	48,751
Bayan Resources Tbk PT	94,800	103,386
Berlian Laju Tanker Tbk PT (A)	11,916,666	41,747
BISI International Tbk PT	514,000	52,895
Bukit Asam Tbk PT	184,700	39,633
Bumi Serpong Damai Tbk PT (A)	427,200	40,560
Bumi Teknokultura Unggul Tbk PT (A)	2,019,200	16,068
Charoen Pokphand Indonesia Tbk PT	379,920	130,315
Ciputra Development Tbk PT	789,461	54,208
Citra Marga Nusaphala Persada Tbk PT (A)	2,082,575	180,724
City Retail Developments Tbk PT (A)	5,351,300	48,744
Delta Dunia Makmur Tbk PT (A)	590,800	21,126
Dharma Satya Nusantara Tbk PT	603,500	15,737
Eagle High Plantations Tbk PT (A)	1,002,100	10,715
Elnusa Tbk PT	400,600	9,736
Erajaya Swasembada Tbk PT	162,100	13,339
Fajar Surya Wisesa Tbk PT	85,200	50,906
Gajah Tunggal Tbk PT (A)	170,700	7,987
Garuda Indonesia Persero Tbk PT (A)	361,400	10,929
Global Mediacom Tbk PT	819,500	23,724
Gudang Garam Tbk PT	29,743	168,052
Hanson International Tbk PT (A)	4,000,200	29,760
Harum Energy Tbk PT	80,400	8,080
Indah Kiat Pulp & Paper Corp. Tbk PT	389,600	211,781
Indika Energy Tbk PT	129,600	12,794
Indo Tambangraya Megah Tbk PT	23,700	29,069
Indocement Tunggal Prakarsa Tbk PT	39,800	59,413
Indofood CBP Sukses Makmur Tbk PT	43,100	29,600
Indofood Sukses Makmur Tbk PT	230,100	106,685
Indomobil Sukses Internasional Tbk PT	28,900	5,467
Indo-Rama Synthetics Tbk PT (A)	54,900	19,568
Indosat Tbk PT (A)	110,300	15,832
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	337,700	22,652
Inovisi Infracom Tbk PT (A)(D)	671,012	132
Intiland Development Tbk PT	2,487,800	56,758
Japfa Comfeed Indonesia Tbk PT	311,000	32,701
Jasa Marga Persero Tbk PT	77,452	31,055
Kalbe Farma Tbk PT	564,400	55,721
Kawasan Industri Jababeka Tbk PT (A)	2,917,662	55,277

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 27

	Shares	Value
Indonesia (continued)
Link Net Tbk PT	145,300	$45,242
Lippo Karawaci Tbk PT	1,047,625	23,608
Malindo Feedmill Tbk PT	149,200	10,627
Matahari Department Store Tbk PT	186,500	49,257
Mayora Indah Tbk PT	2,056,900	368,907
Medco Energi Internasional Tbk PT (A)	506,566	27,417
Media Nusantara Citra Tbk PT	298,200	23,835
Mitra Adiperkasa Tbk PT	1,077,700	66,500
Mitra Keluarga Karyasehat Tbk PT (A)	145,600	18,716
MNC Sky Vision Tbk PT (A)	430,900	31,762
Modernland Realty Tbk PT	2,009,300	35,141
Nippon Indosari Corpindo Tbk PT	156,811	14,434
Pabrik Kertas Tjiwi Kimia Tbk PT	77,700	55,761
Pakuwon Jati Tbk PT	610,900	30,153
Pan Brothers Tbk PT	1,101,200	42,187
Panin Financial Tbk PT (A)	1,137,200	27,937
Panin Sekuritas Tbk PT (A)	22,500	2,254
Paninvest Tbk PT (A)	397,600	35,711
Pelayaran Tamarin Samudra Tbk PT (A)	25,000	8,660
Perusahaan Gas Negara Tbk PT	367,300	52,975
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	237,500	19,059
Pool Advista Indonesia Tbk PT (A)	37,300	6,482
PP Persero Tbk PT	214,287	29,665
PP Properti Tbk PT	1,020,100	8,338
Ramayana Lestari Sentosa Tbk PT	152,300	17,301
Resource Alam Indonesia Tbk PT	969,000	13,896
Rimo International Lestari Tbk PT (A)	2,464,700	22,633
Salim Ivomas Pratama Tbk PT	591,300	13,596
Sampoerna Agro Tbk PT (A)	618,600	99,286
Sarana Menara Nusantara Tbk PT	453,400	22,964
Sawit Sumbermas Sarana Tbk PT (A)	420,400	30,346
Selamat Sempurna Tbk PT	374,800	43,808
Semen Baturaja Persero Tbk PT	408,600	17,048
Semen Indonesia Persero Tbk PT	82,000	66,733
Siloam International Hospitals Tbk PT (A)	101,918	30,518
Sinar Mas Multiartha Tbk PT	37,000	25,924
Smartfren Telecom Tbk PT (A)	914,700	18,272
Sri Rejeki Isman Tbk PT (A)	937,100	22,372
Sugih Energy Tbk PT (A)	8,409,300	29,460
Summarecon Agung Tbk PT	339,900	24,631
Surya Citra Media Tbk PT	283,000	32,799
Surya Semesta Internusa Tbk PT	132,900	5,464
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telekomunikasi Indonesia Persero Tbk PT	1,384,000	379,178
Telekomunikasi Indonesia Persero Tbk PT, ADR	8,045	216,974
Tempo Scan Pacific Tbk PT	65,700	7,371
Tiga Pilar Sejahtera Food Tbk PT (A)(D)	801,600	9,436
Tiphone Mobile Indonesia Tbk PT (A)	179,500	7,646
Tower Bersama Infrastructure Tbk PT	224,800	57,681
Trada Alam Minera Tbk PT (A)	1,919,200	16,656
Trias Sentosa Tbk PT (A)	706,000	21,157
Truba Alam Manunggal Engineering PT (A)(D)	19,436,000	0
Tunas Baru Lampung Tbk PT	369,300	21,615
Tunas Ridean Tbk PT	542,200	42,006

28 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Indonesia (continued)
Unilever Indonesia Tbk PT	53,200	$166,629
United Tractors Tbk PT	91,200	162,306
Vale Indonesia Tbk PT (A)	109,900	20,774
Visi Media Asia Tbk PT (A)	1,475,500	12,913
Waskita Beton Precast Tbk PT	592,800	16,553
Waskita Karya Persero Tbk PT	287,002	36,524
Wijaya Karya Beton Tbk PT	351,700	12,714
Wijaya Karya Persero Tbk PT	178,676	28,495
XL Axiata Tbk PT (A)	236,600	47,495

Malaysia 3.2%		8,253,004

7-Eleven Malaysia Holdings BHD	75,139	27,266
Aeon Company M BHD	55,700	20,086
AEON Credit Service M BHD	11,340	43,504
AFFIN Bank BHD	230,484	116,127
AirAsia Group BHD	117,800	81,357
Alliance Bank Malaysia BHD	122,400	112,425
AMMB Holdings BHD	75,450	79,856
APM Automotive Holdings BHD	73,400	50,759
Astro Malaysia Holdings BHD	58,000	19,224
Axiata Group BHD	97,659	109,360
Batu Kawan BHD	29,400	118,325
Benalec Holdings BHD (A)	161,700	6,937
Berjaya Assets BHD (A)	435,700	32,178
Berjaya Land BHD (A)	220,600	10,576
Berjaya Sports Toto BHD	58,778	35,182
Bermaz Auto BHD	45,300	24,865
BIMB Holdings BHD	23,100	25,436
Bintulu Port Holdings BHD	300	356
Boustead Holdings BHD	312,207	83,556
Boustead Plantations BHD	116,560	20,892
British American Tobacco Malaysia BHD	6,400	45,853
Bursa Malaysia BHD	31,800	49,331
Cahya Mata Sarawak BHD	29,300	21,645
Carlsberg Brewery Malaysia BHD	6,900	40,200
CB Industrial Product Holding BHD	134,440	32,757
CIMB Group Holdings BHD	151,783	190,772
Coastal Contracts BHD (A)	120,166	28,073
Cypark Resources BHD	33,300	12,395
D&O Green Technologies BHD	64,700	9,569
Dagang NeXchange BHD (A)	188,300	10,983
Datasonic Group BHD	65,000	7,039
Dayang Enterprise Holdings BHD (A)	32,000	7,397
Dialog Group BHD	54,360	43,000
DiGi.Com BHD	83,780	99,588
DRB-Hicom BHD	45,900	22,785
Duopharma Biotech BHD	32,354	10,350
Dutch Lady Milk Industries BHD	3,500	53,890
Eastern & Oriental BHD (A)	85,914	16,994
Eco World Development Group BHD (A)	190,700	39,200
Eco World International BHD (A)	82,700	12,724
Econpile Holdings BHD (B)	91,100	14,437
FGV Holdings BHD (A)	111,600	30,325
Fraser & Neave Holdings BHD	2,800	22,861

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 29

	Shares	Value
Malaysia (continued)
Frontken Corp. BHD	52,100	$15,628
Gabungan AQRS BHD	26,010	8,130
Gadang Holdings BHD	55,300	11,343
Gamuda BHD	86,000	71,706
Gas Malaysia BHD (B)	67,100	45,879
Genting BHD	52,400	79,905
Genting Malaysia BHD	61,800	46,294
Genting Plantations BHD (B)	10,000	24,685
George Kent Malaysia BHD	33,700	8,748
Globetronics Technology BHD	39,686	14,926
GuocoLand Malaysia BHD	183,100	31,307
HAP Seng Consolidated BHD	89,039	210,564
Hartalega Holdings BHD	39,500	49,047
Heineken Malaysia BHD	22,700	132,688
Hengyuan Refining Company BHD (A)	11,200	14,410
Hibiscus Petroleum BHD (A)	88,200	21,784
Hock Seng LEE BHD	112,792	37,048
Hong Leong Bank BHD	12,634	57,237
Hong Leong Financial Group BHD	8,261	37,460
Hong Leong Industries BHD	18,000	46,388
HSS Engineers BHD (A)	32,500	8,215
IGB BHD	45,400	29,586
IHH Healthcare BHD	45,300	59,459
IJM Corp. BHD	244,760	129,624
IJM Plantations BHD	57,300	20,600
Inari Amertron BHD	140,836	51,629
IOI Corp. BHD	40,800	41,983
IOI Properties Group BHD	127,571	40,825
JAKS Resources BHD (A)	43,900	7,799
Keck Seng Malaysia BHD	178,250	203,884
Kenanga Investment Bank BHD	151,217	20,741
Kerjaya Prospek Group BHD	79,420	23,277
Kim Loong Resources BHD	113,400	31,709
Kimlun Corp. BHD	23,515	7,741
Kossan Rubber Industries	47,700	45,085
Kretam Holdings BHD (A)	140,100	13,048
KSL Holdings BHD (A)	165,810	31,099
Kuala Lumpur Kepong BHD	9,558	56,613
Kumpulan Fima BHD	56,700	22,738
Land & General BHD	972,340	34,866
Landmarks BHD (A)	232,900	24,216
LBS Bina Group BHD	117,300	14,527
Lingkaran Trans Kota Holdings BHD	54,500	54,918
LPI Capital BHD	14,220	51,555
Magni-Tech Industries BHD	14,600	16,000
Magnum BHD	35,300	20,374
Mah Sing Group BHD	149,512	32,233
Malakoff Corp. BHD	78,100	15,485
Malayan Banking BHD	95,232	204,905
Malaysia Airports Holdings BHD	43,288	75,713
Malaysia Building Society BHD	65,924	14,474
Malaysian Pacific Industries BHD	10,938	23,299
Malaysian Resources Corp. BHD	121,600	26,917
Matrix Concepts Holdings BHD	105,378	48,581

30 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Malaysia (continued)
Maxis BHD	51,585	$68,270
Media Prima BHD (A)	161,180	13,869
Mega First Corp. BHD	26,200	21,513
MISC BHD	27,650	45,818
MMC Corp. BHD	121,000	30,372
MPHB Capital BHD (A)	99,200	23,927
Muhibbah Engineering (M) BHD	10,300	6,742
Mulpha International BHD (A)	15,370	8,615
My EG Services BHD	151,850	50,264
Nestle Malaysia BHD	1,400	49,093
NTPM Holdings BHD	145,500	14,630
Oriental Holdings BHD	48,120	77,831
OSK Holdings BHD	239,817	49,760
Padini Holdings BHD	21,500	19,094
Panasonic Manufacturing Malaysia BHD	10,900	99,839
Pantech Group Holdings BHD	70,489	8,732
Paramount Corp. BHD	56,600	28,231
Pentamaster Corp. BHD (A)	23,072	22,834
Petron Malaysia Refining & Marketing BHD	8,800	13,760
Petronas Chemicals Group BHD	69,100	137,253
Petronas Dagangan BHD	5,900	36,288
Petronas Gas BHD	16,900	71,162
PPB Group BHD	11,300	50,644
Press Metal Aluminium Holdings BHD (B)	41,000	43,842
Public Bank BHD	96,060	540,760
QL Resources BHD	35,390	57,738
RHB Bank BHD	31,662	44,035
Sam Engineering & Equipment M BHD	3,000	5,652
Sapura Energy BHD	243,757	17,097
Sarawak Oil Palms BHD	72,142	40,004
Scicom MSC BHD	29,300	5,655
Scientex BHD (B)	20,700	41,608
SEG International BHD	33,942	5,098
Selangor Dredging BHD	158,800	24,844
Serba Dinamik Holdings BHD	27,500	26,853
Shangri-La Hotels Malaysia BHD	21,000	27,554
SHL Consolidated BHD	113,500	63,106
Sime Darby BHD	93,374	51,757
Sime Darby Plantation BHD	76,974	85,559
Sime Darby Property BHD	130,274	33,015
SKP Resources BHD	73,100	22,689
SP Setia BHD Group (B)	53,308	27,820
Sumatec Resources BHD (A)	422,000	1,008
Sunway BHD	65,423	26,350
Sunway Construction Group BHD	33,862	15,837
Supermax Corp. BHD	58,400	22,551
Suria Capital Holdings BHD	229,580	73,523
Syarikat Takaful Malaysia BHD	23,400	35,089
Ta Ann Holdings BHD	74,808	40,466
TA Enterprise BHD	421,100	67,270
TA Global BHD	385,840	24,498
Tan Chong Motor Holdings BHD	173,600	64,134
Telekom Malaysia BHD	44,656	38,409
Tenaga Nasional BHD	76,300	230,977

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 31

	Shares	Value
Malaysia (continued)
TH Plantations BHD (A)	185,160	$22,209
TIME dotCom BHD	48,240	102,149
Top Glove Corp. BHD (B)	91,900	110,637
Tropicana Corp. BHD	276,435	57,675
TSH Resources BHD	365,500	80,853
Uchi Technologies BHD	31,330	21,415
UEM Edgenta BHD	29,900	19,147
UEM Sunrise BHD	113,366	23,232
UMW Holdings BHD (B)	14,100	17,139
United Malacca BHD	76,250	94,785
United Plantations BHD	15,300	94,654
UOA Development BHD	142,900	79,760
Velesto Energy BHD (A)	250,631	17,265
ViTrox Corp. BHD	18,000	30,036
VS Industry BHD	78,131	18,462
Wellcall Holdings BHD	163,450	48,689
Westports Holdings BHD	54,500	50,398
Yinson Holdings BHD	33,600	39,548
YTL Corp. BHD	789,130	214,265
YTL Power International BHD	121,580	24,510
Zhulian Corp. BHD	71,300	23,507

Malta 0.0%		51,901

Brait SE (A)	45,183	51,901

Mexico 3.7%		9,508,539

ALEATICA SAB de CV (B)	9,600	8,954
Alfa SAB de CV, Class A	285,550	261,528
Alpek SAB de CV	28,981	32,680
Alsea SAB de CV (A)(B)	52,910	103,559
America Movil SAB de CV, Series L (B)	963,579	680,940
Arca Continental SAB de CV (B)	13,445	72,031
Axtel SAB de CV (A)(B)	182,316	18,977
Banco del Bajio SA (C)	21,194	40,952
Banco Santander Mexico SA	66,905	98,111
Becle SAB de CV (B)	12,935	18,882
Bio Pappel SAB de CV (A)	18,527	24,994
Bolsa Mexicana de Valores SAB de CV	33,174	60,513
Cemex SAB de CV (A)(B)	366,838	150,488
Coca-Cola Femsa SAB de CV	5,951	37,005
Consorcio ARA SAB de CV	111,739	23,775
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)	41,201	34,771
Corp. Inmobiliaria Vesta SAB de CV	22,784	32,376
Dine SAB de CV (A)	103,700	52,912
El Puerto de Liverpool SAB de CV, Series C1	5,226	29,251
Elementia SAB de CV (A)(B)(C)	22,179	10,739
Fomento Economico Mexicano SAB de CV	23,057	214,703
Genomma Lab Internacional SAB de CV, Class B (A)	66,654	56,047
Gentera SAB de CV	80,333	70,870
Gruma SAB de CV, Class B (B)	11,725	111,849
Grupo Aeromexico SAB de CV (A)	37,795	34,384
Grupo Aeroportuario del Centro Norte SAB de CV	21,262	128,557
Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,583	252,824
Grupo Aeroportuario del Sureste SAB de CV, ADR	882	139,868
Grupo Bimbo SAB de CV, Series A	71,327	144,119

32 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Mexico (continued)
Grupo Carso SAB de CV, Series A1	37,931	$140,025
Grupo Cementos de Chihuahua SAB de CV	8,843	47,764
Grupo Comercial Chedraui SA de CV	35,846	60,009
Grupo Elektra SAB de CV	5,907	363,358
Grupo Famsa SAB de CV, Class A (A)	78,525	22,838
Grupo Financiero Banorte SAB de CV, Series O	69,302	377,649
Grupo Financiero Inbursa SAB de CV, Series O	59,550	79,182
Grupo GICSA SAB de CV (A)(B)	63,642	19,483
Grupo Gigante SAB de CV (A)	166,920	284,889
Grupo Herdez SAB de CV	14,471	29,889
Grupo Hotelero Santa Fe SAB de CV (A)	101,125	30,701
Grupo Industrial Saltillo SAB de CV	68,060	76,364
Grupo KUO SAB de CV, Series B	204,916	498,312
Grupo Lala SAB de CV	23,373	27,191
Grupo Mexico SAB de CV, Series B (B)	264,359	658,242
Grupo Pochteca SAB de CV (A)	20,836	7,389
Grupo Sanborns SAB de CV	187,200	179,571
Grupo Simec SAB de CV, Series B (A)	15,459	41,781
Grupo Sports World SAB de CV (A)	27,369	25,136
Grupo Televisa SAB (B)	165,953	309,404
Hoteles City Express SAB de CV (A)(B)	17,674	19,028
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (A)	116,601	194,546
Industrias Bachoco SAB de CV, Series B	13,295	58,169
Industrias CH SAB de CV, Series B (A)	44,000	139,417
Industrias Penoles SAB de CV	18,615	208,283
Infraestructura Energetica Nova SAB de CV	15,405	62,606
Kimberly-Clark de Mexico SAB de CV, Class A (A)	75,222	135,677
La Comer SAB de CV (A)	12,689	13,888
Megacable Holdings SAB de CV	37,270	153,768
Mexichem SAB de CV	99,955	208,440
Minera Frisco SAB de CV, Series A1 (A)	273,262	42,526
Nemak SAB de CV (C)	27,159	12,583
Organizacion Cultiba SAB de CV	45,332	37,077
Organizacion Soriana SAB de CV, Series B (A)(B)	1,031,046	1,190,513
Promotora y Operadora de Infraestructura SAB de CV	7,906	77,048
Promotora y Operadora de Infraestructura SAB de CV, L Shares	4,040	25,561
Qualitas Controladora SAB de CV	12,704	34,037
Regional SAB de CV (B)	25,224	122,254
Telesites SAB de CV (A)	127,696	82,812
TV Azteca SAB de CV (B)	389,865	35,209
Unifin Financiera SAB de CV	7,055	15,983
Vitro SAB de CV, Series A	33,289	90,039
Wal-Mart de Mexico SAB de CV	114,870	323,239

Netherlands 0.0%		75,884

VEON, Ltd., ADR	32,993	75,884

Peru 0.2%		574,600

Cementos Pacasmayo SAA, ADR	4,994	41,700
Cia de Minas Buenaventura SAA, ADR	2,497	37,879
Credicorp, Ltd.	2,050	458,790
Fossal SAA, ADR (A)	633	338
Grana y Montero SAA, ADR (A)	11,010	35,893

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 33

	Shares	Value
Philippines 1.7%		$4,289,670

8990 Holdings, Inc.	111,700	34,106
Aboitiz Equity Ventures, Inc.	51,970	55,832
Aboitiz Power Corp.	37,100	25,987
ACR Mining Corp. (A)(D)	3,145	1,079
Alliance Global Group, Inc.	165,600	49,609
Alsons Consolidated Resources, Inc.	629,000	16,595
Apex Mining Company, Inc. (A)	520,000	11,888
Atlas Consolidated Mining & Development Corp. (A)	160,800	8,315
Ayala Corp.	10,950	193,027
Ayala Land, Inc.	208,000	197,867
Bank of the Philippine Islands	14,300	22,172
BDO Unibank, Inc.	47,912	126,846
Belle Corp.	1,215,000	52,966
Bloomberry Resorts Corp.	191,100	43,474
Cebu Air, Inc.	39,050	67,502
Century Pacific Food, Inc.	167,650	46,915
China Banking Corp.	224,035	114,726
COL Financial Group, Inc.	10,000	3,600
Cosco Capital, Inc.	491,100	64,182
D&L Industries, Inc.	183,300	35,606
DMCI Holdings, Inc.	313,100	63,544
DoubleDragon Properties Corp. (A)	86,110	41,871
Eagle Cement Corp. (A)	35,100	10,732
East West Banking Corp. (A)	89,050	19,558
EEI Corp. (A)	102,800	19,920
Emperador, Inc. (A)	369,200	54,290
Empire East Land Holdings, Inc. (A)	2,941,000	27,123
Filinvest Land, Inc.	1,281,750	42,060
First Gen Corp.	70,400	31,196
First Philippine Holdings Corp.	50,320	75,339
Global Ferronickel Holdings, Inc. (A)	297,000	8,602
Globe Telecom, Inc.	1,645	68,444
GT Capital Holdings, Inc.	3,960	65,579
Integrated Micro-Electronics, Inc.	67,155	13,179
International Container Terminal Services, Inc.	38,040	99,171
JG Summit Holdings, Inc.	84,620	101,580
Jollibee Foods Corp.	10,920	60,369
Lepanto Consolidated Mining Company, Class B (A)	3,304,363	6,674
Lopez Holdings Corp. (A)	489,600	43,716
LT Group, Inc.	136,600	39,112
Manila Electric Company	5,260	38,869
Manila Water Company, Inc.	140,400	60,944
Max’s Group, Inc.	52,200	12,795
Megawide Construction Corp.	57,870	22,400
Megaworld Corp.	515,500	58,368
Metro Pacific Investments Corp.	610,300	52,721
Metro Retail Stores Group, Inc.	118,000	6,100
Metropolitan Bank & Trust Company	16,627	22,832
Nickel Asia Corp.	347,160	15,073
Petron Corp.	316,900	37,188
Philex Mining Corp.	67,800	3,887
Philippine National Bank (A)	33,010	36,414
Phoenix Petroleum Philippines, Inc.	100,600	23,504
Pilipinas Shell Petroleum Corp.	20,280	16,304

34 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Philippines (continued)
PLDT, Inc.	4,385	$112,928
Premium Leisure Corp.	977,000	14,810
Puregold Price Club, Inc.	40,400	34,573
RFM Corp.	101,000	9,685
Rizal Commercial Banking Corp.	247,493	125,362
Robinsons Land Corp.	147,196	73,199
Robinsons Retail Holdings, Inc.	39,590	55,353
San Miguel Corp.	98,484	354,135
San Miguel Food and Beverage, Inc.	21,830	44,972
Security Bank Corp.	10,247	34,360
Semirara Mining & Power Corp.	59,620	25,159
SM Investments Corp.	2,210	39,936
SM Prime Holdings, Inc.	164,304	125,626
Starmalls, Inc.	172,400	20,818
The Philippine Stock Exchange, Inc.	16,214	57,509
Top Frontier Investment Holdings, Inc. (A)	24,482	125,635
Travellers International Hotel Group, Inc.	304,800	30,906
Union Bank of the Philippines	304,941	349,597
Universal Robina Corp.	32,630	104,523
Vista Land & Lifescapes, Inc.	391,700	53,915
Wilcon Depot, Inc.	76,500	24,917

Poland 1.5%		3,887,884

Agora SA	6,899	22,522
Alior Bank SA (A)	6,720	92,556
Amica SA	1,355	42,383
Apator SA	4,522	30,452
Asseco Poland SA	6,578	87,595
Bank Handlowy w Warszawie SA	1,958	27,402
Bank Millennium SA (A)	32,204	80,288
Bank Polska Kasa Opieki SA	1,680	46,587
Bioton SA (A)	30,572	34,504
Boryszew SA (A)	19,308	20,229
Budimex SA	1,480	51,844
CCC SA	1,846	75,443
CD Projekt SA	658	35,740
Ciech SA	2,152	23,924
ComArch SA	1,180	59,739
Cyfrowy Polsat SA	9,812	66,752
Dino Polska SA (A)(C)	1,595	51,745
Dom Development SA	481	10,286
Enea SA (A)	18,050	39,577
Energa SA (A)	8,060	16,253
Eurocash SA	6,185	31,188
Fabryki Mebli Forte SA (A)	3,773	29,262
Famur SA	36,449	46,219
Firma Oponiarska Debica SA	3,656	76,462
Getin Noble Bank SA (A)	162,956	22,050
Globe Trade Centre SA	18,851	41,328
Grupa Azoty SA	2,417	25,072
Grupa Kety SA	4,965	450,881
Grupa Lotos SA	5,977	137,017
Impexmetal SA (A)	23,440	26,240
ING Bank Slaski SA	2,005	99,419

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 35

	Shares	Value
Poland (continued)
Inter Cars SA	1,386	$72,328
Jastrzebska Spolka Weglowa SA (A)	2,183	28,550
KGHM Polska Miedz SA (A)	7,305	180,982
KRUK SA (A)	627	26,306
LC Corp. SA	77,105	50,236
LPP SA	65	124,364
Lubelski Wegiel Bogdanka SA (A)	3,338	30,803
mBank SA (A)	484	50,797
Netia SA (A)	92,377	118,534
Neuca SA	620	45,305
Orange Polska SA (A)	32,489	43,607
Pfleiderer Group SA	2,108	10,694
PGE Polska Grupa Energetyczna SA (A)	22,745	54,590
PKP Cargo SA (A)	4,841	54,159
Polnord SA (A)	12,615	20,671
Polski Koncern Naftowy ORLEN SA	19,195	484,331
Polskie Gornictwo Naftowe i Gazownictwo SA	37,755	55,153
Powszechna Kasa Oszczednosci Bank Polski SA	19,550	200,450
Powszechny Zaklad Ubezpieczen SA	14,477	156,367
Santander Bank Polska SA	857	81,487
Stalprodukt SA	377	24,007
Tauron Polska Energia SA (A)	63,876	26,392
Warsaw Stock Exchange	2,268	23,631
Wawel SA	80	13,427
Zespol Elektrowni Patnow Adamow Konin SA	5,285	9,754

Romania 0.1%		126,836

NEPI Rockcastle PLC	14,995	126,836

Russia 1.5%		3,870,141

Etalon Group PLC, GDR	17,750	33,283
Gazprom PJSC, ADR	58,956	386,162
Globaltrans Investment PLC, GDR	4,853	42,179
LUKOIL PJSC, ADR	7,737	621,663
Magnitogorsk Iron & Steel Works PJSC, GDR	13,238	115,845
Mail.Ru Group, Ltd., GDR (A)	1,294	29,722
MMC Norilsk Nickel PJSC, ADR	9,866	205,873
Novatek PJSC, GDR	851	173,755
Novolipetsk Steel PJSC, GDR	4,896	128,570
O’Key Group SA, GDR (A)	7,545	11,814
PhosAgro PJSC, GDR	4,506	57,893
Ros Agro PLC, GDR	1,484	17,266
Rosneft Oil Company PJSC, GDR	36,143	240,009
Rostelecom PJSC, ADR	10,640	74,651
RusHydro PJSC, ADR	59,496	45,777
Sberbank of Russia PJSC, ADR	61,920	891,648
Severstal PJSC, GDR	5,886	92,745
Tatneft PJSC, ADR	5,875	407,725
TMK PJSC, GDR	7,122	25,373
VTB Bank PJSC, GDR	117,907	135,437
X5 Retail Group NV, GDR	4,509	132,751

South Africa 7.0%		17,784,556

Absa Group, Ltd.	49,026	568,779
Adcock Ingram Holdings, Ltd.	6,499	26,821

36 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Africa (continued)
Adcorp Holdings, Ltd. (A)	25,714	$42,414
Advtech, Ltd.	63,637	62,320
AECI, Ltd.	19,968	130,249
African Oxygen, Ltd.	33,050	49,203
African Phoenix Investments, Ltd. (A)	552,678	21,580
African Rainbow Minerals, Ltd.	12,480	140,950
Afrimat, Ltd.	22,636	47,946
Alexander Forbes Group Holdings, Ltd.	77,526	28,576
Allied Electronics Corp., Ltd., A Shares	40,524	68,502
Alviva Holdings, Ltd.	42,839	49,584
Anglo American Platinum, Ltd.	1,316	66,113
AngloGold Ashanti, Ltd.	16,287	216,850
AngloGold Ashanti, Ltd., ADR	32,648	433,892
ArcelorMittal South Africa, Ltd. (A)	90,618	15,950
Ascendis Health, Ltd. (A)	20,332	6,974
Aspen Pharmacare Holdings, Ltd.	15,603	104,948
Assore, Ltd.	3,466	90,488
Astral Foods, Ltd.	3,430	38,940
Aveng, Ltd. (A)	3,504,675	7,225
AVI, Ltd.	24,363	149,860
Barloworld, Ltd.	19,494	177,254
Bid Corp., Ltd.	17,833	372,414
Blue Label Telecoms, Ltd. (A)	73,110	19,014
Capitec Bank Holdings, Ltd.	1,471	133,230
Cashbuild, Ltd.	1,875	31,452
Caxton and CTP Publishers & Printers, Ltd.	140,855	80,240
City Lodge Hotels, Ltd.	7,227	54,249
Clicks Group, Ltd.	18,360	240,329
Clover Industries, Ltd.	22,791	31,259
Coronation Fund Managers, Ltd.	17,193	55,121
Curro Holdings, Ltd.	21,916	37,527
DataTec, Ltd. (A)	15,352	37,832
Dis-Chem Pharmacies, Ltd. (C)	12,218	21,205
Discovery, Ltd.	27,523	261,923
Distell Group Holdings, Ltd.	6,527	57,011
DRDGOLD, Ltd. (A)	91,110	16,838
enX Group, Ltd. (A)	8,796	7,340
EOH Holdings, Ltd. (A)	18,315	24,232
Exxaro Resources, Ltd.	21,180	246,848
Famous Brands, Ltd. (A)	9,260	52,783
FirstRand, Ltd.	195,871	899,320
Gold Fields, Ltd., ADR	82,777	369,185
Grand Parade Investments, Ltd. (A)	66,516	15,524
Grindrod, Ltd.	70,015	34,376
Harmony Gold Mining Company, Ltd., ADR (A)(B)	34,532	61,467
Hudaco Industries, Ltd.	7,519	66,084
Hulamin, Ltd.	82,764	19,428
Impala Platinum Holdings, Ltd. (A)	57,871	230,679
Imperial Logistics, Ltd.	16,702	68,807
Investec, Ltd.	14,490	85,440
Invicta Holdings, Ltd.	10,662	19,107
Italtile, Ltd.	38,046	37,537
JSE, Ltd.	2,500	24,980
KAP Industrial Holdings, Ltd.	207,408	98,871

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 37

	Shares	Value
South Africa (continued)
Kumba Iron Ore, Ltd.	3,105	$94,279
Lewis Group, Ltd.	24,944	64,258
Liberty Holdings, Ltd.	17,013	127,393
Life Healthcare Group Holdings, Ltd.	132,612	210,574
Long4Life, Ltd. (A)	66,103	22,624
Massmart Holdings, Ltd.	16,996	78,633
Merafe Resources, Ltd.	677,781	57,269
Metair Investments, Ltd.	28,779	46,626
MiX Telematics, Ltd., ADR	2,273	36,323
MMI Holdings, Ltd.	120,832	155,800
Motus Holdings, Ltd.	1,909	11,316
Mpact, Ltd.	45,051	72,449
Mr. Price Group, Ltd.	12,178	164,814
MTN Group, Ltd.	203,196	1,438,481
MultiChoice Group, Ltd. (A)	7,416	62,157
Murray & Roberts Holdings, Ltd.	132,715	129,727
Nampak, Ltd. (A)	129,758	94,414
Naspers, Ltd., N Shares	7,416	1,671,949
Nedbank Group, Ltd.	19,736	355,207
Netcare, Ltd.	123,309	157,579
Northam Platinum, Ltd. (A)	21,500	83,206
Novus Holdings, Ltd.	5,844	1,794
Oceana Group, Ltd.	12,430	61,743
Omnia Holdings, Ltd.	10,370	31,371
Peregrine Holdings, Ltd.	45,166	54,376
Pick n Pay Stores, Ltd.	35,676	174,111
Pioneer Foods Group, Ltd.	16,111	79,790
PPC, Ltd. (A)	133,079	43,698
PSG Group, Ltd.	7,268	121,238
Raubex Group, Ltd.	23,582	31,810
RCL Foods, Ltd.	10,269	10,020
Reunert, Ltd.	24,333	114,801
Rhodes Food Group Pty, Ltd.	37,172	43,079
Royal Bafokeng Platinum, Ltd. (A)	21,494	42,380
Sanlam, Ltd.	127,654	667,292
Santam, Ltd.	6,063	126,132
Sappi, Ltd.	76,696	289,989
Sasol, Ltd.	20,349	510,507
Shoprite Holdings, Ltd.	24,189	285,780
Sibanye Gold, Ltd., ADR (A)(B)	51,156	197,974
Spur Corp., Ltd.	15,386	23,413
Stadio Holdings, Ltd. (A)	51,931	11,612
Standard Bank Group, Ltd.	65,873	899,217
Steinhoff International Holdings NV (A)	277,666	25,523
Sun International, Ltd. (A)	18,286	67,902
Super Group, Ltd. (A)	32,550	77,438
Telkom SA SOC, Ltd.	31,617	199,840
The Bidvest Group, Ltd.	34,476	489,533
The Foschini Group, Ltd.	12,177	147,100
The SPAR Group, Ltd.	18,567	243,812
Tiger Brands, Ltd.	11,117	167,960
Tongaat Hulett, Ltd.	16,506	18,872
Transaction Capital, Ltd.	49,833	68,372
Trencor, Ltd.	42,561	71,061

38 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Africa (continued)
Truworths International, Ltd.	33,526	$165,241
Tsogo Sun Holdings, Ltd.	46,649	68,657
Vodacom Group, Ltd.	50,059	408,511
Wilson Bayly Holmes-Ovcon, Ltd.	6,887	51,873
Woolworths Holdings, Ltd.	63,220	198,586

South Korea 15.5%		39,545,316

3S Korea Company, Ltd. (A)	3,893	8,823
ABco Electronics Company, Ltd.	955	3,755
Able C&C Company, Ltd. (A)	359	3,317
Ace Technologies Corp. (A)(B)	2,228	20,783
Advanced Cosmeceutical Technology Company, Ltd. (A)(D)	724	2,724
Advanced Nano Products Company, Ltd.	473	7,219
Aekyung Petrochemical Company, Ltd.	1,138	7,441
AfreecaTV Company, Ltd.	660	36,104
Agabang&Company (A)	3,039	7,962
Ahnlab, Inc.	288	15,202
AJ Networks Company, Ltd.	3,192	15,030
AJ Rent A Car Company, Ltd. (A)	1,302	11,067
Ajin Industrial Company, Ltd. (A)	2,965	6,081
AK Holdings, Inc.	593	23,562
ALUKO Company, Ltd.	7,363	17,435
Aminologics Company, Ltd. (A)	4,205	6,653
Amorepacific Corp.	521	78,400
AMOREPACIFIC Group	487	26,495
Amotech Company, Ltd. (A)	751	12,701
Ananti, Inc. (A)	690	8,489
Aprogen KIC, Inc. (A)	1,612	4,317
APS Holdings Corp. (A)	1,899	6,220
Asia Cement Company, Ltd.	198	15,020
ASIA Holdings Company, Ltd.	194	18,589
Asia Paper Manufacturing Company, Ltd.	752	22,832
Asiana Airlines, Inc. (A)	16,050	80,805
Atec Company, Ltd.	491	3,659
Atinum Investment Company, Ltd.	3,880	6,798
Aurora World Corp.	555	5,626
Austem Company, Ltd.	1,208	2,915
Autech Corp.	1,781	18,113
Avaco Company, Ltd.	3,479	18,221
Baiksan Company, Ltd.	1,511	12,914
Bcworld Pharm Company, Ltd.	677	10,683
BGF Company, Ltd.	2,408	14,386
BGF retail Company, Ltd.	223	34,948
BH Company, Ltd. (A)	1,811	26,660
Binex Company, Ltd. (A)	1,385	12,238
Binggrae Company, Ltd.	278	16,937
BioSmart Company, Ltd. (A)	1,334	4,725
Biotoxtech Company, Ltd. (A)	1,643	9,533
Biovill Company, Ltd. (A)(D)	4,344	5,964
BIT Computer Company, Ltd. (A)	489	1,861
BNK Financial Group, Inc.	10,877	63,040
Boditech Med, Inc.	681	6,069
Bohae Brewery Company, Ltd. (A)	5,800	6,214
Bolak Company, Ltd.	5,496	10,934

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 39

	Shares	Value
South Korea (continued)
Bookook Securities Company, Ltd.	968	$16,484
Boryung Medience Company, Ltd. (A)	476	3,380
Boryung Pharmaceutical Company, Ltd.	635	6,226
Bosung Power Technology Company, Ltd. (A)	1,899	3,421
Bubang Company, Ltd. (A)	4,189	8,403
Bukwang Pharmaceutical Company, Ltd.	1,463	22,671
Busan City Gas Company, Ltd.	509	15,796
BYON Company, Ltd. (A)	4,585	5,208
Byucksan Corp.	3,406	6,594
CammSys Corp. (A)	9,399	17,619
Capro Corp.	3,485	11,825
Caregen Company, Ltd. (D)	219	14,068
Castec Korea Company, Ltd.	2,649	7,567
Cell Biotech Company, Ltd.	375	6,551
Celltrion Pharm, Inc. (A)	417	17,870
Celltrion, Inc. (A)(B)	6,809	1,085,772
Charm Engineering Company, Ltd. (A)	3,468	3,963
Cheil Worldwide, Inc.	2,237	49,593
Chemtronics Company, Ltd. (A)	1,041	8,284
Cheryong Electric Company, Ltd.	496	2,556
ChinHung International, Inc. (A)	1,998	3,681
Choa Pharmaceutical Company (A)	887	3,204
Chong Kun Dang Pharmaceutical Corp.	277	21,371
Chongkundang Holdings Corp.	428	41,828
Choong Ang Vaccine Laboratory	726	13,080
Chorokbaem Media Company, Ltd. (A)	6,781	7,870
Chosun Refractories Company, Ltd.	239	18,651
Chungdahm Learning, Inc.	580	9,872
CJ CGV Company, Ltd.	706	20,972
CJ CheilJedang Corp.	407	95,851
CJ Corp.	1,166	99,189
CJ ENM Company, Ltd.	464	74,643
CJ Freshway Corp.	785	18,266
CJ Hello Company, Ltd.	2,843	17,395
CJ Logistics Corp. (A)	239	32,017
Clean & Science Company, Ltd.	436	7,696
CMG Pharmaceutical Company, Ltd. (A)	3,168	9,959
Com2uS Corp.	261	21,383
Commax Company, Ltd.	2,799	9,229
Coreana Cosmetics Company, Ltd. (A)	3,383	11,369
Cosmax BTI, Inc.	455	6,866
COSMAX NBT, Inc.	1,250	12,532
Cosmax, Inc.	175	16,461
Cosmecca Korea Company, Ltd.	261	4,596
CosmoAM&T Company, Ltd. (A)	970	10,448
Cosmochemical Company, Ltd. (A)	635	5,855
COSON Company, Ltd. (A)	581	3,883
COWELL FASHION Company, Ltd.	3,245	19,300
Crown Confectionery Company, Ltd.	461	3,749
CROWNHAITAI Holdings Company, Ltd.	594	5,174
CS Wind Corp.	207	6,095
CTC BIO, Inc. (A)	644	4,076
CTGen Company, Ltd. (A)	1,085	2,207
Cuckoo Holdings Company, Ltd.	129	14,214

40 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Cuckoo Homesys Company, Ltd.	180	$7,400
CUROCOM Company, Ltd. (A)	8,580	8,016
D.I. Corp.	3,718	11,912
DA Technology Company, Ltd. (A)	1,767	5,139
Dae Dong Industrial Company, Ltd.	2,651	12,582
Dae Han Flour Mills Company, Ltd.	212	37,569
Dae Hwa Pharmaceutical Company, Ltd.	763	10,490
Dae Won Kang Up Company, Ltd.	3,502	12,213
Dae Young Packaging Company, Ltd. (A)	4,196	4,513
Daea TI Company, Ltd.	1,930	8,988
Daeduck Electronics Company	3,713	35,974
Daegu Department Store	1,516	8,494
Daehan New Pharm Company, Ltd. (A)	1,118	11,126
Daehan Steel Company, Ltd.	1,190	7,738
Dae-Il Corp.	1,624	7,009
Daejoo Electronic Materials Company, Ltd. (A)	405	4,885
Daekyo Company, Ltd.	3,192	16,126
Daelim Industrial Company, Ltd.	1,867	162,345
Daesang Corp.	1,153	24,178
Daesang Holdings Company, Ltd.	1,433	8,909
Daesung Industrial Company, Ltd. (A)	2,875	11,347
Daewon Cable Company, Ltd. (A)	2,197	2,310
Daewon Pharmaceutical Company, Ltd.	2,321	31,114
Daewon San Up Company, Ltd.	1,661	9,268
Daewoo Engineering & Construction Company, Ltd. (A)	5,867	23,658
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	9,824	245,848
Daewoong Company, Ltd.	1,309	19,823
Daewoong Pharmaceutical Company, Ltd.	135	17,352
Daihan Pharmaceutical Company, Ltd.	428	12,185
Daishin Securities Company, Ltd.	1,799	20,060
Daiyang Metal Company, Ltd. (A)	2,077	14,035
Danal Company, Ltd. (A)	5,856	15,660
Danawa Company, Ltd.	1,186	26,279
Daou Data Corp.	1,820	14,025
Daou Technology, Inc.	1,699	29,280
Dasan Networks, Inc. (A)	946	8,405
Dawonsys Company, Ltd.	926	10,865
Dayou Automotive Seat Technology Company, Ltd. (A)	9,729	8,953
DB Financial Investment Company, Ltd.	3,443	13,940
DB HiTek Company, Ltd.	2,592	31,694
DB Insurance Company, Ltd.	5,286	273,304
DB, Inc. (A)	6,345	4,957
Deutsch Motors, Inc. (A)	2,601	21,822
Development Advance Solution Company, Ltd.	872	4,750
DGB Financial Group, Inc.	6,891	46,741
DHP Korea Company, Ltd.	549	4,309
DI Dong Il Corp.	512	39,622
Digital Power Communications Company, Ltd.	2,581	12,089
DIO Corp. (A)	618	18,835
Diostech Company, Ltd. (A)	2,891	1,727
DMS Company, Ltd.	2,801	11,834
DNF Company, Ltd.	1,757	10,326
Dong A Eltek Company, Ltd.	876	6,349
Dong Ah Tire & Rubber Company, Ltd.	1,936	21,513

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 41

	Shares	Value
South Korea (continued)
Dong-A Socio Holdings Company, Ltd.	257	$20,909
Dong-A ST Company, Ltd.	230	19,001
Dong-Ah Geological Engineering Company, Ltd.	855	14,845
Dongbang Transport Logistics Company, Ltd.	5,492	8,271
Dongjin Semichem Company, Ltd.	1,855	18,188
DongKook Pharmaceutical Company, Ltd.	356	17,444
Dongkuk Steel Mill Company, Ltd. (A)	3,593	19,140
Dongkuk Structures & Construction Company, Ltd.	4,042	8,021
Dongsuh Companies, Inc.	1,160	18,423
DONGSUNG Corp.	2,428	11,675
Dongsung Finetec Company, Ltd. (A)	639	4,932
Dongwha Pharmaceutical Company, Ltd.	1,513	11,684
Dongwon Development Company, Ltd.	8,327	32,609
Dongwon F&B Company, Ltd.	69	15,517
Dongwon Industries Company, Ltd.	102	21,577
Dongwon Systems Corp.	324	10,010
Dongyang E&P, Inc.	751	6,460
Dongyang Steel Pipe Company, Ltd. (A)	22,627	22,187
Doosan Bobcat, Inc.	1,712	48,444
Doosan Corp.	240	18,887
Doosan Heavy Industries & Construction Company, Ltd. (A)	10,131	53,142
Doosan Infracore Company, Ltd. (A)	8,556	47,040
DoubleUGames Company, Ltd.	350	19,809
Douzone Bizon Company, Ltd.	1,172	64,435
DRB Holding Company, Ltd.	7,357	36,606
DTR Automotive Corp.	990	28,392
Duk San Neolux Company, Ltd. (A)	786	9,477
DY Corp.	2,484	11,366
DY POWER Corp.	1,051	11,363
e Tec E&C, Ltd.	168	14,797
E1 Corp.	642	31,182
Eagon Holdings Company, Ltd.	10,839	28,085
Easy Bio, Inc.	4,817	26,036
Ecopro Company, Ltd. (A)	781	16,618
Ehwa Technologies Information Company, Ltd. (A)	41,722	7,930
e-LITECOM Company, Ltd.	736	3,402
E-MART, Inc.	938	113,366
EM-Tech Company, Ltd.	1,048	12,659
EMW Company, Ltd. (A)(D)	8,120	16,112
Enex Company, Ltd.	5,367	5,918
ENF Technology Company, Ltd.	1,124	20,238
Eo Technics Company, Ltd.	333	16,218
Estechpharma Company, Ltd.	422	2,792
E-TRON Company, Ltd. (A)	32,140	4,334
Eugene Corp.	3,338	15,786
Eugene Investment & Securities Company, Ltd.	7,899	16,550
Eugene Technology Company, Ltd.	1,539	14,688
EVERDIGM Corp.	1,528	7,177
F&F Company, Ltd.	346	23,004
Farmsco	2,027	12,030
FarmStory Company, Ltd. (A)	4,847	5,156
Feelingk Company, Ltd. (A)	4,835	6,699
Feelux Company, Ltd. (A)	1,369	7,291
Fila Korea, Ltd.	1,790	117,203

42 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Fine Semitech Corp.	1,874	$11,099
FN Republic Company, Ltd. (A)	4,757	5,278
Foosung Company, Ltd. (A)	2,863	17,260
Fursys, Inc.	719	19,410
Gabia, Inc.	1,060	7,255
Gamevil, Inc. (A)	325	11,686
Gaon Cable Company, Ltd.	244	3,800
Genic Company, Ltd. (A)	831	5,630
Geumhwa PSC Company, Ltd.	327	9,115
GNCO Company, Ltd. (A)	3,240	3,547
GOLFZON Company, Ltd.	304	15,022
Golfzon Newdin Holdings Company, Ltd.	4,172	11,231
Good People Company, Ltd. (A)	2,008	6,536
Grand Korea Leisure Company, Ltd.	870	14,682
Green Cross Cell Corp.	117	4,410
Green Cross Corp.	186	19,502
Green Cross Holdings Corp.	976	17,536
GS Engineering & Construction Corp.	4,553	153,187
GS Global Corp.	4,428	9,727
GS Holdings Corp.	7,140	300,177
GS Home Shopping, Inc.	189	26,305
GS Retail Company, Ltd.	909	25,932
G-SMATT GLOBAL Company, Ltd. (A)	3,490	2,918
Hae In Corp.	703	3,213
HAESUNG DS Company, Ltd.	1,272	16,313
Haimarrow Food Service Company, Ltd.	7,718	15,832
Haitai Confectionery & Foods Company, Ltd.	671	5,176
Halla Corp. (A)	3,798	11,297
Halla Holdings Corp.	659	22,146
Han Kuk Carbon Company, Ltd.	2,412	16,015
Hana Financial Group, Inc.	16,291	496,236
Hana Micron, Inc.	6,505	22,239
Hana Tour Service, Inc.	594	29,354
Hanall Biopharma Company, Ltd. (A)	1,203	27,718
Hancom MDS, Inc.	492	5,446
Hancom, Inc.	1,410	14,541
Handok, Inc.	440	9,692
Handsome Company, Ltd.	592	20,395
Hanil Cement Company, Ltd.	130	14,464
Hanil Holdings Company, Ltd.	261	11,256
Hanil Hyundai Cement Company, Ltd.	101	2,643
Hanjin Heavy Industries & Construction Company, Ltd. (A)	5,910	35,796
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (A)	689	2,046
Hanjin Kal Corp.	1,107	39,681
Hanjin Transportation Company, Ltd.	479	18,696
Hankook Cosmetics Company, Ltd. (A)	1,011	8,485
Hankook Cosmetics Manufacturing Company, Ltd.	204	4,976
Hankook Shell Oil Company, Ltd.	74	19,798
Hankook Tire & Technology Company, Ltd.	4,704	138,281
Hanmi Pharm Company, Ltd.	96	32,922
Hanmi Science Company, Ltd.	356	20,575
Hanmi Semiconductor Company, Ltd.	3,101	18,356
HanmiGlobal Company, Ltd.	473	4,024
Hanon Systems	7,452	72,504

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 43

	Shares	Value
South Korea (continued)
Hans Biomed Corp.	412	$8,897
Hansae Company, Ltd.	698	13,087
Hansae MK Company, Ltd.	1,588	7,872
Hansae Yes24 Holdings Company, Ltd.	769	5,399
Hanshin Construction Company, Ltd.	985	14,446
Hansol Chemical Company, Ltd.	836	57,971
Hansol Holdings Company, Ltd. (A)	6,093	23,025
Hansol HomeDeco Company, Ltd.	12,437	13,725
Hansol Paper Company, Ltd.	1,635	18,940
Hansol Technics Company, Ltd. (A)	3,098	17,185
Hanssem Company, Ltd.	268	18,276
Hanwha Aerospace Company, Ltd. (A)	1,538	38,583
Hanwha Chemical Corp.	5,626	97,346
Hanwha Corp.	2,433	52,100
Hanwha Galleria Timeworld Company, Ltd.	193	3,782
Hanwha General Insurance Company, Ltd.	6,667	22,827
Hanwha Investment & Securities Company, Ltd. (A)	11,414	21,098
Hanwha Life Insurance Company, Ltd.	25,921	69,830
Hanyang Eng Company, Ltd.	1,161	12,454
Hanyang Securities Company, Ltd.	1,471	9,066
Harim Company, Ltd. (A)	4,762	13,343
Harim Holdings Company, Ltd.	2,199	21,184
HB Technology Company, Ltd.	4,557	12,798
HDC Holdings Company, Ltd.	2,820	35,710
HDC Hyundai Engineering Plastics Company, Ltd.	1,780	8,021
HDC I-Controls Company, Ltd.	262	2,159
Heung-A Shipping Company, Ltd. (A)	66,228	17,503
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	8,032	30,633
Hite Jinro Company, Ltd.	2,643	44,270
Hitejinro Holdings Company, Ltd.	5	37
HJ Magnolia Yongpyong Hotel & Resort Corp.	1,056	5,664
HLB, Inc. (A)	361	21,279
Home Center Holdings Company, Ltd. (A)	5,835	6,327
Homecast Company, Ltd. (A)	1,134	4,626
Hotel Shilla Company, Ltd.	1,360	108,068
HS Industries Company, Ltd.	3,265	26,978
HS R&A Company, Ltd.	5,930	10,621
HSD Engine Company, Ltd. (A)	1,919	6,069
Huchems Fine Chemical Corp.	1,256	21,765
Hugel, Inc. (A)	57	19,139
Humax Company, Ltd. (A)	1,565	7,335
Humedix Company, Ltd.	475	10,518
Huneed Technologies (A)	2,215	15,811
Huons Company, Ltd.	2,703	126,274
Huons Global Company, Ltd.	1,773	54,003
Huvis Corp.	1,370	7,994
Huvitz Company, Ltd.	672	6,169
Hwa Shin Company, Ltd.	1,306	3,075
Hwajin Company, Ltd. (A)(D)	8,174	21,003
Hwangkum Steel & Technology Company, Ltd.	785	5,196
HwaSung Industrial Company, Ltd.	2,572	28,713
Hy-Lok Corp.	1,026	13,743
Hyosung Advanced Materials Corp. (A)	243	22,398
Hyosung Chemical Corp.	174	21,539

44 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Hyosung Corp.	456	$28,550
Hyosung Heavy Industries Corp. (A)	591	16,545
Hyosung TNC Company, Ltd.	189	22,252
Hyulim ROBOT Company, Ltd. (A)	10,248	8,762
Hyundai Bioscience Company, Ltd. (A)	1,208	17,661
Hyundai BNG Steel Company, Ltd.	1,563	11,518
Hyundai Construction Equipment Company, Ltd.	601	20,467
Hyundai Corp.	702	12,589
Hyundai Corp. Holdings, Inc.	587	6,949
Hyundai Department Store Company, Ltd.	706	50,139
Hyundai Electric & Energy System Company, Ltd. (A)	677	10,392
Hyundai Elevator Company, Ltd. (A)	330	22,210
Hyundai Engineering & Construction Company, Ltd.	1,753	75,684
Hyundai Glovis Company, Ltd.	507	69,148
Hyundai Greenfood Company, Ltd.	2,224	22,704
Hyundai Heavy Industries Company, Ltd. (A)	1,043	102,798
Hyundai Heavy Industries Holdings Company, Ltd.	407	107,987
Hyundai Home Shopping Network Corp.	441	33,846
Hyundai Hy Communications & Network Company, Ltd.	6,784	22,605
Hyundai Livart Furniture Company, Ltd.	1,313	20,051
Hyundai Marine & Fire Insurance Company, Ltd.	4,488	115,966
Hyundai Merchant Marine Company, Ltd. (A)	4,424	12,138
Hyundai Mipo Dockyard Company, Ltd.	934	37,640
Hyundai Mobis Company, Ltd.	1,948	355,120
Hyundai Motor Company	3,923	442,874
Hyundai Motor Securities Company, Ltd.	3,351	27,000
Hyundai Pharmaceutical Company, Ltd.	1,136	4,328
Hyundai Rotem Company, Ltd. (A)	712	11,477
Hyundai Steel Company	3,050	104,380
Hyundai Telecommunication Company, Ltd.	353	2,829
Hyundai Wia Corp.	1,183	38,933
HyVision System, Inc.	1,515	10,455
ICD Company, Ltd.	1,712	13,122
IHQ, Inc.	4,680	7,456
Il Dong Pharmaceutical Company, Ltd.	2,264	36,959
IlDong Holdings Company, Ltd.	758	8,045
Iljin Diamond Company, Ltd.	298	7,159
Iljin Electric Company, Ltd. (A)	3,454	8,851
Iljin Holdings Company, Ltd.	2,767	7,423
Iljin Materials Company, Ltd. (A)	546	15,888
Ilshin Spinning Company, Ltd.	316	24,361
Ilsung Pharmaceuticals Company, Ltd.	147	10,918
Ilyang Pharmaceutical Company, Ltd. (A)	639	13,557
iMarketKorea, Inc.	1,567	13,668
InBody Company, Ltd.	1,161	25,055
Industrial Bank of Korea	10,089	117,289
Infinitt Healthcare Company, Ltd. (A)	1,374	7,080
Innocean Worldwide, Inc.	383	22,356
Innox Advanced Materials Company, Ltd. (A)	1,902	78,733
Inscobee, Inc. (A)	4,497	12,399
Insun ENT Company, Ltd. (A)	1,874	13,379
Interojo Company, Ltd. (B)	2,929	68,638
Interpark Corp.	1,705	7,841
Interpark Holdings Corp.	7,419	14,465

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 45

	Shares	Value
South Korea (continued)
INTOPS Company, Ltd.	1,885	$25,447
Iones Company, Ltd. (A)	1,720	8,912
IS Dongseo Company, Ltd.	1,458	43,125
ISC Company, Ltd.	3,332	21,597
i-SENS, Inc.	526	10,715
ISU Chemical Company, Ltd.	968	7,781
IsuPetasys Company, Ltd.	1,131	4,226
It’s Hanbul Company, Ltd.	350	7,070
J.ESTINA Company, Ltd.	443	1,914
Jahwa Electronics Company, Ltd.	827	8,413
JASTECH, Ltd.	1,165	10,303
Jayjun Cosmetic Company, Ltd. (A)	1,190	6,357
JB Financial Group Company, Ltd.	11,063	51,779
Jcontentree Corp. (A)	2,069	8,432
Jeil Savings Bank (A)(D)	1,850	0
Jeju Air Company, Ltd.	631	18,006
Jeju Semiconductor Corp. (A)	2,145	6,717
Jinsung T.E.C.	2,276	15,839
JS Corp.	384	5,384
Jusung Engineering Company, Ltd.	2,598	13,460
JVM Company, Ltd.	284	9,776
JW Holdings Corp.	2,340	11,929
JW Life Science Corp.	981	21,272
JW Pharmaceutical Corp.	580	15,278
JYP Entertainment Corp.	1,091	23,279
Kakao Corp.	741	77,389
Kanglim Company, Ltd. (A)	1,810	3,854
Kangnam Jevisco Company, Ltd.	439	9,286
Kangwon Land, Inc.	1,985	51,724
KAON Media Company, Ltd.	1,395	14,155
KB Financial Group, Inc.	17,010	625,753
KC Company, Ltd.	858	9,647
KC Cottrell Company, Ltd.	1,034	5,970
KC Tech Company, Ltd.	460	4,891
KCC Corp.	231	50,024
KCC Engineering & Construction Company, Ltd.	812	4,812
KEC Corp. (A)	10,322	9,757
KEPCO Engineering & Construction Company, Inc.	427	7,684
KEPCO Plant Service & Engineering Company, Ltd.	609	16,131
KEYEAST Company, Ltd. (A)	5,530	14,955
KG Chemical Corp.	894	9,144
KG Eco Technology Service Company, Ltd.	4,138	12,048
Kginicis Company, Ltd.	1,735	18,896
KGMobilians Company, Ltd.	1,431	7,629
KH Vatec Company, Ltd. (A)	1,223	8,785
Kia Motors Corp.	7,524	248,544
KINX, Inc.	402	13,134
KISCO Corp.	2,054	10,789
KISCO Holdings Company, Ltd.	2,679	31,054
KISWIRE, Ltd.	1,181	22,550
Kiwi Media Group Company, Ltd. (A)	28,944	3,736
KIWOOM Securities Company, Ltd.	528	34,849
KleanNara Company, Ltd. (A)	2,229	4,495
KM Corp.	1,216	7,651

46 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
KMH Company, Ltd.	2,358	$13,230
Kocom Company, Ltd.	1,885	12,626
Kodaco Company, Ltd. (A)(D)	7,499	13,822
Koentec Company, Ltd.	2,009	18,545
Koh Young Technology, Inc.	486	36,979
Kolmar BNH Company, Ltd.	1,146	23,015
Kolmar Korea Company, Ltd.	262	13,923
Kolmar Korea Holdings Company, Ltd.	571	14,681
Kolon Corp.	705	10,486
Kolon Industries, Inc.	907	30,965
Kolon Life Science, Inc. (A)	336	6,152
Kolon Plastic, Inc.	895	3,787
KoMiCo, Ltd.	583	13,668
KONA I Company, Ltd. (A)	1,166	15,717
Korea Aerospace Industries, Ltd.	1,205	33,519
Korea Asset In Trust Company, Ltd.	18,731	62,458
Korea Autoglass Corp.	1,054	17,928
Korea Cast Iron Pipe Industries Company, Ltd.	688	5,764
Korea Circuit Company, Ltd. (A)	1,133	4,987
Korea District Heating Corp. (A)	685	29,777
Korea Electric Power Corp. (A)	6,879	150,324
Korea Electric Terminal Company, Ltd.	438	23,729
Korea Gas Corp.	1,048	36,269
Korea Information Certificate Authority, Inc.	1,030	3,120
Korea Investment Holdings Company, Ltd.	2,175	132,127
Korea Line Corp. (A)	1,420	28,647
Korea Materials & Analysis Corp. (A)	218	2,216
Korea Petrochemical Industrial Company, Ltd.	246	27,762
Korea Real Estate Investment & Trust Company, Ltd.	13,600	26,498
Korea United Pharm, Inc.	596	11,819
Korea Zinc Company, Ltd.	215	78,871
Korean Air Lines Company, Ltd.	3,332	88,331
Korean Reinsurance Company	8,242	58,043
Kortek Corp.	1,000	12,035
KPM Tech Company, Ltd. (A)	4,649	3,923
KPX Chemical Company, Ltd.	431	19,989
KSS LINE, Ltd.	3,146	17,377
KT Corp.	1,250	29,387
KT Skylife Company, Ltd.	2,656	23,069
KT&G Corp.	2,595	220,035
KTB Investment & Securities Company, Ltd. (A)	5,111	12,219
KTCS Corp.	7,253	13,689
Ktis Corp.	6,187	12,249
Kukdo Chemical Company, Ltd.	223	8,458
Kukdong Oil & Chemicals Company, Ltd.	2,025	5,758
Kukje Pharma Company, Ltd.	3,250	12,115
Kumho Industrial Company, Ltd.	1,164	13,446
Kumho Petrochemical Company, Ltd.	931	74,875
Kumho Tire Company, Inc. (A)	6,125	19,683
Kumkang Kind Company, Ltd.	2,795	10,063
Kwang Dong Pharmaceutical Company, Ltd.	3,634	20,917
Kwang Myung Electric Company, Ltd. (A)	4,102	8,217
Kyeryong Construction Industrial Company, Ltd.	847	19,237
Kyobo Securities Company, Ltd.	2,275	20,327

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 47

	Shares	Value
South Korea (continued)
Kyongbo Pharmaceutical Company, Ltd.	1,682	$13,890
Kyung Dong Navien Company, Ltd.	334	12,598
Kyung Nam Pharm Company, Ltd. (A)(D)	2,808	40,556
Kyungbang Company, Ltd.	2,311	20,395
KyungDong City Gas Company, Ltd.	540	13,690
KyungDong Invest Company, Ltd.	30	957
Kyung-In Synthetic Corp.	2,070	11,315
L&F Company, Ltd.	652	14,211
LB Semicon, Inc. (A)	3,114	26,283
Leaders Cosmetics Company, Ltd. (A)	484	4,029
Lee Ku Industrial Company, Ltd. (A)	2,782	5,079
LEENO Industrial, Inc.	515	25,469
LF Corp.	1,828	33,256
LG Chem, Ltd.	1,651	461,691
LG Corp.	2,929	180,155
LG Display Company, Ltd. (A)	5,753	82,368
LG Display Company, Ltd., ADR (A)(B)	92,179	653,549
LG Electronics, Inc.	7,079	466,526
LG Hausys, Ltd.	473	21,984
LG Household & Health Care, Ltd.	273	293,504
LG Innotek Company, Ltd.	920	72,910
LG International Corp.	2,319	30,630
LG Uplus Corp.	6,136	71,940
LIG Nex1 Company, Ltd.	395	11,095
Lion Chemtech Company, Ltd.	1,315	9,125
Liveplex Company, Ltd. (A)	5,828	4,447
Lock&Lock Company, Ltd.	920	11,768
LOT Vacuum Company, Ltd.	1,595	10,610
Lotte Chemical Corp.	1,213	262,381
Lotte Chilsung Beverage Company, Ltd.	450	64,651
Lotte Confectionery Company, Ltd.	114	15,323
Lotte Corp.	433	15,321
LOTTE Fine Chemical Company, Ltd.	798	33,624
Lotte Food Company, Ltd.	33	14,830
LOTTE Himart Company, Ltd.	604	21,727
Lotte Non-Life Insurance Company, Ltd. (A)	7,292	14,528
Lotte Shopping Company, Ltd.	301	40,410
LS Corp.	896	34,506
LS Industrial Systems Company, Ltd.	483	19,627
Lumens Company, Ltd. (A)	5,686	10,266
Lutronic Corp. (A)	1,586	11,243
Macrogen, Inc. (A)	723	18,499
Maeil Dairies Company, Ltd.	256	19,271
Maeil Holdings Company, Ltd.	2,310	26,250
Magicmicro Company, Ltd. (A)	2,534	2,709
MAKUS, Inc.	3,139	11,872
Mando Corp.	1,703	40,759
Mcnex Company, Ltd.	1,165	20,667
ME2ON Company, Ltd. (A)	2,810	16,081
Medy-Tox, Inc.	1,435	539,863
Meerecompany, Inc.	1,172	47,207
MegaStudyEdu Company, Ltd.	785	24,093
Meritz Financial Group, Inc.	6,271	73,967
Meritz Fire & Marine Insurance Company, Ltd.	3,691	67,742

48 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Meritz Securities Company, Ltd.	14,894	$58,779
MiCo, Ltd.	2,851	15,363
Minwise Company, Ltd.	1,182	22,952
Mirae Asset Daewoo Company, Ltd.	18,361	114,745
Mirae Asset Life Insurance Company, Ltd.	6,888	26,831
Mirae Corp. (A)	104,717	13,010
Miwon Specialty Chemical Company, Ltd.	436	26,539
MK Electron Company, Ltd.	1,581	10,510
Mobase Company, Ltd.	3,720	17,310
Modetour Network, Inc.	724	12,477
Moorim P&P Company, Ltd.	2,438	10,314
Moorim Paper Company, Ltd.	5,443	14,240
Motonic Corp.	911	8,207
MP Hankang Company, Ltd. (A)	5,337	4,475
Muhak Company, Ltd.	2,239	19,895
Multicampus Corp.	422	16,555
MyungMoon Pharm Company, Ltd. (A)	862	3,638
Namhae Chemical Corp.	1,084	8,931
Namsun Aluminum Company, Ltd. (A)	3,957	12,977
Namyang Dairy Products Company, Ltd.	49	23,521
NanoenTek, Inc. (A)	2,187	8,552
Nasmedia Company, Ltd.	634	21,371
NAVER Corp.	3,967	371,106
NCSoft Corp.	491	196,634
NeoPharm Company, Ltd.	409	17,547
Neowiz (A)	1,353	15,315
NEPES Corp.	1,937	41,616
Netmarble Corp. (A)(C)	311	29,914
New Power Plasma Company, Ltd. (A)	220	3,377
Nexen Corp.	5,489	28,650
Nexen Tire Corp.	4,056	33,786
Next Entertainment World Company, Ltd. (A)	1,937	8,461
Next Science Company, Ltd. (A)	86	363
NextEye Company, Ltd.	6,041	11,638
NH Investment & Securities Company, Ltd.	6,739	76,249
NHN Corp. (A)	1,035	62,731
NHN KCP Corp.	6,773	75,510
NICE Holdings Company, Ltd.	1,125	20,214
Nice Information & Telecommunication, Inc.	1,696	29,042
NICE Information Service Company, Ltd.	1,825	22,191
NICE Total Cash Management Company, Ltd.	2,194	15,352
NK Company, Ltd. (A)	6,226	6,851
Nong Woo Bio Company, Ltd.	564	5,332
NongShim Company, Ltd.	117	23,736
Noroo Holdings Company, Ltd.	556	5,603
NOROO Paint & Coatings Company, Ltd.	430	2,701
NS Shopping Company, Ltd.	2,799	29,839
OCI Company, Ltd.	949	71,814
Opto Device Technology Company, Ltd.	373	1,595
OPTRON-TEC, Inc.	2,457	15,096
Orange Life Insurance, Ltd. (C)	2,062	62,905
Orientbio, Inc. (A)	17,976	8,036
Orion Corp.	804	58,047
Orion Holdings Corp.	1,265	17,467

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 49

	Shares	Value
South Korea (continued)
OSANGJAIEL Company, Ltd. (A)	1,410	$9,921
Osstem Implant Company, Ltd. (A)	379	22,742
Osung Advanced Materials Company, Ltd. (A)	7,214	10,998
Ottogi Corp.	87	51,972
Paik Kwang Industrial Company, Ltd.	3,130	7,443
Pan Ocean Company, Ltd. (A)	9,495	34,496
Pan-Pacific Company, Ltd.	5,799	13,676
Paradise Company, Ltd.	1,307	16,862
Partron Company, Ltd.	4,282	59,485
Paru Company, Ltd. (A)	2,608	5,656
Pearl Abyss Corp. (A)	209	34,645
People & Technology, Inc. (A)	2,862	11,928
PHARMA RESEARCH PRODUCTS Company, Ltd.	170	7,044
PNE Solution Company, Ltd.	529	5,247
Pobis TNC Company, Ltd. (A)	5,742	7,402
Poonglim Industrial Company, Ltd. (A)(D)	276	19
Poongsan Corp.	1,263	26,215
Poongsan Holdings Corp.	728	23,553
POSCO	3,316	660,533
POSCO Chemical Company, Ltd.	848	38,656
Posco ICT Company, Ltd.	4,009	18,093
Posco International Corp.	2,002	28,824
Posco M-Tech Company, Ltd.	2,114	10,402
Power Logics Company, Ltd. (A)	1,809	16,595
Protec Company, Ltd.	1,186	20,239
PS TEC Company, Ltd.	1,366	4,840
PSK Holdings, Inc.	466	3,240
PSK, Inc. (A)	1,236	15,464
Pulmuone Company, Ltd.	2,010	20,041
Pyeong Hwa Automotive Company, Ltd.	901	6,119
Rayence Company, Ltd.	1,256	14,821
Reyon Pharmaceutical Company, Ltd.	776	10,576
RFHIC Corp.	538	11,801
RFTech Company, Ltd. (A)	2,761	14,351
Robostar Company, Ltd.	507	9,503
S&T Corp. (A)	1,523	16,108
S&T Dynamics Company, Ltd.	7,663	44,645
S&T Holdings Company, Ltd.	1,428	15,157
S&T Motiv Company, Ltd.	643	22,463
S.Y. Company, Ltd. (A)	981	4,063
S-1 Corp.	1,084	87,561
Sajodongaone Company, Ltd. (A)	8,289	8,847
Sam Chun Dang Pharm Company, Ltd.	567	18,846
SAM KANG M&T Company, Ltd. (A)	1,722	6,721
Sam Young Electronics Company, Ltd.	1,158	11,265
Sam Yung Trading Company, Ltd.	3,507	47,141
Sambo Motors Company, Ltd.	1,609	8,198
Sambon Electronics Company, Ltd. (A)	1,293	3,345
Samchully Company, Ltd.	240	18,524
Samho Development Company, Ltd.	1,773	6,850
Samho International Company, Ltd.	32	574
SAMHWA Paints Industrial Company, Ltd.	5,759	26,068
Samick THK Company, Ltd.	1,534	14,159
Samji Electronics Company, Ltd.	2,044	20,468

50 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Samjin Pharmaceutical Company, Ltd.	502	$13,674
Samkee Automotive Company, Ltd.	2,037	4,766
Sammok S-Form Company, Ltd.	1,048	10,596
SAMPYO Cement Company, Ltd. (A)	5,654	16,244
Samsung Biologics Company, Ltd. (A)(C)	401	100,847
Samsung C&T Corp.	1,460	113,091
Samsung Card Company, Ltd.	1,362	42,119
Samsung Electro-Mechanics Company, Ltd.	2,425	192,868
Samsung Electronics Company, Ltd.	269,350	9,589,352
Samsung Engineering Company, Ltd. (A)	5,388	75,396
Samsung Fire & Marine Insurance Company, Ltd.	1,501	341,549
Samsung Heavy Industries Company, Ltd. (A)	9,916	65,368
Samsung Life Insurance Company, Ltd.	2,498	169,277
Samsung Pharmaceutical Company, Ltd. (A)	3,416	7,540
Samsung SDI Company, Ltd.	1,042	190,944
Samsung SDS Company, Ltd.	912	158,505
Samsung Securities Company, Ltd.	2,538	75,213
SAMT Company, Ltd.	5,773	8,835
Samwha Capacitor Company, Ltd.	526	23,182
Samwha Electric Company, Ltd.	273	3,755
Samyang Corp.	486	21,170
Samyang Foods Company, Ltd.	292	17,639
Samyang Holdings Corp.	435	26,441
Samyang Tongsang Company, Ltd.	232	12,542
Sang-A Frontec Company, Ltd.	430	5,621
Sangbo Corp. (A)	1,493	3,438
Sangsangin Company, Ltd. (A)	1,602	30,533
Sangsin Energy Display Precision Company, Ltd.	990	7,785
SaraminHR Company, Ltd.	1,326	25,636
SBS Media Holdings Company, Ltd. (A)	6,486	12,068
SBW (A)	16,919	14,361
S-Connect Company, Ltd. (A)	6,872	10,038
SD Biotechnologies Company, Ltd. (A)	1,103	6,921
Seah Besteel Corp.	1,593	22,928
SeAH Holdings Corp.	94	7,117
SeAH Steel Corp.	352	19,057
SeAH Steel Holdings Corp.	223	10,000
Sebang Company, Ltd.	2,983	33,665
Sebang Global Battery Company, Ltd.	496	17,363
Seegene, Inc. (A)	879	21,534
Sejong Industrial Company, Ltd.	995	5,084
Sejong Telecom, Inc. (A)	29,953	12,554
Sekonix Company, Ltd. (A)	3,353	18,218
Sempio Foods Company	227	5,621
Seobu T&D (A)	8,517	60,451
Seohan Company, Ltd.	9,774	12,885
Seohee Construction Company, Ltd.	18,520	18,954
Seojin System Company, Ltd.	696	14,506
Seoul Semiconductor Company, Ltd.	1,598	24,891
Seoulin Bioscience Company, Ltd.	1,309	10,059
SEOWONINTECH Company, Ltd.	540	2,286
Seoyon E-Hwa Company, Ltd.	1,965	9,883
Sewon Cellontech Company, Ltd. (A)	2,245	6,328
SEWOONMEDICAL Company, Ltd.	1,931	5,667

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 51

	Shares	Value
South Korea (continued)
SFA Engineering Corp.	833	$27,756
SFA Semicon Company, Ltd. (A)(B)	16,665	41,646
SFC Company, Ltd. (A)(D)	3,804	5,798
SG&G Corp. (A)	3,440	5,813
SGA Company, Ltd. (A)	9,151	7,722
SH Energy & Chemical Company, Ltd.	12,485	12,340
Shin Poong Pharmaceutical Company, Ltd. (A)	1,448	8,374
Shindaeyang Paper Company, Ltd.	237	15,602
Shinhan Financial Group Company, Ltd.	12,812	476,549
Shinhan Financial Group Company, Ltd., ADR	4,986	184,931
Shinil Industrial Company, Ltd.	4,362	8,806
Shinsegae Engineering & Construction Company, Ltd.	620	16,295
Shinsegae Food Company, Ltd.	212	16,493
Shinsegae Information & Communication Company, Ltd.	72	7,266
Shinsegae International, Inc.	109	24,393
Shinsegae, Inc.	301	75,252
Shinwon Construction Company, Ltd. (A)	147	491
Shinwon Corp. (A)	4,761	7,626
Shinyoung Securities Company, Ltd.	904	43,283
SHOWBOX Corp.	5,970	15,380
Silicon Works Company, Ltd.	652	23,440
SIMMTECH Company, Ltd.	1,480	7,184
Sindoh Company, Ltd.	703	27,285
SK Bioland Company, Ltd.	727	9,408
SK D&D Company, Ltd.	481	11,924
SK Discovery Company, Ltd.	1,163	23,749
SK Gas, Ltd.	1,914	127,585
SK Holdings Company, Ltd.	1,034	200,574
SK Hynix, Inc.	26,434	1,445,189
SK Innovation Company, Ltd.	3,098	429,529
SK Materials Company, Ltd.	267	34,117
SK Networks Company, Ltd.	6,697	27,158
SK Securities Company, Ltd.	33,889	19,179
SK Telecom Company, Ltd.	644	135,286
SKC Company, Ltd.	1,009	25,756
SKC Solmics Company, Ltd. (A)	3,773	10,128
SKCKOLONPI, Inc.	558	12,869
SL Corp.	916	17,176
SM Entertainment Company, Ltd. (A)	668	23,950
S-MAC Company, Ltd. (A)	13,579	11,329
SMCore, Inc.	1,300	10,689
SNU Precision Company, Ltd. (A)	3,512	7,297
S-Oil Corp.	1,569	110,012
Solco Biomedical Company, Ltd. (A)	37,159	7,919
Solid, Inc. (A)	4,202	23,650
Songwon Industrial Company, Ltd.	862	15,605
Soulbrain Company, Ltd.	719	27,567
SPC Samlip Company, Ltd.	232	18,856
Spigen Korea Company, Ltd.	296	18,458
Ssangyong Cement Industrial Company, Ltd.	4,522	22,921
Ssangyong Motor Company (A)	3,936	13,404
ST Pharm Company, Ltd.	358	5,339
Suheung Company, Ltd.	920	24,434
Sunchang Corp.	1,434	5,827

52 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
SundayToz Corp. (A)	201	$3,299
Sung Kwang Bend Company, Ltd.	2,199	19,648
Sungdo Engineering & Construction Company, Ltd.	1,070	4,770
Sungshin Cement Company, Ltd.	1,538	11,433
Sungwoo Hitech Company, Ltd.	6,093	20,065
Sunjin Company, Ltd.	1,060	10,968
Sunny Electronics Corp. (A)	1,058	2,867
Suprema HQ, Inc. (A)	1,185	7,610
Suprema, Inc. (A)	558	13,301
SurplusGlobal, Inc.	2,117	4,384
Synopex, Inc. (A)	6,863	15,997
Systems Technology, Inc.	787	9,533
Tae Kyung Industrial Company, Ltd.	2,630	13,471
Taekwang Industrial Company, Ltd.	45	49,971
Taeyoung Engineering & Construction Company, Ltd.	2,609	30,632
Taihan Electric Wire Company, Ltd. (A)	15,121	10,056
Taihan Fiberoptics Company, Ltd. (A)	3,088	11,332
Taihan Textile Company, Ltd.	990	17,062
Tailim Packaging Company, Ltd.	2,077	12,808
TechWing, Inc.	1,236	13,731
Telechips, Inc.	543	5,125
TES Company, Ltd.	1,540	20,763
Tesna Company, Ltd.	662	25,006
The LEADCORP, Inc.	5,571	25,012
The WillBes & Company (A)	6,971	7,021
Theragen Etex Company, Ltd. (A)	1,048	7,757
TK Chemical Corp. (A)	4,083	10,263
TK Corp.	1,609	13,406
Tokai Carbon Korea Company, Ltd.	315	15,335
Tong Yang Moolsan Company, Ltd.	6,332	9,095
Tongyang Life Insurance Company, Ltd.	7,524	25,130
Tongyang pile, Inc. (A)	893	3,956
Tongyang, Inc.	13,328	19,101
Tonymoly Company, Ltd.	241	1,977
Top Engineering Company, Ltd.	1,152	9,255
Toptec Company, Ltd.	1,541	11,427
Tovis Company, Ltd.	2,914	15,950
T’way Holdings, Inc. (A)	4,157	6,977
UBCare Company, Ltd.	1,939	8,963
Ubiquoss Holdings, Inc.	528	15,380
Ubiquoss, Inc.	506	17,816
Ugint Company, Ltd. (A)	19,279	9,060
UIL Company, Ltd.	596	2,536
Unick Corp. (A)	1,531	9,489
Unid Company, Ltd.	821	34,068
Union Semiconductor Equipment & Materials Company, Ltd.	2,789	10,378
Uniquest Corp.	2,357	12,901
Unison Company, Ltd. (A)	9,215	9,121
UniTest, Inc.	2,037	21,137
Value Added Technology Company, Ltd.	533	11,227
Viatron Technologies, Inc.	2,376	20,132
Vieworks Company, Ltd.	627	16,616
Vitzro Tech Company, Ltd.	831	3,965
Vitzrocell Company, Ltd. (A)	1,287	11,909

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 53

	Shares	Value
South Korea (continued)
Webzen, Inc. (A)	1,268	$16,869
Wemade Company, Ltd.	670	19,363
Whanin Pharmaceutical Company, Ltd.	637	9,746
Winix, Inc.	1,168	21,767
Wins Company, Ltd.	954	12,883
WiSoL Company, Ltd.	1,676	24,778
WIZIT Company, Ltd. (A)	3,288	2,878
Won Ik Corp. (A)	1,072	3,609
WONIK CUBE Corp. (A)	1,133	2,094
Wonik Holdings Company, Ltd. (A)	3,450	10,684
WONIK IPS Company, Ltd.	4,214	78,027
Wonik Materials Company, Ltd.	871	15,779
Wonik QnC Corp. (A)	1,066	10,096
Woongjin Company, Ltd. (A)	7,815	13,688
Woongjin Coway Company, Ltd.	1,621	108,779
Woongjin Energy Company, Ltd. (A)(D)	2,513	1,639
Woongjin Thinkbig Company, Ltd. (A)	7,172	15,338
Woori Financial Group, Inc.	50,185	586,128
Woori Financial Group, Inc., ADR (B)	2,563	90,448
Woori Investment Bank Company, Ltd. (A)	13,076	7,913
Woori Technology, Inc. (A)	3,129	3,219
Wooridul Pharmaceutical, Ltd. (A)	1,638	9,335
Woorison F&G Company, Ltd.	2,437	5,290
Woory Industrial Company, Ltd.	508	10,686
Wooshin Systems Company, Ltd.	1,951	9,679
Y G-1 Company, Ltd.	2,396	18,972
YeaRimDang Publishing Company, Ltd. (A)	1,353	5,368
YG Entertainment, Inc.	319	8,181
YIK Corp. (A)	4,289	9,361
YJM Games Company, Ltd. (A)	1,588	2,752
YMC Company, Ltd.	1,769	9,190
Yoosung Enterprise Company, Ltd.	2,120	5,282
Youlchon Chemical Company, Ltd.	1,153	12,672
Young In Frontier Company, Ltd. (A)	841	7,254
Young Poong Corp.	45	26,588
Young Poong Precision Corp.	1,247	10,037
Youngone Corp.	961	31,160
Youngone Holdings Company, Ltd.	1,090	54,892
Yuanta Securities Korea Company, Ltd. (A)	8,310	21,118
Yuhan Corp.	151	31,356
YuHwa Securities Company, Ltd.	2,191	23,240
Yungjin Pharmaceutical Company, Ltd. (A)	3,547	16,329
Yuyu Pharma, Inc.	328	3,131
Zeus Company, Ltd.	624	6,409

Spain 0.0%		60,509

AmRest Holdings SE (A)	6,051	60,509

Taiwan 15.3%		38,988,991

ABC Taiwan Electronics Corp.	17,420	11,536
Ability Enterprise Company, Ltd.	46,782	22,385
Ability Opto-Electronics Technology Company, Ltd.	6,621	9,664
Accton Technology Corp.	19,796	76,482
Acer, Inc.	117,510	70,823
Acon Holding, Inc. (A)	46,000	10,303

54 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Acter Group Corp., Ltd.	3,550	$20,595
Actron Technology Corp.	5,300	16,392
Addcn Technology Company, Ltd.	5,000	42,957
Adlink Technology, Inc.	5,920	7,495
Advanced Ceramic X Corp.	4,000	27,441
Advanced International Multitech Company, Ltd.	18,000	26,536
Advanced Lithium Electrochemistry Cayman Company, Ltd. (A)	6,000	3,344
Advanced Optoelectronic Technology, Inc.	9,000	4,003
Advanced Wireless Semiconductor Company	10,000	13,828
Advancetek Enterprise Company, Ltd.	76,761	40,799
Advantech Company, Ltd.	8,854	74,138
Aerospace Industrial Development Corp.	48,000	49,175
Airtac International Group	5,736	59,355
Alchip Technologies, Ltd.	5,000	13,644
Alcor Micro Corp.	12,000	5,997
Allied Circuit Company, Ltd.	3,000	5,381
Allis Electric Company, Ltd.	16,000	8,427
Alltek Technology Corp.	44,803	26,551
Alpha Networks, Inc.	32,000	19,404
Altek Corp.	20,000	15,799
Amazing Microelectronic Corp.	7,472	18,806
AMPOC Far-East Company, Ltd.	18,000	17,290
AmTRAN Technology Company, Ltd. (A)	85,775	28,731
Anderson Industrial Corp.	28,000	8,453
Anpec Electronics Corp.	9,465	17,101
APAQ Technology Company, Ltd.	13,686	12,560
APCB, Inc.	23,000	21,319
Apex Biotechnology Corp.	8,060	8,518
Apex International Company, Ltd. (A)	16,030	24,489
Apex Science & Engineering	103,124	26,554
Arcadyan Technology Corp.	8,379	23,246
Ardentec Corp.	31,363	26,946
ASE Technology Holding Company, Ltd., ADR (A)	116,793	429,798
Asia Cement Corp.	91,608	130,947
Asia Optical Company, Inc.	9,710	22,552
Asia Pacific Telecom Company, Ltd. (A)	108,000	24,762
Asia Polymer Corp.	91,171	40,953
Asia Vital Components Company, Ltd.	19,667	20,797
ASMedia Technology, Inc.	2,260	40,359
ASPEED Technology, Inc.	2,000	40,584
Asustek Computer, Inc.	18,528	127,364
Aten International Company, Ltd.	8,000	22,875
AU Optronics Corp.	626,000	185,177
Audix Corp.	27,560	33,613
AURAS Technology Company, Ltd.	8,000	30,026
Aurora Corp.	8,600	26,184
Avision, Inc. (A)	50,916	4,834
AVY Precision Technology, Inc.	10,380	11,300
Awea Mechantronic Company, Ltd.	6,615	6,338
Axiomtek Company, Ltd.	11,000	20,027
Bank of Kaohsiung Company, Ltd.	118,147	36,314
Basso Industry Corp.	8,700	15,752
BenQ Materials Corp.	19,000	13,509
BES Engineering Corp.	98,200	26,023

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 55

	Shares	Value
Taiwan (continued)
Bin Chuan Enterprise Company, Ltd.	17,000	$8,793
Biostar Microtech International Corp.	40,000	13,961
Bioteque Corp.	6,000	22,093
Boardtek Electronics Corp. (A)	8,000	7,013
Brighton-Best International Taiwan, Inc.	19,817	22,274
C Sun Manufacturing, Ltd.	34,000	34,843
Capital Futures Corp.	9,600	14,352
Capital Securities Corp.	105,826	30,956
Career Technology MFG. Company, Ltd.	28,174	25,911
Casetek Holdings, Ltd.	15,378	21,411
Caswell, Inc.	3,000	6,986
Catcher Technology Company, Ltd.	36,000	217,240
Cathay Chemical Works	63,000	37,938
Cathay Financial Holding Company, Ltd.	322,619	416,734
Cathay Real Estate Development Company, Ltd.	41,000	37,917
Celxpert Energy Corp.	8,000	7,262
Center Laboratories, Inc.	9,611	22,967
Central Reinsurance Company, Ltd.	37,666	22,141
Chailease Holding Company, Ltd.	47,959	176,734
ChainQui Construction Development Company, Ltd.	13,480	12,740
Champion Building Materials Company, Ltd. (A)	87,852	19,471
Chang Hwa Commercial Bank, Ltd.	125,558	79,256
Chang Wah Electromaterials, Inc.	6,909	32,543
Chang Wah Technology Company, Ltd.	6,000	47,765
Channel Well Technology Company, Ltd.	21,000	15,726
Chant Sincere Company, Ltd.	11,000	9,382
Charoen Pokphand Enterprise	11,465	23,409
Chaun-Choung Technology Corp.	7,000	35,388
CHC Healthcare Group	12,000	15,697
CHC Resources Corp.	20,500	34,151
Chen Full International Company, Ltd.	11,000	13,880
Chenbro Micom Company, Ltd.	8,000	16,100
Cheng Loong Corp.	55,480	33,997
Cheng Mei Materials Technology Corp. (A)	46,050	12,700
Cheng Shin Rubber Industry Company, Ltd.	185,031	234,671
Cheng Uei Precision Industry Company, Ltd.	45,335	45,901
Chenming Mold Industry Corp.	24,000	11,549
Chia Chang Company, Ltd.	10,000	11,911
Chia Hsin Cement Corp.	62,089	32,811
Chian Hsing Forging Industrial Company, Ltd.	4,000	5,972
Chicony Electronics Company, Ltd.	20,455	48,506
Chicony Power Technology Company, Ltd.	16,305	24,669
Chieftek Precision Company, Ltd.	6,250	17,695
Chien Kuo Construction Company, Ltd.	106,872	35,947
Chilisin Electronics Corp.	8,270	21,658
China Airlines, Ltd.	186,820	57,561
China Bills Finance Corp.	125,000	58,655
China Chemical & Pharmaceutical Company, Ltd.	24,000	14,234
China Development Financial Holding Corp.	434,531	127,661
China Electric Manufacturing Corp.	87,000	27,474
China General Plastics Corp.	22,930	15,935
China Life Insurance Company, Ltd.	104,100	80,424
China Man-Made Fiber Corp.	53,270	15,513
China Metal Products Company, Ltd.	14,966	16,700

56 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
China Motor Corp.	42,905	$37,312
China Petrochemical Development Corp. (A)	142,045	51,395
China Steel Chemical Corp.	11,000	45,883
China Steel Corp.	521,038	400,920
China Steel Structure Company, Ltd.	7,000	5,697
Ching Feng Home Fashions Company, Ltd. (A)	11,000	8,899
Chin-Poon Industrial Company, Ltd.	28,642	29,105
Chipbond Technology Corp.	30,000	55,257
ChipMOS Technologies, Inc.	23,638	17,446
Chong Hong Construction Company, Ltd.	12,024	34,373
Chroma ATE, Inc.	17,440	71,525
Chun YU Works & Company, Ltd.	108,000	79,016
Chun Yuan Steel	191,381	63,870
Chung Hung Steel Corp. (A)	91,226	29,963
Chung Hwa Pulp Corp.	72,898	22,351
Chung-Hsin Electric & Machinery Manufacturing Corp.	37,125	24,399
Chunghwa Precision Test Tech Company, Ltd.	1,000	12,156
Chunghwa Telecom Company, Ltd.	155,000	552,115
Chunghwa Telecom Company, Ltd., ADR (B)	2,121	75,698
Chyang Sheng Dyeing & Finishing Company, Ltd.	41,000	20,686
Cleanaway Company, Ltd.	6,000	32,063
Clevo Company (A)	83,120	73,475
CMC Magnetics Corp. (A)	110,536	24,185
Compal Electronics, Inc.	176,895	110,021
Compeq Manufacturing Company, Ltd.	71,000	51,952
Concord Securities Company, Ltd.	125,185	28,332
Concraft Holding Company, Ltd.	4,750	20,996
Continental Holdings Corp.	48,950	26,314
Contrel Technology Company, Ltd.	18,000	10,051
Coremax Corp.	8,543	19,668
Coretronic Corp.	22,000	28,172
Co-Tech Development Corp.	21,743	19,918
Coxon Precise Industrial Company, Ltd. (A)	32,231	17,367
CTBC Financial Holding Company, Ltd.	550,967	365,737
CTCI Corp.	32,000	47,444
Cub Elecparts, Inc.	3,773	32,890
CviLux Corp.	24,200	18,475
CX Technology Company, Ltd.	12,297	8,772
Cyberlink Corp.	5,326	12,151
CyberPower Systems, Inc.	9,000	26,042
Cypress Technology Company, Ltd.	4,500	12,433
Dadi Early-Childhood Education Group, Ltd.	3,299	28,495
Dafeng TV, Ltd.	9,097	10,784
Da-Li Development Company, Ltd.	14,710	14,292
Danen Technology Corp. (A)	54,000	2,466
Darfon Electronics Corp.	15,000	20,554
Darwin Precisions Corp.	39,894	24,116
Daxin Materials Corp.	6,000	16,511
De Licacy Industrial Company, Ltd.	46,439	37,561
Delta Electronics, Inc.	47,253	212,888
Depo Auto Parts Industrial Company, Ltd.	17,000	37,198
Dimerco Express Corp.	26,000	18,007
D-Link Corp. (A)	46,657	17,397
DYNACOLOR, Inc.	6,000	7,758

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 57

	Shares	Value
Taiwan (continued)
Dynapack International Technology Corp.	10,000	$15,559
E Ink Holdings, Inc.	33,000	33,318
E.Sun Financial Holding Company, Ltd.	412,471	357,417
Eastern Media International Corp. (A)	31,931	12,371
Eclat Textile Company, Ltd.	6,532	84,316
ECOVE Environment Corp.	4,000	24,914
Edimax Technology Company, Ltd. (A)	25,359	8,452
Egis Technology, Inc.	4,000	28,575
Elan Microelectronics Corp.	7,400	16,957
E-LIFE MALL Corp.	31,000	64,199
Elite Advanced Laser Corp.	12,276	20,681
Elite Material Company, Ltd.	17,831	48,429
Elite Semiconductor Memory Technology, Inc.	18,000	17,098
Elitegroup Computer Systems Company, Ltd. (A)	90,284	34,845
eMemory Technology, Inc.	5,000	58,992
Ennoconn Corp.	4,758	31,687
EnTie Commercial Bank Company, Ltd.	184,000	89,113
Epistar Corp.	60,810	45,727
Eternal Materials Company, Ltd.	134,966	113,552
E-Ton Solar Tech Company, Ltd. (A)	65,387	6,301
Etron Technology, Inc. (A)	75,000	27,199
Eurocharm Holdings Company, Ltd.	3,000	13,466
Eva Airways Corp.	338,241	160,975
Everest Textile Company, Ltd. (A)	52,444	19,458
Evergreen International Storage & Transport Corp.	114,320	52,097
Evergreen Marine Corp. Taiwan, Ltd.	110,246	42,153
Everlight Chemical Industrial Corp.	89,748	48,408
Everlight Electronics Company, Ltd.	46,000	41,163
Far Eastern Department Stores, Ltd.	79,558	44,123
Far Eastern International Bank	148,304	56,528
Far Eastern New Century Corp.	154,878	160,663
Far EasTone Telecommunications Company, Ltd.	63,000	156,503
Faraday Technology Corp.	15,751	21,858
Farglory Land Development Company, Ltd.	26,526	33,265
Federal Corp. (A)	88,137	36,109
Feedback Technology Corp.	4,300	10,017
Feng Hsin Steel Company, Ltd.	52,000	105,459
Feng TAY Enterprise Company, Ltd.	11,739	88,945
First Financial Holding Company, Ltd.	267,897	191,570
First Hi-Tec Enterprise Company, Ltd.	7,000	9,453
First Hotel	14,923	6,799
First Steamship Company, Ltd.	47,229	17,396
FLEXium Interconnect, Inc.	22,352	55,521
Flytech Technology Company, Ltd.	20,125	51,591
Formosa Advanced Technologies Company, Ltd.	20,000	21,601
Formosa Chemicals & Fibre Corp.	116,440	394,984
Formosa International Hotels Corp.	5,171	26,401
Formosa Oilseed Processing Company, Ltd.	23,689	54,070
Formosa Petrochemical Corp.	44,000	160,915
Formosa Plastics Corp.	87,880	306,980
Formosa Sumco Technology Corp.	5,000	16,287
Formosa Taffeta Company, Ltd.	32,000	39,389
Formosan Rubber Group, Inc.	54,180	30,399
Formosan Union Chemical	79,333	34,092

58 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Founding Construction & Development Company, Ltd.	70,908	$36,504
Foxconn Technology Company, Ltd.	30,617	59,591
Foxsemicon Integrated Technology, Inc.	6,427	23,458
FSP Technology, Inc.	44,603	28,604
Fubon Financial Holding Company, Ltd.	265,422	362,948
Fulgent Sun International Holding Company, Ltd.	8,738	19,208
Fulltech Fiber Glass Corp.	33,027	15,256
Fwusow Industry Company, Ltd.	118,310	67,635
G Shank Enterprise Company, Ltd.	32,562	24,813
Gallant Precision Machining Company, Ltd.	18,000	11,436
Gamania Digital Entertainment Company, Ltd. (A)	13,000	28,233
GEM Services, Inc.	7,800	17,076
Gemtek Technology Corp.	26,496	19,595
General Interface Solution Holding, Ltd.	19,000	59,958
Genesis Photonics, Inc. (A)	107,740	3,615
Genius Electronic Optical Company, Ltd.	4,589	46,348
GeoVision, Inc. (A)	1,703	1,873
Getac Technology Corp.	20,000	26,700
Giant Manufacturing Company, Ltd.	10,000	71,106
Gigabyte Technology Company, Ltd.	41,719	60,228
Gigastorage Corp. (A)	66,100	17,396
Ginko International Company, Ltd.	3,000	18,568
Global Brands Manufacture, Ltd.	26,611	11,866
Global Lighting Technologies, Inc.	21,000	25,151
Global Mixed Mode Technology, Inc.	8,000	23,407
Global PMX Company, Ltd.	4,000	13,583
Global Unichip Corp.	5,000	36,101
Globalwafers Company, Ltd.	10,000	96,560
Globe Union Industrial Corp.	27,450	15,402
Gloria Material Technology Corp.	41,300	25,441
Gold Circuit Electronics, Ltd. (A)	40,071	14,056
Goldsun Building Materials Company, Ltd.	176,005	48,653
Gourmet Master Company, Ltd.	4,494	24,602
Grand Ocean Retail Group, Ltd.	10,000	10,666
Grand Pacific Petrochemical	53,000	35,219
Grand Plastic Technology Corp.	2,000	8,282
GrandTech CG Systems, Inc.	11,000	15,852
Grape King Bio, Ltd.	7,000	47,994
Great China Metal Industry	56,000	44,183
Great Taipei Gas Company, Ltd.	134,000	123,878
Great Wall Enterprise Company, Ltd.	33,626	40,965
Greatek Electronics, Inc.	20,000	26,141
Hannstar Board Corp.	21,467	20,032
HannStar Display Corp.	209,980	46,110
HannsTouch Solution, Inc. (A)	49,735	21,625
Hey Song Corp.	90,250	92,736
Highwealth Construction Corp.	47,860	73,887
HIM International Music, Inc.	4,395	16,940
Hitron Technology, Inc.	19,267	12,633
Hiwin Technologies Corp.	11,678	87,856
Ho Tung Chemical Corp.	55,773	12,862
Holiday Entertainment Company, Ltd.	7,000	14,765
Holtek Semiconductor, Inc.	12,000	25,455
Holy Stone Enterprise Company, Ltd.	7,000	21,507

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 59

	Shares	Value
Taiwan (continued)
Hon Hai Precision Industry Company, Ltd.	355,352	$830,497
Hong Pu Real Estate Development Company, Ltd.	41,000	26,332
Hong YI Fiber Industry Company	30,000	19,609
Horizon Securities Company, Ltd.	90,000	18,085
Hota Industrial Manufacturing Company, Ltd.	12,396	36,019
Hotai Motor Company, Ltd.	10,000	159,912
Hotron Precision Electronic Industrial Company, Ltd.	11,420	19,305
Hsin Yung Chien Company, Ltd.	9,200	24,970
Hsing TA Cement Company, Ltd.	39,812	23,146
HTC Corp. (A)	26,700	30,478
Hu Lane Associate, Inc.	9,066	21,001
HUA ENG Wire & Cable Company, Ltd.	104,000	33,941
Hua Nan Financial Holdings Company, Ltd.	169,723	112,464
Huaku Development Company, Ltd.	12,353	33,417
Huang Hsiang Construction Corp.	18,000	16,964
Hung Ching Development & Construction Company, Ltd.	2,000	1,431
Hung Sheng Construction, Ltd.	32,569	22,419
Hwa Fong Rubber Industrial Company, Ltd. (A)	56,324	19,508
Ibase Technology, Inc.	14,285	18,265
IEI Integration Corp.	31,800	32,669
Infortrend Technology, Inc.	63,000	26,730
Innodisk Corp.	6,345	23,590
Innolux Corp.	592,219	140,321
Inpaq Technology Company, Ltd.	7,000	6,354
Intai Technology Corp.	3,000	11,730
Integrated Service Technology, Inc.	7,000	8,588
International CSRC Investment Holdings Company	31,378	37,585
International Games System Company, Ltd.	7,000	59,059
Inventec Corp.	144,705	109,022
Iron Force Industrial Company, Ltd.	6,000	16,166
I-Sheng Electric Wire & Cable Company, Ltd.	18,000	24,722
ITE Technology, Inc.	15,881	17,117
ITEQ Corp.	11,700	32,013
Jarllytec Company, Ltd.	6,000	12,157
Jentech Precision Industrial Company, Ltd.	5,000	17,815
Jih Lin Technology Company, Ltd.	5,000	9,970
Jih Sun Financial Holdings Company, Ltd.	194,811	65,612
Jinli Group Holdings, Ltd.	12,161	5,830
Jourdeness Group, Ltd.	3,000	9,440
K Laser Technology, Inc.	66,000	29,276
Kaimei Electronic Corp.	3,547	5,827
Kaori Heat Treatment Company, Ltd.	16,341	22,401
Kaulin Manufacturing Company, Ltd.	35,490	18,597
KEE TAI Properties Company, Ltd.	83,973	32,513
Kenda Rubber Industrial Company, Ltd.	39,372	36,359
Kenmec Mechanical Engineering Company, Ltd. (A)	45,000	20,236
Kerry TJ Logistics Company, Ltd.	43,000	47,933
King Slide Works Company, Ltd.	2,000	19,231
King Yuan Electronics Company, Ltd.	79,762	66,245
Kingpak Technology, Inc.	4,000	19,393
King’s Town Bank Company, Ltd.	71,000	74,491
King’s Town Construction Company, Ltd.	20,514	18,141
Kinik Company	12,000	22,657
Kinko Optical Company, Ltd. (A)	10,000	9,200

60 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Kinpo Electronics, Inc.	150,724	$48,821
Kinsus Interconnect Technology Corp.	18,000	22,546
KMC Kuei Meng International, Inc.	10,150	34,936
KNH Enterprise Company, Ltd.	41,000	14,049
KS Terminals, Inc.	14,000	18,095
Kung Long Batteries Industrial Company, Ltd.	5,000	26,002
Kung Sing Engineering Corp. (A)	52,000	12,414
Kuoyang Construction Company, Ltd.	73,774	29,272
Kwong Fong Industries Corp.	14,776	7,414
Kwong Lung Enterprise Company, Ltd.	21,000	31,181
KYE Systems Corp.	64,702	17,698
L&K Engineering Company, Ltd.	21,952	19,505
LandMark Optoelectronics Corp.	4,000	28,554
Lanner Electronics, Inc.	6,873	15,972
Largan Precision Company, Ltd.	3,000	357,457
Laser Tek Taiwan Company, Ltd.	10,000	9,103
Laster Tech Corp., Ltd.	14,142	15,663
Lealea Enterprise Company, Ltd.	54,863	17,293
Ledlink Optics, Inc.	13,000	11,108
LEE CHI Enterprises Company, Ltd.	30,000	9,160
Lelon Electronics Corp.	7,085	8,331
LES Enphants Company, Ltd.	35,486	8,627
Lextar Electronics Corp. (A)	28,000	12,643
Li Cheng Enterprise Company, Ltd.	10,389	20,888
Li Peng Enterprise Company, Ltd. (A)	102,760	24,099
Lian HWA Food Corp.	12,668	18,130
Lida Holdings, Ltd.	4,000	6,469
Lien Hwa Industrial Corp.	29,777	34,098
Lingsen Precision Industries, Ltd.	43,101	11,592
Lite-On Semiconductor Corp.	15,718	14,940
Lite-On Technology Corp.	131,250	187,334
Long Bon International Company, Ltd.	56,925	29,839
Long Chen Paper Company, Ltd. (B)	44,511	20,440
Longwell Company	10,000	15,919
Lotes Company, Ltd.	5,139	36,131
Lucky Cement Corp. (A)	91,000	19,818
Lumax International Corp., Ltd.	15,855	37,541
Lung Yen Life Service Corp.	13,000	26,490
Macauto Industrial Company, Ltd.	8,000	20,183
Machvision, Inc.	2,000	23,901
Macronix International	121,706	81,317
Makalot Industrial Company, Ltd.	8,813	57,781
Materials Analysis Technology, Inc.	5,810	11,607
Mayer Steel Pipe Corp.	36,407	19,460
MediaTek, Inc.	34,000	334,364
Mega Financial Holding Company, Ltd.	278,531	273,054
Mercuries & Associates Holding, Ltd.	36,448	20,518
Mercuries Life Insurance Company, Ltd. (A)	64,285	21,931
Merida Industry Company, Ltd.	4,162	22,660
Merry Electronics Company, Ltd.	12,592	62,731
Micro-Star International Company, Ltd.	37,488	97,793
Mildef Crete, Inc.	20,000	26,778
MIN AIK Technology Company, Ltd.	21,600	9,342
Mirle Automation Corp.	20,033	29,472

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 61

	Shares	Value
Taiwan (continued)
Mitac Holdings Corp.	46,156	$42,842
MJ International Company, Ltd.	8,000	17,382
momo.com, Inc.	4,000	33,160
Motech Industries, Inc. (A)	44,364	11,427
MPI Corp.	7,000	13,036
Nak Sealing Technologies Corp.	5,000	11,514
Namchow Holdings Company, Ltd.	12,000	20,047
Nan Kang Rubber Tire Company, Ltd.	57,711	64,799
Nan Liu Enterprise Company, Ltd.	7,000	36,340
Nan Ren Lake Leisure Amusement Company, Ltd.	26,000	6,860
Nan Ya Plastics Corp.	173,860	431,770
Nan Ya Printed Circuit Board Corp. (A)	17,930	18,511
Nang Kuang Pharmaceutical Company, Ltd.	12,000	11,305
Nantex Industry Company, Ltd.	21,039	23,510
Nanya Technology Corp.	64,985	126,747
National Petroleum Company, Ltd.	17,000	23,003
New Asia Construction & Development Corp. (A)	118,136	23,022
New Era Electronics Company, Ltd.	9,000	5,555
Nexcom International Company, Ltd.	17,000	14,566
Nichidenbo Corp.	13,477	22,740
Nien Hsing Textile Company, Ltd.	24,928	22,065
Nien Made Enterprise Company, Ltd.	9,000	65,591
Nishoku Technology, Inc.	8,000	12,442
Novatek Microelectronics Corp.	26,000	138,345
Nuvoton Technology Corp.	10,000	14,020
O-Bank Company, Ltd.	154,000	41,052
Ocean Plastics Company, Ltd. (A)	42,000	37,076
OptoTech Corp.	27,098	17,755
Oriental Union Chemical Corp.	36,300	27,929
O-TA Precision Industry Company, Ltd.	11,747	12,250
Pacific Construction Company	85,002	31,164
Pacific Hospital Supply Company, Ltd.	5,000	13,047
Pan Jit International, Inc. (A)	22,000	17,198
Pan-International Industrial Corp.	35,443	26,442
Parade Technologies, Ltd.	4,000	61,617
PCL Technologies, Inc.	3,000	8,136
P-Duke Technology Company, Ltd.	6,500	19,843
Pegatron Corp.	93,321	151,766
PharmaEngine, Inc.	5,999	16,928
Pharmally International Holding Company, Ltd.	2,756	19,167
Phihong Technology Company, Ltd. (A)	40,786	11,936
Phison Electronics Corp.	5,000	45,237
Pixart Imaging, Inc.	9,830	39,966
Planet Technology Corp.	8,000	16,453
Polytronics Technology Corp.	10,000	17,446
Pou Chen Corp.	72,448	82,233
Powertech Technology, Inc.	64,000	150,460
Poya International Company, Ltd.	6,866	81,221
President Chain Store Corp.	27,000	257,456
President Securities Corp.	71,942	30,894
Primax Electronics, Ltd.	28,000	42,603
Prince Housing & Development Corp.	214,943	79,726
Prodisc Technology, Inc. (A)(D)	540,000	0
Promate Electronic Company, Ltd.	23,000	24,214

62 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Promise Technology, Inc. (A)	38,000	$7,689
Prosperity Dielectrics Company, Ltd.	10,086	20,366
Qisda Corp.	120,440	73,612
QST International Corp.	8,000	17,671
Quang Viet Enterprise Company, Ltd.	5,000	24,553
Quanta Computer, Inc.	69,000	128,448
Quanta Storage, Inc.	14,000	18,929
Quintain Steel Company, Ltd.	37,619	9,607
Radiant Opto-Electronics Corp.	27,343	86,029
Radium Life Tech Company, Ltd.	41,644	18,219
Rafael Microelectronics, Inc.	3,000	15,325
Realtek Semiconductor Corp.	14,706	92,989
Rechi Precision Company, Ltd.	28,038	22,734
Rich Development Company, Ltd.	95,000	27,591
RichWave Technology Corp.	6,300	13,722
Ritek Corp. (A)	68,681	18,544
Roo Hsing Company, Ltd. (A)	43,000	19,729
Ruentex Development Company, Ltd.	19,907	25,734
Ruentex Industries, Ltd.	25,280	55,327
Samebest Company, Ltd.	3,200	11,201
Sampo Corp.	69,197	37,696
San Fang Chemical Industry Company, Ltd.	42,012	32,772
San Far Property, Ltd.	34,400	23,073
San Shing Fastech Corp.	26,479	45,149
Sanitar Company, Ltd.	10,000	12,378
Sanyang Motor Company, Ltd.	50,389	34,136
SCI Pharmtech, Inc.	4,000	11,426
Scientech Corp.	5,000	9,533
SDI Corp.	9,000	18,160
Senao Networks, Inc.	4,000	12,194
Sercomm Corp.	17,000	35,411
Sesoda Corp.	47,385	38,613
Shan-Loong Transportation Company, Ltd.	21,000	19,915
Sheng Yu Steel Company, Ltd.	30,000	17,481
ShenMao Technology, Inc.	16,000	10,340
Shih Wei Navigation Company, Ltd. (A)	81,249	21,991
Shihlin Electric & Engineering Corp.	148,213	221,286
Shin Hai Gas Corp.	2,491	3,255
Shin Kong Financial Holding Company, Ltd.	356,862	99,122
Shin Zu Shing Company, Ltd.	8,933	30,796
Shining Building Business Company, Ltd. (A)	96,106	31,129
Shinkong Insurance Company, Ltd.	42,000	53,628
Shinkong Synthetic Fibers Corp.	77,287	33,013
Shinkong Textile Company, Ltd.	96,000	128,413
Shiny Chemical Industrial Company, Ltd.	7,954	22,260
Sigurd Microelectronics Corp.	29,887	27,075
Silitech Technology Corp. (A)	19,000	8,583
Simplo Technology Company, Ltd.	9,520	73,638
Sinbon Electronics Company, Ltd.	15,043	50,626
Sincere Navigation Corp.	31,000	15,280
Sinmag Equipment Corp.	8,441	31,164
Sino-American Electronic Company, Ltd. (A)(D)	10,961	0
Sino-American Silicon Products, Inc. (A)	33,000	82,397
Sinon Corp.	97,150	64,380

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 63

	Shares	Value
Taiwan (continued)
SinoPac Financial Holdings Company, Ltd.	354,419	$137,473
Sinphar Pharmaceutical Company, Ltd.	47,177	28,847
Sinyi Realty, Inc.	17,628	18,709
Sirtec International Company, Ltd.	21,600	17,222
Sitronix Technology Corp.	5,000	19,878
Siward Crystal Technology Company, Ltd.	23,000	14,095
Solar Applied Materials Technology Company	34,843	22,481
Solomon Technology Corp.	11,000	7,916
Song Shang Electronics Company, Ltd.	20,800	9,661
Sonix Technology Company, Ltd.	21,000	20,421
Southeast Cement Company, Ltd.	164,000	83,488
Spirox Corp.	22,000	18,012
Sporton International, Inc.	5,794	34,971
St. Shine Optical Company, Ltd.	4,000	68,413
Standard Chemical & Pharmaceutical Company, Ltd.	18,000	18,663
Standard Foods Corp.	18,221	34,856
Stark Technology, Inc.	10,600	17,833
Sunny Friend Environmental Technology Company, Ltd.	5,000	41,131
Sunonwealth Electric Machine Industry Company, Ltd.	16,000	15,885
Sunrex Technology Corp.	21,937	12,269
Sunspring Metal Corp.	14,000	15,687
Supreme Electronics Company, Ltd.	22,890	22,820
Swancor Holding Company, Ltd.	4,402	12,951
Sweeten Real Estate Development Company, Ltd.	26,876	22,882
Symtek Automation Asia Company, Ltd.	3,000	4,743
Syncmold Enterprise Corp.	7,250	18,564
Synnex Technology International Corp.	54,188	65,591
Systex Corp.	9,000	21,333
TA Chen Stainless Pipe	47,544	66,308
Tah Hsin Industrial Corp.	77,500	76,353
TA-I Technology Company, Ltd.	10,611	15,028
Taichung Commercial Bank Company, Ltd.	223,542	86,545
TaiDoc Technology Corp.	5,253	23,082
Taiflex Scientific Company, Ltd.	15,220	18,581
Taimide Tech, Inc.	12,850	18,954
Tainan Spinning Company, Ltd.	200,397	78,528
Taishin Financial Holding Company, Ltd.	347,974	155,169
Taita Chemical Company, Ltd. (A)	18,000	5,998
Taiwan Business Bank	208,912	85,495
Taiwan Cement Corp.	210,298	285,618
Taiwan Chinsan Electronic Industrial Company, Ltd.	14,955	16,390
Taiwan Cogeneration Corp.	30,137	25,713
Taiwan Cooperative Financial Holding Company, Ltd.	241,760	157,057
Taiwan FamilyMart Company, Ltd.	2,000	13,919
Taiwan Fertilizer Company, Ltd.	25,000	39,434
Taiwan Fire & Marine Insurance Company, Ltd.	61,000	39,518
Taiwan FU Hsing Industrial Company, Ltd.	30,000	42,279
Taiwan Glass Industry Corp.	84,894	32,550
Taiwan High Speed Rail Corp.	65,000	89,534
Taiwan Hon Chuan Enterprise Company, Ltd.	20,329	33,319
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)	58,353	18,441
Taiwan Mobile Company, Ltd.	57,700	215,430
Taiwan Navigation Company, Ltd.	21,000	13,153

64 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
Taiwan Paiho, Ltd.	15,342	$37,792
Taiwan PCB Techvest Company, Ltd.	30,227	34,185
Taiwan Pulp & Paper Corp.	24,000	13,799
Taiwan Sakura Corp.	18,924	26,346
Taiwan Sanyo Electric Company, Ltd.	32,900	31,895
Taiwan Secom Company, Ltd.	21,430	60,369
Taiwan Semiconductor Company, Ltd.	16,000	21,730
Taiwan Semiconductor Manufacturing Company, Ltd.	1,112,000	8,218,065
Taiwan Shin Kong Security Company, Ltd.	44,460	53,611
Taiwan Styrene Monomer	36,821	28,309
Taiwan Surface Mounting Technology Corp.	14,636	24,327
Taiwan TEA Corp.	84,723	43,786
Taiwan Union Technology Corp.	15,000	53,526
Taiyen Biotech Company, Ltd.	13,000	14,227
Tatung Company, Ltd. (A)	71,526	49,274
TCI Company, Ltd.	4,073	64,725
Te Chang Construction Company, Ltd.	6,282	5,818
Teco Electric & Machinery Company, Ltd.	81,109	58,644
Tehmag Foods Corp.	6,300	43,568
Ten Ren Tea Company, Ltd.	9,000	10,915
Test Research, Inc.	16,596	28,869
Test Rite International Company, Ltd.	17,549	11,823
The Ambassador Hotel	17,000	11,849
The Eslite Spectrum Corp.	3,000	12,098
The First Insurance Company, Ltd.	74,165	34,931
Thinking Electronic Industrial Company, Ltd.	9,000	22,960
Thye Ming Industrial Company, Ltd.	18,250	18,068
Ton Yi Industrial Corp.	77,000	30,453
Tong Hsing Electronic Industries, Ltd.	8,951	28,748
Tong Yang Industry Company, Ltd.	26,043	35,992
Tong-Tai Machine & Tool Company, Ltd.	36,590	21,674
TOPBI International Holdings, Ltd.	8,210	21,906
Topco Scientific Company, Ltd.	10,048	26,066
Topco Technologies Corp.	5,248	11,894
Topkey Corp.	5,000	23,461
Topoint Technology Company, Ltd.	36,223	21,969
Toung Loong Textile Manufacturing	22,000	35,984
TPK Holding Company, Ltd.	23,000	36,308
Transcend Information, Inc.	10,000	22,668
Tripod Technology Corp.	26,770	84,657
Tsang Yow Industrial Company, Ltd.	8,000	4,998
Tsann Kuen Enterprise Company, Ltd.	48,220	29,421
TSC Auto ID Technology Company, Ltd.	2,900	23,239
TSEC Corp. (A)	89,998	17,510
TSRC Corp.	42,706	37,883
Ttet Union Corp.	8,000	29,089
TTY Biopharm Company, Ltd.	10,094	25,610
Tung Ho Steel Enterprise Corp.	89,138	62,463
TURVO International Company, Ltd.	7,162	15,953
TXC Corp.	39,659	42,061
TYC Brother Industrial Company, Ltd.	34,531	30,849
Tycoons Group Enterprise (A)	102,869	22,028
UDE Corp.	25,000	20,905
Ultra Chip, Inc.	4,000	4,452

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 65

	Shares	Value
Taiwan (continued)
U-Ming Marine Transport Corp.	31,000	$30,861
Unimicron Technology Corp.	86,855	82,050
Union Bank of Taiwan	153,691	58,296
Uni-President Enterprises Corp.	162,803	418,418
Unitech Computer Company, Ltd.	10,039	6,702
Unitech Printed Circuit Board Corp.	40,326	23,861
United Integrated Services Company, Ltd.	8,200	37,707
United Microelectronics Corp.	857,468	348,777
United Orthopedic Corp.	10,836	15,727
United Radiant Technology	8,000	5,013
United Renewable Energy Company, Ltd. (A)	119,922	35,979
Universal Cement Corp.	83,819	51,797
Universal Microwave Technology, Inc.	3,523	10,340
Unizyx Holding Corp. (A)	32,000	22,314
UPC Technology Corp.	54,541	19,392
Userjoy Technology Company, Ltd.	5,299	10,358
USI Corp.	60,318	22,844
Usun Technology Company, Ltd.	15,400	14,118
Utechzone Company, Ltd.	4,000	8,823
Vanguard International Semiconductor Corp.	40,000	76,323
Ve Wong Corp.	22,450	18,690
VHQ Media Holdings, Ltd. (A)	3,000	11,976
Victory New Materials, Ltd., Company	48,070	28,627
Visual Photonics Epitaxy Company, Ltd.	9,275	21,747
Voltronic Power Technology Corp.	4,000	74,586
Wafer Works Corp.	20,000	21,241
Waffer Technology Corp.	13,000	5,091
Wah Hong Industrial Corp. (A)	13,835	10,600
Wah Lee Industrial Corp.	31,000	52,307
Walsin Lihwa Corp.	158,000	78,495
Walsin Technology Corp. (B)	21,805	109,457
Walton Advanced Engineering, Inc.	35,000	10,639
Wan Hai Lines, Ltd.	68,216	40,640
WAN HWA Enterprise Company	2,975	1,210
Waterland Financial Holdings Company, Ltd.	298,425	99,091
Wei Chuan Foods Corp. (A)	34,000	31,247
Weikeng Industrial Company, Ltd.	43,534	27,397
Win Semiconductors Corp.	16,582	91,526
Winbond Electronics Corp.	256,519	115,773
Wintek Corp. (A)(D)	819,661	0
Wisdom Marine Lines Company, Ltd. (A)	29,671	27,835
Wistron Corp.	188,382	134,308
Wistron NeWeb Corp.	13,483	30,158
Wowprime Corp.	5,000	13,486
WPG Holdings, Ltd.	78,779	98,502
WT Microelectronics Company, Ltd.	38,497	46,727
WUS Printed Circuit Company, Ltd.	21,400	14,289
Xxentria Technology Materials Corp. (A)	12,124	29,436
Yageo Corp. (B)	13,284	109,418
Yang Ming Marine Transport Corp. (A)	73,613	18,925
YC Company, Ltd.	97,054	41,285
YC INOX Company, Ltd.	71,100	60,343
YCC Parts Manufacturing Company, Ltd.	11,000	12,465
Yea Shin International Development Company, Ltd.	47,260	28,499

66 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Taiwan (continued)
YFC-Boneagle Electric Company, Ltd.	20,000	$17,077
YFY, Inc.	105,614	39,340
Yi Jinn Industrial Company, Ltd.	33,000	15,504
Yieh Phui Enterprise Company, Ltd.	179,310	52,437
Yonyu Plastics Company, Ltd.	10,450	11,226
Youngtek Electronics Corp.	9,058	12,152
Yuanta Financial Holding Company, Ltd.	400,369	224,785
Yuanta Futures Company, Ltd.	10,000	15,140
Yulon Finance Corp.	14,000	49,348
Yulon Motor Company, Ltd.	57,900	43,597
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	11,850	27,327
Yungshin Construction & Development Company, Ltd.	18,400	20,217
YungShin Global Holding Corp.	16,250	21,746
Zeng Hsing Industrial Company, Ltd.	7,232	33,438
Zenitron Corp.	21,000	14,991
Zero One Technology Company, Ltd.	9,000	7,870
Zhen Ding Technology Holding, Ltd.	27,450	80,629
Zippy Technology Corp.	18,000	20,964

Thailand 3.4%		8,683,030

AAPICO Hitech PCL	11,700	6,916
Advanced Info Service PCL, Foreign Quota Shares	30,091	183,046
AEON Thana Sinsap Thailand PCL, NVDR	5,300	34,468
Airports of Thailand PCL, Foreign Quota Shares	111,200	223,938
Allianz Ayudhya General Insurance PCL	12,100	15,557
Amata Corp. PCL	19,200	13,233
Amata VN PCL	54,300	8,602
Ananda Development PCL	153,600	17,667
AP Thailand PCL	96,678	23,688
Asia Aviation PCL, NVDR	182,700	23,128
Asian Insulators PCL (D)	1,650,880	35,681
Asian Phytoceuticals PCL	34,784	4,065
B Grimm Power PCL	12,900	13,655
Bangchak Corp. PCL	35,300	32,859
Bangkok Airways PCL	63,400	22,074
Bangkok Aviation Fuel Services PCL	47,425	51,616
Bangkok Bank PCL	5,505	34,219
Bangkok Chain Hospital PCL	59,625	30,407
Bangkok Dusit Medical Services PCL, Foreign Quota Shares	48,800	39,388
Bangkok Expressway & Metro PCL, Foreign Quota Shares	320,625	114,528
Bangkok Insurance PCL	8,770	89,736
Bangkok Land PCL	927,800	46,317
Bangkok Life Assurance PCL, NVDR	48,860	42,418
Banpu PCL, Foreign Quota Shares	102,900	48,492
Banpu Power PCL	31,100	18,983
Beauty Community PCL	107,900	14,702
BEC World PCL (A)	97,000	29,096
Berli Jucker PCL, Foreign Quota Shares	34,400	48,617
Better World Green PCL	256,000	6,940
Big Camera Corp. PCL	226,200	7,254
BJC Heavy Industries PCL	115,300	7,566
BTS Group Holdings PCL, Foreign Quota Shares	104,500	37,707
Bumrungrad Hospital PCL, Foreign Quota Shares	13,300	70,528
Cal-Comp Electronics Thailand PCL	450,992	26,064

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 67

	Shares	Value
Thailand (continued)
Carabao Group PCL	8,300	$17,506
Central Pattana PCL, Foreign Quota Shares	37,100	83,437
Central Plaza Hotel PCL	26,800	28,687
CH Karnchang PCL	15,523	13,131
Charoen Pokphand Foods PCL, Foreign Quota Shares	113,633	99,776
Chularat Hospital PCL	433,000	30,355
CIMB Thai Bank PCL (A)	279,200	6,347
CK Power PCL	130,600	25,247
Com7 PCL	38,300	23,661
Country Group Development PCL (A)	792,800	25,639
CP ALL PCL, Foreign Quota Shares	136,100	343,770
Dhipaya Insurance PCL	33,100	24,566
Diamond Building Products PCL	44,900	8,296
Dynasty Ceramic PCL	351,500	21,139
Eastern Polymer Group PCL	43,500	7,088
Eastern Water Resources Development & Management PCL	120,300	45,216
Electricity Generating PCL, Foreign Quota Shares	3,500	32,824
Energy Absolute PCL, Foreign Quota Shares	43,100	73,231
Esso Thailand PCL	100,900	30,132
GFPT PCL	38,500	19,308
Global Green Chemicals PCL (A)	34,900	11,902
Global Power Synergy PCL	13,700	24,382
GMM Grammy PCL (A)	60,740	17,541
Golden Land Property Development PCL	155,300	41,270
Hana Microelectronics PCL	18,700	14,629
Home Product Center PCL, Foreign Quota Shares	130,112	69,466
Indorama Ventures PCL, Foreign Quota Shares	47,200	68,607
Intouch Holdings PCL	16,900	30,836
IRPC PCL, Foreign Quota Shares	481,500	72,261
Italian-Thai Development PCL	209,676	14,993
Jasmine International PCL	321,338	60,949
Kang Yong Electric PCL	130	1,606
Kasikornbank PCL, Foreign Quota Shares	39,400	233,568
Kasikornbank PCL, NVDR	2,000	11,804
KCE Electronics PCL	36,300	19,797
KGI Securities Thailand PCL	114,400	15,892
Khon Kaen Sugar Industry PCL	285,400	25,275
Khonburi Sugar PCL	69,700	8,415
Kiatnakin Bank PCL	18,000	37,434
Krung Thai Bank PCL, Foreign Quota Shares	61,250	36,977
Krungthai Card PCL	40,000	51,313
Ladprao General Hospital PCL	49,300	8,253
Lam Soon Thailand PCL	33,200	4,564
Land & Houses PCL, Foreign Quota Shares	74,000	24,795
Lanna Resources PCL	47,500	16,243
LH Financial Group PCL	1,067,000	49,221
Loxley PCL (A)	406,500	25,362
LPN Development PCL	58,200	12,754
Major Cineplex Group PCL	25,700	23,332
Maybank Kim Eng Securities Thailand PCL	75,200	19,639
MBK PCL	29,800	19,899
MC Group PCL	47,000	10,546
MCOT PCL (A)	41,000	14,258
Mega Lifesciences PCL	24,600	27,254

68 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Thailand (continued)
Minor International PCL, Foreign Quota Shares	55,645	$68,277
MK Restaurants Group PCL	38,600	87,523
Muang Thai Insurance PCL	2,600	7,199
Muangthai Capital PCL	24,600	41,876
Namyong Terminal PCL	75,400	11,293
Nation Multimedia Group PCL (A)(D)	951,500	5,412
Netbay PCL	13,600	11,646
Origin Property PCL	97,750	21,939
Padaeng Industry PCL (A)	24,200	6,731
PCS Machine Group Holding PCL	133,800	29,409
Plan B Media PCL	66,400	14,183
Polyplex Thailand PCL	65,700	29,668
Premier Marketing PCL	40,200	10,985
Property Perfect PCL	853,200	20,980
Pruksa Holding PCL	55,600	35,536
PTG Energy PCL	64,500	34,084
PTT Exploration & Production PCL, Foreign Quota Shares	74,328	293,860
PTT Global Chemical PCL, Foreign Quota Shares	78,792	151,198
PTT PCL, Foreign Quota Shares	1,231,700	1,796,993
Quality Houses PCL	282,071	26,896
Raimon Land PCL	304,600	11,303
Rajthanee Hospital PCL	15,900	11,827
Ratch Group PCL (B)	13,200	25,711
Ratchthani Leasing PCL	108,812	19,991
Regional Container Lines PCL (A)	116,600	15,334
Robinson PCL, Foreign Quota Shares	10,600	18,276
Rojana Industrial Park PCL	187,160	29,508
RS PCL	31,900	16,445
Saha-Union PCL	194,600	276,447
Sahaviriya Steel Industries PCL (A)(D)	447,113	20,415
Samart Corp. PCL	27,900	6,704
Samart Telcoms PCL	102,100	28,907
Sansiri PCL	695,109	30,939
SC Asset Corp. PCL	163,193	14,377
SCG Ceramics PCL (A)	245,263	15,832
Sena Development PCL	126,400	13,592
Siam City Cement PCL	2,541	17,609
Siam Future Development PCL	149,451	30,208
Siam Global House PCL	32,382	16,388
Siam Wellness Group PCL	63,600	23,152
Siamgas & Petrochemicals PCL	54,100	16,068
Singha Estate PCL	157,900	16,179
SNC Former PCL	29,400	12,621
Somboon Advance Technology PCL	19,007	10,669
SPCG PCL	58,600	33,318
Sri Trang Agro-Industry PCL	43,600	16,112
Srisawad Corp. PCL	34,100	53,687
Srisawad Finance PCL (A)	14,900	8,498
Srithai Superware PCL	589,700	20,106
Star Petroleum Refining PCL	119,000	35,131
Supalai PCL	57,650	40,623
Super Energy Corp. PCL (A)	2,274,900	45,434
SVI PCL	99,928	13,721
Symphony Communication PCL	52,750	8,107

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 69

	Shares	Value
Thailand (continued)
Synnex Thailand PCL	53,020	$16,058
Taokaenoi Food & Marketing PCL	45,400	12,006
Tata Steel Thailand PCL (A)	909,000	21,584
Thai Airways International PCL (A)	101,911	32,576
Thai Central Chemical PCL	1,900	1,495
Thai Oil PCL, Foreign Quota Shares	66,300	124,072
Thai Reinsurance PCL (A)	419,000	10,198
Thai Stanley Electric PCL	18,200	130,436
Thai Union Group PCL, Foreign Quota Shares	42,000	24,027
Thai Vegetable Oil PCL	46,800	38,873
Thai Wah PCL	59,300	13,705
Thaicom PCL (A)	15,900	2,688
Thaifoods Group PCL	213,500	22,015
Thanachart Capital PCL	27,800	46,650
The Erawan Group PCL	96,000	19,850
The Siam Cement PCL, Foreign Quota Shares	6,450	92,253
The Siam Commercial Bank PCL, Foreign Quota Shares	45,031	184,667
Thitikorn PCL	84,000	27,092
Tipco Asphalt PCL, NVDR	31,100	19,380
Tisco Financial Group PCL	14,100	39,347
TMB Bank PCL, Foreign Quota Shares	841,600	50,238
TMT Steel PCL	109,600	19,052
Total Access Communication PCL, NVDR	43,800	67,968
TPI Polene PCL	404,300	25,322
TPI Polene Power PCL	106,000	20,273
True Corp. PCL, Foreign Quota Shares	1,009,088	156,908
TTW PCL	81,700	34,625
U City PCL (A)	237,300	15,448
Unique Engineering & Construction PCL	121,480	44,237
United Paper PCL	53,800	16,846
Univanich Palm Oil PCL	42,900	7,396
Univentures PCL	60,000	11,373
Vanachai Group PCL	170,080	27,894
VGI Global Media PCL	130,000	36,830
Vibhavadi Medical Center PCL	679,400	36,106
Vinythai PCL	18,200	12,786
WHA Corp. PCL	198,300	26,711
Workpoint Entertainment PCL	11,640	7,570

Turkey 0.7%		1,895,948

Akbank T.A.S. (A)	100,888	103,805
Aksa Akrilik Kimya Sanayii AS	8,810	12,981
Aksa Enerji Uretim AS (A)	16,223	6,385
Aksigorta AS	18,431	13,962
Alarko Holding AS	17,568	8,632
Albaraka Turk Katilim Bankasi AS (A)	60,254	11,504
Alkim Alkali Kimya AS	2,994	12,757
Anadolu Anonim Turk Sigorta Sirketi	171,976	117,188
Anadolu Cam Sanayii AS	19,843	9,201
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,894	19,473
Anadolu Hayat Emeklilik AS	23,939	21,129
Arcelik AS (A)	4,541	13,581
Aselsan Elektronik Sanayi Ve Ticaret AS	4,607	14,441
BIM Birlesik Magazalar AS	12,727	174,226

70 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Turkey (continued)
Borusan Yatirim ve Pazarlama AS	884	$5,022
Boyner Perakende Ve Tekstil Yatirimlari AS (A)	47,594	39,190
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (A)	1,525	1,469
Bursa Cimento Fabrikasi AS	9,487	6,093
Cimsa Cimento Sanayi Ve Ticaret AS (A)	5,408	5,415
Coca-Cola Icecek AS	5,083	23,791
Dogan Sirketler Grubu Holding AS (B)	109,297	20,092
Dogus Otomotiv Servis ve Ticaret AS (A)	6,717	4,580
Eczacibasi Yatirim Holding Ortakligi AS	4,309	4,328
EGE Endustri VE Ticaret AS	135	10,290
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	18,801	7,458
Enerjisa Enerji AS (C)	21,617	19,852
Enka Insaat ve Sanayi AS	23,762	21,618
Eregli Demir ve Celik Fabrikalari TAS	64,505	80,312
Fenerbahce Futbol AS (A)	3,066	3,747
Ford Otomotiv Sanayi AS	2,343	22,151
Global Yatirim Holding AS (A)	9,693	4,644
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	1,977
Goodyear Lastikleri TAS	8,064	3,491
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)	18,570	8,903
Gubre Fabrikalari TAS (A)	14,222	6,034
Hektas Ticaret TAS (A)	3,433	6,862
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	8,657	6,988
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (A)	35,285	13,194
Karsan Otomotiv Sanayii Ve Ticaret AS (A)	31,566	6,014
Kerevitas Gida Sanayi ve Ticaret AS (A)	15,040	4,133
KOC Holding AS	15,702	43,345
Kordsa Teknik Tekstil AS	9,990	20,485
Koza Altin Isletmeleri AS (A)	2,415	19,735
Logo Yazilim Sanayi Ve Ticaret AS (A)	1,627	9,723
Migros Ticaret AS (A)	5,109	11,309
NET Holding AS (A)	21,691	5,736
Netas Telekomunikasyon AS (A)	3,698	4,146
Otokar Otomotiv Ve Savunma Sanayi AS	263	4,665
Pegasus Hava Tasimaciligi AS (A)	3,928	23,750
Petkim Petrokimya Holding AS (A)	42,112	34,992
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	43,467	23,807
Sasa Polyester Sanayi AS (A)	9,888	10,593
Sekerbank Turk AS (A)	38,101	6,022
Selcuk Ecza Deposu Ticaret ve Sanayi AS	19,385	15,607
Soda Sanayii AS	16,232	19,364
Tat Gida Sanayi AS (A)	10,580	7,988
TAV Havalimanlari Holding AS	14,239	62,221
Tekfen Holding AS	13,332	56,981
Tofas Turk Otomobil Fabrikasi AS	7,397	21,498
Trakya Cam Sanayii AS	27,339	13,237
Tupras Turkiye Petrol Rafinerileri AS	4,130	92,949
Turk Hava Yollari AO (A)	41,064	88,101
Turk Telekomunikasyon AS (A)	16,647	13,255
Turk Traktor ve Ziraat Makineleri AS (A)	1,046	4,930
Turkcell Iletisim Hizmetleri AS (B)	54,660	109,281
Turkiye Garanti Bankasi AS (A)	77,923	105,891
Turkiye Halk Bankasi AS	19,041	17,333
Turkiye Is Bankasi AS, Class C (A)	68,959	60,657

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 71

	Shares	Value
Turkey (continued)
Turkiye Sinai Kalkinma Bankasi AS (A)	138,276	$16,151
Turkiye Sise ve Cam Fabrikalari AS	14,726	13,150
Turkiye Vakiflar Bankasi TAO, Class D	34,357	21,772
Ulker Biskuvi Sanayi AS	4,197	13,737
Vestel Elektronik Sanayi ve Ticaret AS (A)	8,546	14,303
Yapi ve Kredi Bankasi AS (A)	46,073	15,741
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (A)	13,870	9,669
Zorlu Enerji Elektrik Uretim AS (A)	35,274	6,911

Ukraine 0.1%		141,593

Kernel Holding SA	11,669	141,593

United Kingdom 0.1%		214,373

Mondi, Ltd.	10,408	214,373

United States 0.0%		98,102

Bizlink Holding, Inc.	7,064	43,654
GCS Holdings, Inc.	10,000	16,484
Nexteer Automotive Group, Ltd.	31,000	37,964

Vietnam 0.0%		19,663

LVMC Holdings (A)	9,879	19,663
Preferred securities 2.5%		$6,303,310
(Cost $4,641,246)

Brazil 2.3%		5,726,132

AES Tiete Energia SA	677	390
Alpargatas SA	5,479	25,635
Banco ABC Brasil SA	9,083	41,851
Banco Bradesco SA	158,963	1,498,904
Banco do Estado do Rio Grande do Sul SA, B Shares	15,855	95,964
Banco Pan SA	24,791	50,859
Centrais Eletricas Brasileiras SA, B Shares	9,154	83,213
Centrais Eletricas Santa Catarina	3,200	42,610
Cia Brasileira de Distribuicao	5,933	131,861
Cia de Saneamento do Parana	47,281	163,028
Cia de Transmissao de Energia Eletrica Paulista	12,472	71,833
Cia Energetica de Minas Gerais	40,044	150,626
Cia Energetica de Sao Paulo, B Shares	21,651	146,218
Cia Energetica do Ceara, A Shares	2,100	29,263
Cia Ferro Ligas da Bahia	4,476	26,156
Cia Paranaense de Energia, B Shares	7,100	86,851
Eucatex SA Industria e Comercio	24,300	25,390
Gerdau SA	55,200	195,116
Gol Linhas Aereas Inteligentes SA (A)	6,900	47,443
Itau Unibanco Holding SA	96,161	857,716
Lojas Americanas SA	7,602	31,269
Marcopolo SA	45,545	42,249
Petroleo Brasileiro SA	238,054	1,550,040
Randon SA Implementos e Participacoes	12,025	25,987
Telefonica Brasil SA	12,499	153,054
Unipar Carbocloro SA	9,886	92,716
Usinas Siderurgicas de Minas Gerais SA, A Shares	28,659	59,890

Chile 0.1%		198,718

Coca-Cola Embonor SA, B Shares	24,421	53,039
Embotelladora Andina SA, B Shares	20,258	67,375

72 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

			Shares	Value
Chile (continued)
Sociedad Quimica y Minera de Chile SA, B Shares			2,596	$78,304

Colombia 0.1%				322,139

Banco Davivienda SA			5,890	66,537
Bancolombia SA			12,427	145,311
Grupo Argos SA			4,425	18,837
Grupo Aval Acciones y Valores SA			106,446	37,026
Grupo de Inversiones Suramericana SA			6,068	54,428

Panama 0.0%				27,318

Avianca Holdings SA			59,155	27,318

South Korea 0.0%				29,003

CJ Corp. (A)(D)			942	29,003
Investment companies 0.1%				$181,658
(Cost $102,673)

South Korea 0.1%				181,658

Macquarie Korea Infrastructure Fund			18,095	181,658
Rights 0.0%				$15,939
(Cost $1,901)
5Paisa Capital, Ltd. (Expiration Date: 12-31-19; Strike Price: INR 80.00) (A)			5,662	13,003
Gol Linhas Aereas Inteligentes SA (Expiration Date: 6-11-19; Strike Price: BRL 13.04) (A)			1,104	11
Hansol Technics Company, Ltd. (Expiration Date: 7-1-19; Strike Price: KRW 5,000.00) (A)			1,157	1,574
Hatsun Agro Product, Ltd. (Expiration Date: 7-16-19; Strike Price: INR 110.00) (A)			160	1,351

	Yield (%)		Shares	Value
Securities lending collateral 2.0%				$5,127,789
(Cost $5,126,539)
John Hancock Collateral Trust (E)	2.3405	(F)	512,420	5,127,789
Total investments (Cost $225,065,058) 101.2%				$258,172,699
Other assets and liabilities, net (1.2%)				(2,978,767)
Total net assets 100.0%				$255,193,932

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

Currency Abbreviations

BRL	Brazilian Real
INR	Indian Rupee
KRW	Korean Won

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $4,661,099.
(C)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 5-31-19.

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND 73

The fund had the following sector composition as a percentage of net assets on 5-31-19:

Financials	22.2%
Information technology	16.3%
Materials	10.6%
Consumer discretionary	9.3%
Communication services	8.4%
Energy	8.2%
Industrials	7.9%
Consumer staples	7.9%
Utilities	3.0%
Real estate	2.7%
Health care	2.7%
Short-term investments and other	0.8%

TOTAL	100.0%

74 JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor at London close.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2019, by major security category or type:

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$20,792	—	$20,792	—
Brazil	18,616,218	$18,616,218	—	—
Chile	3,895,118	3,895,118	—	—
China	28,516,381	3,859,273	24,577,151	$79,957
Colombia	980,245	980,245	—	—
Czech Republic	502,263	—	502,263	—
Egypt	334,565	—	334,565	—
Greece	890,461	—	875,587	14,874
Hong Kong	10,222,908	3,521,909	6,077,047	623,952
Hungary	1,242,242	—	1,242,242	—
India	35,970,464	—	35,731,096	239,368
Indonesia	7,281,806	216,974	7,055,264	9,568
Malaysia	8,253,004	—	8,253,004	—
Malta	51,901	—	51,901	—
Mexico	9,508,539	9,508,539	—	—
Netherlands	75,884	75,884	—	—
Peru	574,600	574,262	338	—
Philippines	4,289,670	—	4,288,591	1,079
Poland	3,887,884	—	3,887,884	—
Romania	126,836	—	126,836	—

75

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Russia	3,870,141	1,299,373	2,570,768	—
South Africa	17,784,556	1,098,841	16,685,715	—
South Korea	39,545,316	928,928	38,494,683	121,705
Spain	60,509	—	60,509	—
Taiwan	38,988,991	505,496	38,483,495	—
Thailand	8,683,030	—	8,621,522	61,508
Turkey	1,895,948	—	1,893,971	1,977
Ukraine	141,593	—	141,593	—
United Kingdom	214,373	—	214,373	—
United States	98,102	—	98,102	—
Vietnam	19,663	—	19,663	—
Preferred securities
Brazil	5,726,132	5,726,132	—	—
Chile	198,718	198,718	—	—
Colombia	322,139	322,139	—	—
Panama	27,318	27,318	—	—
South Korea	29,003	—	—	29,003
Investment companies	181,658	—	181,658	—
Rights	15,939	1,362	14,577	—
Securities lending collateral	5,127,789	5,127,789	—	—

Total investments in securities	$258,172,699	$56,484,518	$200,505,190	$1,182,991

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	4,270,417	5,043,827	(8,801,824)	512,420	—	—	$8,285	($11,100)	$5,127,789

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

76

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

368Q3 05/19
This report is for the information of the shareholders of John Hancock Emerging Markets Fund.	7/19